GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Financial Statements

Year ended December 31, 2021

(With Report of Independent Registered Public Accounting Firm Thereon)

GENWORTH LIFE OF NEW YORK SEPARATE ACCOUNT 1

Year ended December 31, 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Genworth Life Insurance Company of New York and

Contract Owners of Genworth Life of New York VA Separate Account 1:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life of New York VA Separate Account 1 (the Separate Account) as of December 31, 2021, the related statements of operations for the year or period then ended and changes in net assets for each of the years or periods in the two-year period then ended, and the related notes including the financial highlights in Note 6 for each of the years or periods presented in the five year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights in Note 6 for each of the years or periods presented in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 1996.

Richmond, Virginia

April 18, 2022

Appendix

Statement of assets and liabilities as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AB Variable Products Series Fund, Inc.

AB Balanced Wealth Strategy Portfolio — Class B

AB Global Thematic Growth Portfolio — Class B

AB Growth and Income Portfolio — Class B

AB International Value Portfolio — Class B

AB Large Cap Growth Portfolio — Class B

AB Small Cap Growth Portfolio — Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Fund — Series I shares

Invesco V.I. American Franchise Fund — Series II shares

Invesco V.I. Capital Appreciation Fund — Series I shares (1)

Invesco V.I. Capital Appreciation Fund — Series II shares (1)

Invesco V.I. Comstock Fund — Series II shares

Invesco V.I. Conservative Balanced Fund — Series I shares (1)

Invesco V.I. Conservative Balanced Fund — Series II shares (1)

Invesco V.I. Core Bond Fund — Series I shares (1)

Invesco V.I. Core Equity Fund — Series I shares

Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares (1)

Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares (1)

Invesco V.I. Equity and Income Fund — Series II shares

Invesco V.I. Global Fund — Series II shares (1)

Invesco V.I. Global Real Estate Fund — Series II shares

Invesco V.I. Global Strategic Income Fund — Series I shares (1)

Invesco V.I. International Growth Fund — Series II shares

Invesco V.I. Main Street Fund® — Series II shares (1)

Invesco V.I. Main Street Small Cap Fund® — Series II shares (1)

Allspring Variable Trust

Allspring VT Omega Growth Fund — Class 2 (1)

American Century Variable Portfolios II, Inc.

VP Inflation Protection Fund — Class II

American Century Variable Portfolios, Inc.

VP Disciplined Core Value Fund — Class I (1)

VP International Fund — Class I

VP Ultra® Fund — Class I

VP Value Fund — Class I

BNY Mellon

BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares

BNY Mellon Variable Investment Fund — Government Money Market Portfolio

BlackRock Variable Series Funds, Inc.

BlackRock Advantage SMID Cap V.I. Fund — Class III Shares (1)

BlackRock Basic Value V.I. Fund — Class III Shares

BlackRock Global Allocation V.I. Fund — Class III Shares

BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares

Columbia Funds Variable Series Trust II

CTIVP® - Loomis Sayles Growth Fund — Class 1

Columbia Variable Portfolio — Overseas Core Fund — Class 2

Deutsche DWS Variable Series I

DWS Capital Growth VIP — Class B Shares

Deutsche DWS Variable Series II

DWS CROCI® U.S. VIP — Class B Shares

DWS Small Mid Cap Value VIP — Class B Shares

Eaton Vance Variable Trust

VT Floating — Rate Income Fund

Federated Hermes Insurance Series

Federated Hermes High Income Bond Fund II — Primary Shares (1)

Federated Hermes High Income Bond Fund II — Service Shares (1)

Federated Hermes Kaufmann Fund II — Service Shares (1)

Federated Hermes Managed Volatility Fund II — Primary Shares (1)

Fidelity® Variable Insurance Products Fund

VIP Asset ManagerSM Portfolio — Initial Class

VIP Asset ManagerSM Portfolio — Service Class 2

VIP Balanced Portfolio — Service Class 2

VIP Contrafund® Portfolio — Initial Class

VIP Contrafund® Portfolio — Service Class 2

VIP Dynamic Capital Appreciation Portfolio — Service Class 2

VIP Equity-Income Portfolio — Initial Class

VIP Equity-Income Portfolio — Service Class 2

VIP Growth & Income Portfolio — Initial Class

VIP Growth & Income Portfolio — Service Class 2

VIP Growth Opportunities Portfolio — Initial Class

VIP Growth Opportunities Portfolio — Service Class 2

VIP Growth Portfolio — Initial Class

VIP Growth Portfolio — Service Class 2

VIP Investment Grade Bond Portfolio — Service Class 2

VIP Mid Cap Portfolio — Service Class 2

VIP Overseas Portfolio — Initial Class

VIP Value Strategies Portfolio — Service Class 2

Franklin Templeton Variable Insurance Products Trust

Franklin Allocation VIP Fund — Class 2 Shares

Franklin Income VIP Fund — Class 2 Shares

Franklin Large Cap Growth VIP Fund — Class 2 Shares

Franklin Mutual Shares VIP Fund — Class 2 Shares

Templeton Foreign VIP Fund — Class 1 Shares (2)

Templeton Foreign VIP Fund — Class 2 Shares

Templeton Global Bond VIP Fund — Class 1 Shares

Templeton Growth VIP Fund — Class 2 Shares

Goldman Sachs Variable Insurance Trust

Goldman Sachs Government Money Market Fund — Service Shares

Goldman Sachs Large Cap Value Fund — Institutional Shares

Goldman Sachs Mid Cap Value Fund — Institutional Shares

JPMorgan Insurance Trust

JPMorgan Insurance Trust Core Bond Portfolio — Class 1

JPMorgan Insurance Trust Mid Cap Value Portfolio — Class 1

JPMorgan Insurance Trust Small Cap Core Portfolio — Class 1

JPMorgan Insurance Trust U.S. Equity Portfolio — Class 1

Janus Aspen Series

Janus Henderson Balanced Portfolio — Institutional Shares

Janus Henderson Balanced Portfolio — Service Shares

Janus Henderson Enterprise Portfolio — Institutional Shares

Janus Henderson Enterprise Portfolio — Service Shares

Janus Henderson Flexible Bond Portfolio — Institutional Shares

Janus Henderson Forty Portfolio — Institutional Shares

Janus Henderson Forty Portfolio — Service Shares

Janus Henderson Global Research Portfolio — Institutional Shares

Janus Henderson Global Research Portfolio — Service Shares

Janus Henderson Global Technology and Innovation Portfolio — Service Shares (1)

Janus Henderson Overseas Portfolio — Institutional Shares

Janus Henderson Overseas Portfolio — Service Shares

Janus Henderson Research Portfolio — Institutional Shares

Janus Henderson Research Portfolio — Service Shares

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Aggressive Growth Portfolio — Class II

ClearBridge Variable Dividend Strategy Portfolio — Class I (2)

ClearBridge Variable Dividend Strategy Portfolio — Class II

ClearBridge Variable Large Cap Value Portfolio — Class I

MFS® Variable Insurance Trust

MFS® Investors Trust Series — Service Class Shares

MFS® New Discovery Series — Service Class Shares

MFS® Total Return Series — Service Class Shares

MFS® Utilities Series — Service Class Shares

MFS® Variable Insurance Trust II

MFS® Income Portfolio — Service Class Shares (1)

MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares

PIMCO Variable Insurance Trust

All Asset Portfolio — Advisor Class Shares

High Yield Portfolio — Administrative Class Shares

International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares

Long-Term U.S. Government Portfolio — Administrative Class Shares

Low Duration Portfolio — Administrative Class Shares

Total Return Portfolio — Administrative Class Shares

Rydex Variable Trust

NASDAQ — 100® Fund

State Street Variable Insurance Series Funds, Inc.

Income V.I.S. Fund — Class 1 Shares

Premier Growth Equity V.I.S. Fund — Class 1 Shares

Real Estate Securities V.I.S. Fund — Class 1 Shares

S&P 500® Index V.I.S. Fund — Class 1 Shares

Small-Cap Equity V.I.S. Fund — Class 1 Shares

Total Return V.I.S. Fund — Class 1 Shares

Total Return V.I.S. Fund — Class 3 Shares

U.S. Equity V.I.S. Fund — Class 1 Shares

The Alger Portfolios

Alger Large Cap Growth Portfolio — Class I-2 Shares

Alger Small Cap Growth Portfolio — Class I-2 Shares

The Prudential Series Fund

PSF Natural Resources Portfolio — Class II Shares (1)

PSF PGIM Jennison Focused Blend Portfolio — Class II Shares (1)

PSF PGIM Jennison Growth Portfolio — Class II Shares (1)

Statement of assets and liabilities as of December 31, 2021, the related statements of operations and changes in net assets for the period from April 30, 2021 (inception) to December 31, 2021.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Value Fund — Series II shares

Statement of assets and liabilities as of December 31, 2021, the related statements of operations for the period from January 1, 2021 to April 30, 2021 (liquidation date) and changes in net assets for the period from January 1, 2020 to April 30, 2021 (liquidation date).

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Value Opportunities Fund — Series II shares

(1)	See Note 1 to the financial statements for the former name of the subaccount.
(2)	Available as investment options for contracts, but not shown on the statements as there was no activity from January 1, 2020 through December 31, 2021.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities

December 31, 2021

	AB Variable Products Series Fund, Inc.

	AB Balanced Wealth Strategy Portfolio — Class B	AB Global Thematic Growth Portfolio — Class B	AB Growth and Income Portfolio — Class B	AB International Value Portfolio — Class B	AB Large Cap Growth Portfolio — Class B

Assets:
Investments at fair value (note 2b)	$2,930,127	$91,116	$3,453,480	$3,790,399	$1,250,352
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	27	57	—	123
Total assets	2,930,127	91,143	3,453,537	3,790,399	1,250,475

Liabilities:
Accrued expenses payable to affiliate (note 4b)	139	4	151	173	53
Payable for units withdrawn	8	—	—	639	—
Total liabilities	147	4	151	812	53

Net assets attributable to:
Variable annuity contract owners in the accumulation period	2,616,256	91,139	3,393,761	3,725,375	1,207,081
Variable annuity contract owners in the annuitization period	313,724	—	59,625	64,212	43,341
Net assets	$2,929,980	$91,139	$3,453,386	$3,789,587	$1,250,422

Investments in securities at cost	$2,713,338	$44,908	$2,328,234	$3,409,760	$713,936
Shares outstanding	253,033	2,080	95,611	242,663	14,595

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Conservative Balanced Fund — Series I shares	Invesco V.I. Conservative Balanced Fund — Series II shares	Invesco V.I. Core Bond Fund — Series I shares	Invesco V.I. Core Equity Fund — Series I shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares

Assets:
Investments at fair value (note 2b)	$134,961	$2,606,455	$191,180	$16,471,919	$220,500
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	134,961	2,606,455	191,180	16,471,919	220,500

Liabilities:
Accrued expenses payable to affiliate (note 4b)	5	154	7	760	9
Payable for units withdrawn	—	402	—	2,022	—
Total liabilities	5	556	7	2,782	9

Net assets attributable to:
Variable annuity contract owners in the accumulation period	134,956	2,544,820	191,173	16,150,398	220,491
Variable annuity contract owners in the annuitization period	—	61,079	—	318,739	—
Net assets	$134,956	$2,605,899	$191,173	$16,469,137	$220,491

Investments in securities at cost	$119,166	$2,114,215	$212,401	$15,795,210	$149,708
Shares outstanding	7,279	142,819	24,510	435,880	1,924

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2021

AB Variable Products Series Fund, Inc. (continued)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

AB Small Cap Growth Portfolio — Class B	Invesco V.I. American Franchise Fund — Series I shares	Invesco V.I. American Franchise Fund — Series II shares	Invesco V.I. American Value Fund — Series II shares	Invesco V.I. Capital Appreciation Fund — Series I shares	Invesco V.I. Capital Appreciation Fund — Series II shares	Invesco V.I. Comstock Fund — Series II shares

$920,897	$406,899	$432,465	$398,509	$170,493	$1,009,291	$1,577,135
—	—	—	—	—	—	—
—	40	—	—	—	305	—
920,897	406,939	432,465	398,509	170,493	1,009,596	1,577,135

39	19	18	17	7	43	64
2	—	1	1	—	—	1
41	19	19	18	7	43	65

920,856	378,317	432,446	398,491	140,701	988,204	1,577,070
—	28,603	—	—	29,785	21,349	—
$920,856	$406,920	$432,446	$398,491	$170,486	$1,009,553	$1,577,070

$814,102	$303,234	$321,811	$377,792	$105,902	$662,165	$1,178,258
43,133	4,591	5,208	20,036	2,083	12,683	74,923

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares	Invesco V.I. Equity and Income Fund — Series II shares	Invesco V.I. Global Fund — Series II shares	Invesco V.I. Global Real Estate Fund — Series II shares	Invesco V.I. Global Strategic Income Fund — Series I shares	Invesco V.I. International Growth Fund — Series II shares	Invesco V.I. Main Street Fund® — Series II shares

$194,049	$848,379	$4,886,507	$5,773	$9,544	$791,609	$21,067,114
—	—	—	—	—	—	—
13	—	430	—	—	—	2,060
194,062	848,379	4,886,937	5,773	9,544	791,609	21,069,174

(28)	45	221	—	—	40	982
—	2	—	1	—	3	—
(28)	47	221	1	—	43	982

194,090	847,984	4,886,716	5,772	9,544	791,566	20,404,964
—	348	—	—	—	—	663,228
$194,090	$848,332	$4,886,716	$5,772	$9,544	$791,566	$21,068,192

$120,045	$708,590	$3,390,301	$4,880	$11,163	$667,151	$20,290,750
1,870	41,284	86,979	329	2,145	19,440	597,140

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2021

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)		Allspring Variable Trust	American Century Variable Portfolios II, Inc.	American Century Variable Portfolios, Inc.

	Invesco V.I. Main Street Small Cap Fund® — Series II shares	Invesco V.I. Value Opportunities Fund — Series II shares	Allspring VT Omega Growth Fund — Class 2	VP Inflation Protection Fund — Class II	VP Disciplined Core Value Fund — Class I

Assets:
Investments at fair value (note 2b)	$1,953,738	$—	$598,256	$3,114,383	$218,683
Dividend receivable	—	—	—	—	—
Receivable for units sold	72	—	—	9	—
Total assets	1,953,810	—	598,256	3,114,392	218,683

Liabilities:
Accrued expenses payable to affiliate (note 4b)	83	—	29	152	11
Payable for units withdrawn	—	—	1	—	1
Total liabilities	83	—	30	152	12

Net assets attributable to:
Variable annuity contract owners in the accumulation period	1,953,727	—	598,226	2,817,253	175,410
Variable annuity contract owners in the annuitization period	—	—	—	296,987	43,261
Net assets	$1,953,727	$—	$598,226	$3,114,240	$218,671

Investments in securities at cost	$1,340,780	$—	$432,315	$2,897,077	$188,342
Shares outstanding	63,371	—	14,350	272,713	20,400

	BlackRock Variable Series Funds, Inc. (continued)			Columbia Funds Variable Series Trust II

	BlackRock Basic Value V.I. Fund — Class III Shares	BlackRock Global Allocation V.I. Fund — Class III Shares	BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares	CTIVP® — Loomis Sayles Growth Fund — Class 1	Columbia Variable Portfolio — Overseas Core Fund — Class 2

Assets:
Investments at fair value (note 2b)	$4,689,697	$41,301,222	$172,743	$1,959,150	$3,254,194
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	4,689,697	41,301,222	172,743	1,959,150	3,254,194

Liabilities:
Accrued expenses payable to affiliate (note 4b)	217	2,071	7	88	146
Payable for units withdrawn	889	7,097	1	76	329
Total liabilities	1,106	9,168	8	164	475

Net assets attributable to:
Variable annuity contract owners in the accumulation period	4,603,077	40,395,021	172,735	1,937,992	3,211,127
Variable annuity contract owners in the annuitization period	85,514	897,033	—	20,994	42,592
Net assets	$4,688,591	$41,292,054	$172,735	$1,958,986	$3,253,719

Investments in securities at cost	$5,054,205	$41,190,059	$114,295	$1,222,042	$3,105,007
Shares outstanding	339,096	2,872,129	8,152	33,353	217,236

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2021

American Century Variable Portfolios, Inc. (continued)			BNY Mellon			BlackRock Variable Series Funds, Inc.

VP International Fund — Class I	VP Ultra® Fund — Class I	VP Value Fund — Class I	BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares	BNY Mellon Variable Investment Fund — Government Money Market Portfolio	BlackRock Advantage SMID Cap V.I. Fund — Class III Shares

$208,934	$633,250	$361,488	$20,373	$158,079	$461,617	$256,278
—	—	—	—	—	4	—
—	—	—	—	28	—	—
208,934	633,250	361,488	20,373	158,107	461,621	256,278

11	29	17	1	5	19	10
2	3	4	—	—	1	2
13	32	21	1	5	20	12

165,970	611,847	339,989	20,372	158,102	456,226	256,266
42,951	21,371	21,478	—	—	5,375	—
$208,921	$633,218	$361,467	$20,372	$158,102	$461,601	$256,266

$156,861	$343,389	$235,266	$14,431	$101,687	$461,617	$348,411
14,060	20,180	26,444	823	2,722	461,617	24,246

Deutsche DWS Variable Series I	Deutsche DWS Variable Series II		Eaton Vance Variable Trust	Federated Hermes Insurance Series

DWS Capital Growth VIP — Class B Shares	DWS CROCI® U.S. VIP — Class B Shares	DWS Small Mid Cap Value VIP — Class B Shares	VT Floating — Rate Income Fund	Federated Hermes High Income Bond Fund II — Primary Shares	Federated Hermes High Income Bond Fund II — Service Shares	Federated Hermes Kaufmann Fund II — Service Shares

$126,909	$270,890	$88,619	$2,403,010	$324	$800,122	$1,914,202
—	—	—	5,850	—	—	—
5	—	—	174	—	240	—
126,914	270,890	88,619	2,409,034	324	800,362	1,914,202

7	13	4	109	—	34	88
—	4	1	—	—	—	8
7	17	5	109	—	34	96

105,536	249,285	88,614	2,366,862	324	799,622	1,893,009
21,371	21,588	—	42,063	—	706	21,097
$126,907	$270,873	$88,614	$2,408,925	$324	$800,328	$1,914,106

$91,233	$213,805	$79,392	$2,418,692	$332	$814,605	$1,656,468
2,597	16,815	5,732	264,358	51	126,003	85,455

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2021

	Federated Hermes Insurance Series (continued)	Fidelity® Variable Insurance Products Fund

	Federated Hermes Managed Volatility Fund II — Primary Shares	VIP Asset ManagerSM Portfolio — Initial Class	VIP Asset ManagerSM Portfolio — Service Class 2	VIP Balanced Portfolio — Service Class 2	VIP Contrafund® Portfolio — Initial Class

Assets:
Investments at fair value (note 2b)	$49,369	$126,770	$49,953	$6,803,660	$892,605
Dividend receivable	—	—	—	—	69,717
Receivable for units sold	—	—	—	—	—
Total assets	49,369	126,770	49,953	6,803,660	962,322

Liabilities:
Accrued expenses payable to affiliate (note 4b)	2	5	2	372	37
Payable for units withdrawn	—	—	1	269	—
Total liabilities	2	5	3	641	37

Net assets attributable to:
Variable annuity contract owners in the accumulation period	49,367	126,765	37,251	6,580,414	914,901
Variable annuity contract owners in the annuitization period	—	—	12,699	222,605	47,384
Net assets	$49,367	$126,765	$49,950	$6,803,019	$962,285

Investments in securities at cost	$39,932	$103,998	$41,888	$4,795,790	$491,644
Shares outstanding	3,827	6,916	2,805	277,474	16,423

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Growth Opportunities Portfolio — Service Class 2	VIP Growth Portfolio — Initial Class	VIP Growth Portfolio — Service Class 2	VIP Investment Grade Bond Portfolio — Service Class 2	VIP Mid Cap Portfolio — Service Class 2

Assets:
Investments at fair value (note 2b)	$321,845	$590,640	$958,379	$9,581,954	$3,681,580
Dividend receivable	—	43,247	72,298	184,552	551,723
Receivable for units sold	—	—	63	722	274
Total assets	321,845	633,887	1,030,740	9,767,228	4,233,577

Liabilities:
Accrued expenses payable to affiliate (note 4b)	17	25	51	457	187
Payable for units withdrawn	2	—	—	—	—
Total liabilities	19	25	51	457	187

Net assets attributable to:
Variable annuity contract owners in the accumulation period	321,826	633,862	1,029,705	9,558,091	4,233,390
Variable annuity contract owners in the annuitization period	—	—	984	208,680	—
Net assets	$321,826	$633,862	$1,030,689	$9,766,771	$4,233,390

Investments in securities at cost	$270,917	$332,470	$542,616	$9,551,485	$2,937,836
Shares outstanding	4,146	5,766	9,640	738,209	93,465

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2021

Fidelity® Variable Insurance Products Fund (continued)

VIP Contrafund® Portfolio — Service Class 2	VIP Dynamic Capital Appreciation Portfolio — Service Class 2	VIP Equity- Income Portfolio — Initial Class	VIP Equity- Income Portfolio — Service Class 2	VIP Growth & Income Portfolio — Initial Class	VIP Growth & Income Portfolio — Service Class 2	VIP Growth Opportunities Portfolio — Initial Class

$12,129,602	$45,245	$266,470	$4,667,680	$301,438	$730,376	$141,473
977,806	—	16,824	302,928	5,702	13,964	—
51	—	—	114	—	30	—
13,107,459	45,245	283,294	4,970,722	307,140	744,370	141,473

576	2	11	226	12	32	6
—	1	—	—	—	—	—
576	3	11	226	12	32	6

13,056,579	45,242	283,283	4,754,764	307,128	743,407	141,467
50,304	—	—	215,732	—	931	—
$13,106,883	$45,242	$283,283	$4,970,496	$307,128	$744,338	$141,467

$7,624,686	$26,863	$223,603	$3,928,851	$197,368	$494,506	$54,354
230,996	2,400	10,190	184,712	11,497	28,732	1,785

Fidelity® Variable Insurance Products Fund (continued)		Franklin Templeton Variable Insurance Products Trust

VIP Overseas Portfolio — Initial Class	VIP Value Strategies Portfolio — Service Class 2	Franklin Allocation VIP Fund — Class 2 Shares	Franklin Income VIP Fund — Class 2 Shares	Franklin Large Cap Growth VIP Fund — Class 2 Shares	Franklin Mutual Shares VIP Fund — Class 2 Shares	Templeton Foreign VIP Fund — Class 2 Shares

$134,519	$63,242	$8,958,717	$31,803,324	$425,628	$18,795,782	$290,780
5,077	4,083	—	—	—	—	—
—	—	—	—	33	—	14
139,596	67,325	8,958,717	31,803,324	425,661	18,795,782	290,794

5	4	442	1,718	21	865	13
—	1	129	13,334	—	2,696	—
5	5	571	15,052	21	3,561	13

139,591	67,320	8,560,025	30,453,509	404,337	18,430,145	269,427
—	—	398,121	1,334,763	21,303	362,076	21,354
$139,591	$67,320	$8,958,146	$31,788,272	$425,640	$18,792,221	$290,781

$87,145	$51,204	$9,522,404	$28,752,937	$307,260	$18,607,373	$299,534
4,594	3,812	1,503,140	1,897,573	14,717	978,947	21,397

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2021

	Franklin Templeton Variable Insurance Products Trust (continued)		Goldman Sachs Variable Insurance Trust

	Templeton Global Bond VIP Fund — Class 1 Shares	Templeton Growth VIP Fund — Class 2 Shares	Goldman Sachs Government Money Market Fund — Service Shares	Goldman Sachs Large Cap Value Fund — Institutional Shares	Goldman Sachs Mid Cap Value Fund — Institutional Shares

Assets:
Investments at fair value (note 2b)	$42,218	$722,002	$5,599,200	$164,318	$385,586
Dividend receivable	—	—	29	—	—
Receivable for units sold	—	—	568	—	—
Total assets	42,218	722,002	5,599,797	164,318	385,586

Liabilities:
Accrued expenses payable to affiliate (note 4b)	2	33	244	6	15
Payable for units withdrawn	—	224	—	—	1
Total liabilities	2	257	244	6	16

Net assets attributable to:
Variable annuity contract owners in the accumulation period	42,216	678,730	5,591,476	164,312	385,570
Variable annuity contract owners in the annuitization period	—	43,015	8,077	—	—
Net assets	$42,216	$721,745	$5,599,553	$164,312	$385,570

Investments in securities at cost	$49,364	$730,083	$5,599,200	$166,068	$304,914
Shares outstanding	3,055	62,295	5,599,200	16,481	19,753

	Janus Aspen Series (continued)

	Janus Henderson Enterprise Portfolio — Service Shares	Janus Henderson Flexible Bond Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Service Shares	Janus Henderson Global Research Portfolio — Institutional Shares

Assets:
Investments at fair value (note 2b)	$107,464	$4,359	$1,301,257	$1,555,471	$273,072
Dividend receivable	—	—	—	—	—
Receivable for units sold	30	—	—	—	—
Total assets	107,494	4,359	1,301,257	1,555,471	273,072

Liabilities:
Accrued expenses payable to affiliate (note 4b)	2	—	50	60	11
Payable for units withdrawn	—	1	—	1	—
Total liabilities	2	1	50	61	11

Net assets attributable to:
Variable annuity contract owners in the accumulation period	107,492	4,358	1,254,305	1,555,410	273,061
Variable annuity contract owners in the annuitization period	—	—	46,902	—	—
Net assets	$107,492	$4,358	$1,301,207	$1,555,410	$273,061

Investments in securities at cost	$69,848	$4,325	$785,139	$1,057,349	$156,412
Shares outstanding	1,162	362	21,073	27,462	3,831

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2021

JPMorgan Insurance Trust				Janus Aspen Series

JPMorgan Insurance Trust Core Bond Portfolio — Class 1	JPMorgan Insurance Trust Mid Cap Value Portfolio — Class 1	JPMorgan Insurance Trust Small Cap Core Portfolio — Class 1	JPMorgan Insurance Trust U.S. Equity Portfolio — Class 1	Janus Henderson Balanced Portfolio — Institutional Shares	Janus Henderson Balanced Portfolio — Service Shares	Janus Henderson Enterprise Portfolio — Institutional Shares

$1,455,603	$700,073	$178,938	$1,465,672	$827,803	$10,167,154	$834,931
—	—	—	—	—	—	—
44	4	27	—	—	—	—
1,455,647	700,077	178,965	1,465,672	827,803	10,167,154	834,931

74	31	8	78	32	490	32
—	—	—	1	—	6,808	—
74	31	8	79	32	7,298	32

1,191,903	678,353	170,721	1,143,715	752,956	9,599,808	834,899
263,670	21,693	8,236	321,878	74,815	560,048	—
$1,455,573	$700,046	$178,957	$1,465,593	$827,771	$10,159,856	$834,899

$1,444,808	$429,309	$109,953	$933,213	$477,100	$6,257,190	$463,243
128,360	52,479	6,301	31,960	16,484	191,328	8,307

Janus Aspen Series (continued)						Legg Mason Partners Variable Equity Trust

Janus Henderson Global Research Portfolio — Service Shares	Janus Henderson Global Technology and Innovation Portfolio — Service Shares	Janus Henderson Overseas Portfolio — Institutional Shares	Janus Henderson Overseas Portfolio — Service Shares	Janus Henderson Research Portfolio — Institutional Shares	Janus Henderson Research Portfolio — Service Shares	ClearBridge Variable Aggressive Growth Portfolio — Class II

$177,468	$16,041	$133,799	$88,283	$558,942	$47,833	$268,970
—	—	—	—	—	—	—
—	—	—	—	—	—	—
177,468	16,041	133,799	88,283	558,942	47,833	268,970

8	1	5	5	22	5	11
1	1	—	1	—	—	—
9	2	5	6	22	5	11

177,459	16,039	133,794	88,277	533,806	47,828	268,959
—	—	—	—	25,114	—	—
$177,459	$16,039	$133,794	$88,277	$558,920	$47,828	$268,959

$94,987	$6,456	$122,079	$63,871	$316,500	$23,301	$246,172
2,561	767	3,118	2,152	9,926	880	11,499

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2021

	Legg Mason Partners Variable Equity Trust (continued)		MFS® Variable Insurance Trust

	ClearBridge Variable Dividend Strategy Portfolio — Class II	ClearBridge Variable Large Cap Value Portfolio — Class I	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Total Return Series — Service Class Shares

Assets:
Investments at fair value (note 2b)	$258,354	$232,638	$391,321	$507,951	$5,699,813
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	268	42	—
Total assets	258,354	232,638	391,589	507,993	5,699,813

Liabilities:
Accrued expenses payable to affiliate (note 4b)	14	10	17	15	282
Payable for units withdrawn	2	1	—	—	456
Total liabilities	16	11	17	15	738

Net assets attributable to:
Variable annuity contract owners in the accumulation period	201,684	232,627	391,572	507,978	5,473,485
Variable annuity contract owners in the annuitization period	56,654	—	—	—	225,590
Net assets	$258,338	$232,627	$391,572	$507,978	$5,699,075

Investments in securities at cost	$170,174	$214,546	$210,048	$427,287	$4,538,595
Shares outstanding	10,045	10,230	8,900	25,602	209,706

	PIMCO Variable Insurance Trust (continued)		Rydex Variable Trust	State Street Variable Insurance Series Funds, Inc.

	Low Duration Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	NASDAQ — 100® Fund	Income V.I.S. Fund — Class 1 Shares	Premier Growth Equity V.I.S. Fund — Class 1 Shares

Assets:
Investments at fair value (note 2b)	$10,750,099	$15,908,377	$241,022	$467,092	$615,620
Dividend receivable	6,427	29,154	—	—	—
Receivable for units sold	398	1,817	12	247	82
Total assets	10,756,924	15,939,348	241,034	467,339	615,702

Liabilities:
Accrued expenses payable to affiliate (note 4b)	507	727	8	2	27
Payable for units withdrawn	—	—	—	—	—
Total liabilities	507	727	8	2	27

Net assets attributable to:
Variable annuity contract owners in the accumulation period	10,336,505	15,682,101	241,026	467,337	615,675
Variable annuity contract owners in the annuitization period	419,912	256,520	—	—	—
Net assets	$10,756,417	$15,938,621	$241,026	$467,337	$615,675

Investments in securities at cost	$10,842,868	$16,313,958	$135,880	$464,013	$462,989
Shares outstanding	1,050,841	1,478,474	3,307	39,384	4,857

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2021

MFS® Variable Insurance Trust (continued)	MFS® Variable Insurance Trust II		PIMCO Variable Insurance Trust

MFS® Utilities Series — Service Class Shares	MFS® Income Portfolio — Service Class Shares	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	All Asset Portfolio — Advisor Class Shares	High Yield Portfolio — Administrative Class Shares	International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares

$1,379,546	$56,370	$508,573	$276,465	$2,866,107	$24,273	$7,758,219
—	—	—	—	13,870	38	11,913
671	—	—	—	473	—	1,912
1,380,217	56,370	508,573	276,465	2,880,450	24,311	7,772,044

60	2	22	12	131	2	362
—	1	1	—	—	2	—
60	3	23	12	131	4	362

1,380,157	44,361	508,550	276,453	2,795,360	24,307	7,594,671
—	12,006	—	—	84,959	—	177,011
$1,380,157	$56,367	$508,550	$276,453	$2,880,319	$24,307	$7,771,682

$1,010,489	$56,859	$358,377	$260,326	$2,796,223	$23,434	$8,777,175
36,710	5,799	18,787	23,711	360,971	2,258	690,233

State Street Variable Insurance Series Funds, Inc. (continued)						The Alger Portfolios

Real Estate Securities V.I.S. Fund — Class 1 Shares	S&P 500® Index V.I.S. Fund — Class 1 Shares	Small-Cap Equity V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 3 Shares	U.S. Equity V.I.S. Fund — Class 1 Shares	Alger Large Cap Growth Portfolio — Class I-2 Shares

$1,375,081	$7,522,200	$1,664,102	$9,026,070	$48,186,237	$1,026,356	$399,711
—	—	—	—	—	—	—
234	7,449	150	657	—	396	—
1,375,315	7,529,649	1,664,252	9,026,727	48,186,237	1,026,752	399,711

60	305	70	389	2,595	42	16
—	—	—	—	15,717	—	—
60	305	70	389	18,312	42	16

1,375,255	7,399,396	1,658,393	4,401,255	44,973,745	1,026,710	328,424
—	129,948	5,789	4,625,083	3,194,180	—	71,271
$1,375,255	$7,529,344	$1,664,182	$9,026,338	$48,167,925	$1,026,710	$399,695

$1,264,962	$4,458,600	$1,486,981	$9,262,721	$49,354,975	$774,141	$318,990
98,998	130,639	111,460	562,022	3,011,640	18,150	4,930

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2021

	The Alger Portfolios (continued)	The Prudential Series Fund

	Alger Small Cap Growth Portfolio — Class I-2 Shares	PSF Natural Resources Portfolio — Class II Shares	PSF PGIM Jennison Focused Blend Portfolio — Class II Shares	PSF PGIM Jennison Growth Portfolio — Class II Shares

Assets:
Investments at fair value (note 2b)	$123,635	$459,870	$247,541	$554,040
Dividend receivable	—	—	—	—
Receivable for units sold	—	—	—	—
Total assets	123,635	459,870	247,541	554,040

Liabilities:
Accrued expenses payable to affiliate (note 4b)	5	22	9	27
Payable for units withdrawn	—	2	2	1
Total liabilities	5	24	11	28

Net assets attributable to:
Variable annuity contract owners in the accumulation period	123,630	459,846	247,530	554,012
Variable annuity contract owners in the annuitization period	—	—	—	—
Net assets	$123,630	$459,846	$247,530	$554,012

Investments in securities at cost	$121,907	$352,959	$74,962	$194,181
Shares outstanding	4,435	14,033	4,511	3,954

See accompanying notes to financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations

	AB Variable Products Series Fund, Inc.

	AB Balanced Wealth Strategy Portfolio — Class B	AB Global Thematic Growth Portfolio — Class B	AB Growth and Income Portfolio — Class B	AB International Value Portfolio — Class B	AB Large Cap Growth Portfolio — Class B

	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$ 7,666	$—	$21,118	$64,496	$—
Mortality and expense risk and administrative charges (note 4)	51,424	1,494	54,808	54,297	19,432
Net investment income (expense)	(43,758)	(1,494)	(33,690)	10,199	(19,432)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	20,741	31,696	160,575	123,920	159,550
Change in unrealized appreciation (depreciation)	276,282	(22,333)	647,355	125,422	60,853
Capital gain distributions	66,641	10,509	—	—	82,872
Net realized and unrealized gain (loss) on investments	363,664	19,872	807,930	249,342	303,275

Increase (decrease) in net assets from operations	$319,906	$18,378	$774,240	$259,541	$283,843

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Conservative Balanced Fund — Series I shares	Invesco V.I. Conservative Balanced Fund — Series II shares	Invesco V.I. Core Bond Fund — Series I shares	Invesco V.I. Core Equity Fund — Series I shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares

	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$3,224	$32,732	$4,084	$106,118	$—
Mortality and expense risk and administrative charges (note 4)	2,879	55,568	2,676	127,817	2,910
Net investment income (expense)	345	(22,836)	1,408	(21,699)	(2,910)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	12,516	105,969	(322)	44,400	1,617
Change in unrealized appreciation (depreciation)	(6,779)	(17,494)	(14,148)	697,763	11,573
Capital gain distributions	11,023	131,923	7,267	363,463	22,537
Net realized and unrealized gain (loss) on investments	16,760	220,398	(7,203)	1,105,626	35,727

Increase (decrease) in net assets from operations	$17,105	$197,562	$(5,795)	$1,083,927	$32,817

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

AB Variable Products Series Fund, Inc. (continued)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

AB Small Cap Growth Portfolio — Class B	Invesco V.I. American Franchise Fund — Series I shares	Invesco V.I. American Franchise Fund — Series II shares	Invesco V.I. American Value Fund — Series II shares	Invesco V.I. Capital Appreciation Fund — Series I shares	Invesco V.I. Capital Appreciation Fund — Series II shares	Invesco V.I. Comstock Fund — Series II shares

Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Period from April 30 to December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

$—	$—	$—	$847	$—	$ —	$24,208
35,686	5,839	6,839	3,710	2,412	16,682	23,097
(35,686)	(5,839)	(6,839)	(2,863)	(2,412)	(16,682)	1,111

701,138	55,587	8,694	(46)	25,269	119,719	48,565
(665,676)	(65,759)	(15,376)	20,717	2,908	32,809	358,025
214,733	46,912	52,806	—	8,663	53,284	—
250,195	36,740	46,124	20,671	36,840	205,812	406,590

$214,509	$30,901	$39,285	$17,808	$34,428	$189,130	$407,701

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares	Invesco V.I. Equity and Income Fund — Series II shares	Invesco V.I. Global Fund — Series II shares	Invesco V.I. Global Real Estate Fund — Series II shares	Invesco V.I. Global Strategic Income Fund — Series I shares	Invesco V.I. International Growth Fund — Series II shares	Invesco V.I. Main Street Fund® — Series II shares

Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

$—	$15,421	$—	$ 139	$459	$8,710	$104,647
3,105	21,829	180,971	2,022	135	13,337	181,100
(3,105)	(6,408)	(180,971)	(1,883)	324	(4,627)	(76,453)

1,505	87,701	4,076,838	22,759	(41)	37,872	116,132
7,835	73,211	(2,083,080)	8,441	(750)	(55,178)	423,263
21,688	9,204	251,974	—	—	56,117	1,189,682
31,028	170,116	2,245,732	31,200	(791)	38,811	1,729,077

$27,923	$163,708	$2,064,761	$29,317	$(467)	$34,184	$1,652,624

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)		Allspring Variable Trust	American Century Variable Portfolios II, Inc.	American Century Variable Portfolios, Inc.

	Invesco V.I. Main Street Small Cap Fund® — Series II shares	Invesco V.I. Value Opportunities Fund — Series II shares	Allspring VT Omega Growth Fund — Class 2	VP Inflation Protection Fund — Class II	VP Disciplined Core Value Fund — Class I

	Year ended December 31, 2021	Period from January 1 to April 30, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$3,502	$1,191	$—	$95,436	$4,518
Mortality and expense risk and administrative charges (note 4)	54,158	1,420	9,083	54,171	8,998
Net investment income (expense)	(50,656)	(229)	(9,083)	41,265	(4,480)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	1,159,164	11,391	13,753	50,258	76,704
Change in unrealized appreciation (depreciation)	(503,293)	39,804	6,740	38,785	(59,550)
Capital gain distributions	122,442	7,386	60,146	—	96,404
Net realized and unrealized gain (loss) on investments	778,313	58,581	80,639	89,043	113,558

Increase (decrease) in net assets from operations	$727,657	$58,352	$71,556	$130,308	$109,078

	BlackRock Variable Series Funds, Inc. (continued)			Columbia Funds Variable Series Trust II

	BlackRock Basic Value V.I. Fund — Class III Shares	BlackRock Global Allocation V.I. Fund — Class III Shares	BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares	CTIVP® — Loomis Sayles Growth Fund — Class 1	Columbia Variable Portfolio — Overseas Core Fund — Class 2

	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$51,091	$350,613	$—	$—	$17,175
Mortality and expense risk and administrative charges (note 4)	40,186	785,244	2,629	164,904	32,920
Net investment income (expense)	10,905	(434,631)	(2,629)	(164,904)	(15,745)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	38,691	1,396,066	2,709	5,535,933	27,045
Change in unrealized appreciation (depreciation)	(368,859)	(5,963,954)	(1,505)	(2,942,997)	51,668
Capital gain distributions	588,656	6,902,271	25,564	—	21,918
Net realized and unrealized gain (loss) on investments	258,488	2,334,383	26,768	2,592,936	100,631

Increase (decrease) in net assets from operations	$269,393	$1,899,752	$24,139	$2,428,032	$84,886

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

American Century Variable Portfolios, Inc. (continued)			BNY Mellon			BlackRock Variable Series Funds, Inc.

VP International Fund — Class I	VP Ultra® Fund — Class I	VP Value Fund — Class I	BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.— Initial Shares	BNY Mellon Variable Investment Fund — Government Money Market Portfolio	BlackRock Advantage SMID Cap V.I. Fund — Class III Shares

Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

$906	$—	$5,261	$124	$1,310	$52	$2,867
7,803	10,642	4,764	374	2,281	8,786	4,393
(6,897)	(10,642)	497	(250)	(971)	(8,734)	(1,526)

113,319	104,552	15,321	6,035	9,473	—	4,965
(86,438)	(11,547)	39,867	1,530	22,352	—	(90,021)
16,033	43,413	—	126	3,852	—	115,964
42,914	136,418	55,188	7,691	35,677	—	30,908

$36,017	$125,776	$55,685	$7,441	$34,706	$(8,734)	$29,382

Deutsche DWS Variable Series I	Deutsche DWS Variable Series II		Eaton Vance Variable Trust	Federated Hermes Insurance Series

DWS Capital Growth VIP — Class B Shares	DWS CROCI® U.S. VIP — Class B Shares	DWS Small Mid Cap Value VIP — Class B Shares	VT Floating — Rate Income Fund	Federated Hermes High Income Bond Fund II — Primary Shares	Federated Hermes High Income Bond Fund II — Service Shares	Federated Hermes Kaufmann Fund II — Service Shares

Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

$—	$5,631	$718	$84,118	$16	$39,680	$—
5,330	5,277	1,328	48,506	4	13,071	45,697
(5,330)	354	(610)	35,612	12	26,609	(45,697)

110,129	24,610	197	(6,132)	—	(3,432)	232,269
(61,838)	42,808	20,111	27,616	—	146	(358,291)
21,679	—	—	—	—	—	251,071
69,970	67,418	20,308	21,484	—	(3,286)	125,049

$64,640	$67,772	$19,698	$57,096	$12	$23,323	$79,352

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Federated Hermes Insurance Series (continued)	Fidelity® Variable Insurance Products Fund

	Federated Hermes Managed Volatility Fund II — Primary Shares	VIP Asset ManagerSM Portfolio — Initial Class	VIP Asset ManagerSM Portfolio — Service Class 2	VIP Balanced Portfolio — Service Class 2	VIP Contrafund® Portfolio — Initial Class

	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$878	$2,018	$ 691	$49,363	$569
Mortality and expense risk and administrative charges (note 4)	677	1,734	797	134,677	12,797
Net investment income (expense)	201	284	(106)	(85,314)	(12,228)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	776	426	613	475,883	43,523
Change in unrealized appreciation (depreciation)	6,531	8,443	3,028	84,309	68,296
Capital gain distributions	—	691	281	518,182	111,980
Net realized and unrealized gain (loss) on investments	7,307	9,560	3,922	1,078,374	223,799

Increase (decrease) in net assets from operations	$7,508	$9,844	$3,816	$993,060	$211,571

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Growth Opportunities Portfolio — Service Class 2	VIP Growth Portfolio — Initial Class	VIP Growth Portfolio — Service Class 2	VIP Investment Grade Bond Portfolio — Service Class 2	VIP Mid Cap Portfolio— Service Class 2

	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$—	$—	$—	$184,129	$14,525
Mortality and expense risk and administrative charges (note 4)	106,406	8,987	15,142	174,726	68,084
Net investment income (expense)	(106,406)	(8,987)	(15,142)	9,403	(53,559)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	3,479,517	38,247	26,110	90,670	330,580
Change in unrealized appreciation (depreciation)	(2,588,949)	(33,550)	(30,201)	(650,520)	(27,768)
Capital gain distributions	745,581	127,988	202,583	281,329	661,279
Net realized and unrealized gain (loss) on investments	1,636,149	132,685	198,492	(278,521)	964,091

Increase (decrease) in net assets from operations	$1,529,743	$123,698	$183,350	$(269,118)	$910,532

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Fidelity® Variable Insurance Products Fund (continued)

VIP Contrafund® Portfolio — Service Class 2	VIP Dynamic Capital Appreciation Portfolio — Service Class 2	VIP Equity- Income Portfolio — Initial Class	VIP Equity- Income Portfolio — Service Class 2	VIP Growth & Income Portfolio — Initial Class	VIP Growth & Income Portfolio — Service Class 2	VIP Growth Opportunities Portfolio — Initial Class

Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

$3,328	$54	$5,082	$114,019	$7,038	$15,929	$—
193,562	772	3,769	213,851	4,520	11,419	2,150
(190,234)	(718)	1,313	(99,832)	2,518	4,510	(2,150)

1,109,911	8,062	2,784	3,682,117	18,999	37,428	18,639
307,504	(3,342)	20,927	(1,524,480)	31,884	77,624	(14,222)
1,536,697	5,380	29,723	981,114	13,276	34,050	14,079
2,954,112	10,100	53,434	3,138,751	64,159	149,102	18,496

$2,763,878	$9,382	$54,747	$3,038,919	$66,677	$153,612	$16,346

Fidelity® Variable Insurance Products Fund (continued)		Franklin Templeton Variable Insurance Products Trust

VIP Overseas Portfolio — Initial Class	VIP Value Strategies Portfolio — Service Class 2	Franklin Allocation VIP Fund — Class 2 Shares	Franklin Income VIP Fund — Class 2 Shares	Franklin Large Cap Growth VIP Fund — Class 2 Shares	Franklin Mutual Shares VIP Fund — Class 2 Shares	Templeton Foreign VIP Fund — Class 2 Shares

Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

$694	$780	$ 158,858	$1,531,972	$—	$544,152	$4,202
1,828	958	162,093	643,085	7,799	153,097	4,093
(1,134)	(178)	(3,235)	888,887	(7,799)	391,055	109

714	3,808	(182,906)	575,224	63,807	30,034	(578)
12,021	5,986	1,026,464	2,966,001	(52,212)	221,999	2,671
9,741	5,276	—	—	61,061	—	—
22,476	15,070	843,558	3,541,225	72,656	252,033	2,093

$21,342	$14,892	$ 840,323	$4,430,112	$64,857	$643,088	$2,202

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Franklin Templeton Variable Insurance Products Trust (continued)		Goldman Sachs Variable Insurance Trust

	Templeton Global Bond VIP Fund — Class 1 Shares	Templeton Growth VIP Fund — Class 2 Shares	Goldman Sachs Government Money Market Fund — Service Shares	Goldman Sachs Large Cap Value Fund — Institutional Shares	Goldman Sachs Mid Cap Value Fund — Institutional Shares

	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$—	$6,075	$409	$1,811	$1,682
Mortality and expense risk and administrative charges (note 4)	881	10,174	112,332	2,597	5,330
Net investment income (expense)	(881)	(4,099)	(111,923)	(786)	(3,648)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(4,470)	524	—	4,475	11,573
Change in unrealized appreciation (depreciation)	1,199	16,197	—	12,787	34,310
Capital gain distributions	—	—	—	19,651	49,488
Net realized and unrealized gain (loss) on investments	(3,271)	16,721	—	36,913	95,371

Increase (decrease) in net assets from operations	$(4,152)	$12,622	$(111,923)	$36,127	$91,723

	Janus Aspen Series (continued)

	Janus Henderson Enterprise Portfolio — Service Shares	Janus Henderson Flexible Bond Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Service Shares	Janus Henderson Global Research Portfolio — Institutional Shares

	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$240	$121	$6,160	$8,955	$1,410
Mortality and expense risk and administrative charges (note 4)	1,497	63	17,601	25,574	3,873
Net investment income (expense)	(1,257)	58	(11,441)	(16,619)	(2,463)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	526	9	39,837	143,533	23,932
Change in unrealized appreciation (depreciation)	5,466	(261)	69,540	(19,405)	7,887
Capital gain distributions	9,044	88	139,126	202,257	13,007
Net realized and unrealized gain (loss) on investments	15,036	(164)	248,503	326,385	44,826

Increase (decrease) in net assets from operations	$13,779	$(106)	$237,062	$309,766	$42,363

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

JPMorgan Insurance Trust				Janus Aspen Series

JPMorgan Insurance Trust Core Bond Portfolio — Class 1	JPMorgan Insurance Trust Mid Cap Value Portfolio — Class 1	JPMorgan Insurance Trust Small Cap Core Portfolio — Class 1	JPMorgan Insurance Trust U.S. Equity Portfolio — Class 1	Janus Henderson Balanced Portfolio — Institutional Shares	Janus Henderson Balanced Portfolio — Service Shares	Janus Henderson Enterprise Portfolio — Institutional Shares

Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

$ 50,224	$7,417	$1,796	$9,640	$ 8,886	$87,848	$2,602
40,055	12,470	4,715	26,404	11,201	177,353	11,574
10,169	(5,053)	(2,919)	(16,764)	(2,315)	(89,505)	(8,972)

17,724	80,570	69,461	148,115	23,666	531,647	54,487
(128,740)	70,238	(21,392)	134,646	89,143	902,096	2,392
36,598	40,855	8,681	57,449	4,533	54,957	68,658
(74,418)	191,663	56,750	340,210	117,342	1,488,700	125,537

$(64,249)	$186,610	$53,831	$323,446	$115,027	$1,399,195	$116,565

Janus Aspen Series (continued)						Legg Mason Partners Variable Equity Trust

Janus Henderson Global Research Portfolio — Service Shares	Janus Henderson Global Technology and Innovation Portfolio — Service Shares	Janus Henderson Overseas Portfolio — Institutional Shares	Janus Henderson Overseas Portfolio — Service Shares	Janus Henderson Research Portfolio — Institutional Shares	Janus Henderson Research Portfolio — Service Shares	ClearBridge Variable Aggressive Growth Portfolio — Class II

Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

$ 617	$102	$1,658	$897	$529	$7	$461
2,663	247	2,172	1,370	7,421	667	4,118
(2,046)	(145)	(514)	(473)	(6,892)	(660)	(3,657)

6,198	156	3,009	733	16,140	2,539	2,307
12,650	286	14,041	8,988	54,331	3,315	(53,841)
8,056	1,899	—	—	26,559	2,330	76,242
26,904	2,341	17,050	9,721	97,030	8,184	24,708

$24,858	$2,196	$16,536	$9,248	$90,138	$7,524	$21,051

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Legg Mason Partners Variable Equity Trust (continued)		MFS® Variable Insurance Trust

	ClearBridge Variable Dividend Strategy Portfolio — Class II	ClearBridge Variable Large Cap Value Portfolio — Class I	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Total Return Series — Service Class Shares

	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$3,301	$2,276	$1,571	$—	$91,143
Mortality and expense risk and administrative charges (note 4)	4,894	3,383	5,965	8,589	104,626
Net investment income (expense)	(1,593)	(1,107)	(4,394)	(8,589)	(13,483)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	14,786	3,591	41,231	19,325	292,061
Change in unrealized appreciation (depreciation)	23,541	23,599	35,434	(104,829)	93,486
Capital gain distributions	18,169	18,732	12,024	95,459	276,443
Net realized and unrealized gain (loss) on investments	56,496	45,922	88,689	9,955	661,990

Increase (decrease) in net assets from operations	$54,903	$44,815	$84,295	$1,366	$648,507

	PIMCO Variable Insurance Trust (continued)		Rydex Variable Trust	State Street Variable Insurance Series Funds, Inc.

	Low Duration Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	NASDAQ — 100® Fund	Income V.I.S. Fund — Class 1 Shares	Premier Growth Equity V.I.S. Fund — Class 1 Shares

	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$ 60,459	$286,068	$—	$10,807	$—
Mortality and expense risk and administrative charges (note 4)	199,112	260,326	3,515	7,661	9,967
Net investment income (expense)	(138,653)	25,742	(3,515)	3,146	(9,967)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	12,023	(13,674)	29,291	2,229	53,194
Change in unrealized appreciation (depreciation)	(175,386)	(1,123,882)	6,414	(25,820)	(23,019)
Capital gain distributions	—	643,118	18,437	4,158	109,300
Net realized and unrealized gain (loss) on investments	(163,363)	(494,438)	54,142	(19,433)	139,475

Increase (decrease) in net assets from operations	$(302,016)	$(468,696)	$50,627	$(16,287)	$129,508

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

MFS® Variable Insurance Trust (continued)	MFS® Variable Insurance Trust II		PIMCO Variable Insurance Trust

MFS® Utilities Series — Service Class Shares	MFS® Income Portfolio — Service Class Shares	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	All Asset Portfolio — Advisor Class Shares	High Yield Portfolio — Administrative Class Shares	International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares

Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

$20,394	$1,680	$158	$27,420	$145,631	$455	$114,509
21,452	913	7,925	3,953	54,720	491	125,054
(1,058)	767	(7,767)	23,467	90,911	(36)	(10,545)

51,661	1,197	17,833	1,768	41,015	355	(257,392)
58,867	(5,152)	28,946	7,750	(66,123)	(1,587)	(1,475,371)
45,967	2,379	65,283	—	—	263	1,303,376
156,495	(1,576)	112,062	9,518	(25,108)	(969)	(429,387)

$155,437	$(809)	$104,295	$32,985	$65,803	$(1,005)	$(439,932)

State Street Variable Insurance Series Funds, Inc. (continued)						The Alger Portfolios

Real Estate Securities V.I.S. Fund — Class 1 Shares	S&P 500® Index V.I.S. Fund — Class 1 Shares	Small-Cap Equity V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 3 Shares	U.S. Equity V.I.S. Fund — Class 1 Shares	Alger Large Cap Growth Portfolio — Class I-2 Shares

Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

$27,443	$77,136	$—	$187,276	$879,719	$ 3,306	$—
42,683	113,737	26,993	141,748	976,012	15,496	5,708
(15,240)	(36,601)	(26,993)	45,528	(96,293)	(12,190)	(5,708)

616,209	755,969	79,878	131,311	1,087,457	74,474	34,260
163,313	335,748	(14,338)	(342,467)	(1,930,764)	(7,448)	(73,612)
225,850	690,506	258,848	1,157,950	6,221,706	156,018	89,276
1,005,372	1,782,223	324,388	946,794	5,378,399	223,044	49,924

$990,132	$1,745,622	$297,395	$992,322	$5,282,106	$210,854	$44,216

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	The Alger Portfolios (continued)	The Prudential Series Fund

	Alger Small Cap Growth Portfolio — Class I-2 Shares	PSF Natural Resources Portfolio — Class II Shares	PSF PGIM Jennison Focused Blend Portfolio — Class II Shares	PSF PGIM Jennison Growth Portfolio — Class II Shares

	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$—	$—	$—	$—
Mortality and expense risk and administrative charges (note 4)	2,068	30,026	4,430	8,451
Net investment income (expense)	(2,068)	(30,026)	(4,430)	(8,451)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	6,461	677,793	61,984	6,329
Change in unrealized appreciation (depreciation)	(56,796)	(270,531)	(12,969)	68,987
Capital gain distributions	40,822	—	—	—
Net realized and unrealized gain (loss) on investments	(9,513)	407,262	49,015	75,316

Increase (decrease) in net assets from operations	$(11,581)	$377,236	$44,585	$66,865

See accompanying notes to financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets

	AB Variable Products Series Fund, Inc.

	AB Balanced Wealth Strategy Portfolio — Class B		AB Global Thematic Growth Portfolio — Class B		AB Growth and Income Portfolio — Class B

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(43,758)	$11,405	$(1,494)	$(1,382)	$(33,690)	$(7,505)
Net realized gain (loss) on investments	20,741	(51,336)	31,696	23,633	160,575	4,850
Change in unrealized appreciation (depreciation) on investments	276,282	155,600	(22,333)	5,360	647,355	(118,514)
Capital gain distributions	66,641	85,137	10,509	13,050	—	153,295
Increase (decrease) in net assets from operations	319,906	200,806	18,378	40,661	774,240	32,126

From capital transactions (note 4):
Net premiums	11,373	—	—	—	2,682	1,572
Transfers for contract benefits and terminations	(263,679)	(270,031)	(22,740)	(10,705)	(217,263)	(120,324)
Administrative expenses	(35,808)	(37,153)	(156)	(215)	(4,298)	(3,843)
Transfers between subaccounts (including fixed account), net	(57,899)	46,338	(35,594)	(37,150)	(233,763)	72,604
Increase (decrease) in net assets from capital transactions	(346,013)	(260,846)	(58,490)	(48,070)	(452,642)	(49,991)
Increase (decrease) in net assets	(26,107)	(60,040)	(40,112)	(7,409)	321,598	(17,865)
Net assets at beginning of year	2,956,087	3,016,127	131,251	138,660	3,131,788	3,149,653
Net assets at end of year	$2,929,980	$2,956,087	$91,139	$131,251	$3,453,386	$3,131,788

Change in units (note 5):
Units purchased	7,355	8,722	18	88	4,908	10,334
Units redeemed	(28,681)	(26,708)	(1,628)	(1,895)	(22,195)	(11,253)
Net increase (decrease) in units from capital transactions with contract owners	(21,326)	(17,986)	(1,610)	(1,807)	(17,287)	(919)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AB Variable Products Series Fund, Inc. (continued)						AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

AB International Value Portfolio — Class B		AB Large Cap Growth Portfolio — Class B		AB Small Cap Growth Portfolio — Class B		Invesco V.I. American Franchise Fund — Series I shares		Invesco V.I. American Franchise Fund — Series II shares

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$10,199	$(12,355)	$(19,432)	$(17,815)	$(35,686)	$(28,672)	$(5,839)	$(5,136)	$(6,839)	$(5,273)
123,920	(123,643)	159,550	147,719	701,138	78,964	55,587	15,324	8,694	3,553
125,422	80,248	60,853	93,970	(665,676)	740,664	(65,759)	84,523	(15,376)	91,615
—	—	82,872	96,674	214,733	217,572	46,912	25,161	52,806	26,271
259,541	(55,750)	283,843	320,548	214,509	1,008,528	30,901	119,872	39,285	116,166

3,282	4,620	—	—	2,907	917	—	—	—	—
(339,830)	(460,334)	(176,250)	(229,028)	(301,348)	(187,551)	(113,177)	(18,026)	(9,601)	—
(35,357)	(38,463)	(828)	(1,003)	(19,353)	(17,038)	(384)	(404)	(660)	(509)
1,035,761	(664,606)	(174,432)	67,850	(2,246,938)	1,686,053	87,816	(19,003)	(1,001)	(8,641)
663,856	(1,158,783)	(351,510)	(162,181)	(2,564,732)	1,482,381	(25,745)	(37,433)	(11,262)	(9,150)
923,397	(1,214,533)	(67,667)	158,367	(2,350,223)	2,490,909	5,156	82,439	28,023	107,016
2,866,190	4,080,723	1,318,089	1,159,722	3,271,079	780,170	401,764	319,325	404,423	297,407
$3,789,587	$2,866,190	$1,250,422	$1,318,089	$920,856	$3,271,079	$406,920	$401,764	$432,446	$404,423

207,605	169,022	1,937	9,333	13,228	76,815	3,383	34	71	42
(116,660)	(344,347)	(11,044)	(14,728)	(74,517)	(22,987)	(4,000)	(1,430)	(363)	(345)
90,945	(175,325)	(9,107)	(5,395)	(61,289)	53,828	(617)	(1,396)	(292)	(303)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. American Value Fund — Series II shares	Invesco V.I. Capital Appreciation Fund — Series I shares		Invesco V.I. Capital Appreciation Fund — Series II shares		Invesco V.I. Comstock Fund — Series II shares

	Period from April 30 to December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(2,863)	$(2,412)	$(2,508)	$(16,682)	$(15,864)	$1,111	$9,276
Net realized gain (loss) on investments	(46)	25,269	4,129	119,719	103,479	48,565	(36,492)
Change in unrealized appreciation (depreciation) on investments	20,717	2,908	25,609	32,809	69,626	358,025	(48,523)
Capital gain distributions	—	8,663	27,696	53,284	148,658	—	35,798
Increase (decrease) in net assets from operations	17,808	34,428	54,926	189,130	305,899	407,701	(39,941)

From capital transactions (note 4):
Net premiums	—	—	197	5,016	—	—	—
Transfers for contract benefits and terminations	(4,150)	(19,286)	(4,572)	(59,672)	(257,482)	(134,132)	(137,561)
Administrative expenses	(21)	(149)	(113)	(2,427)	(2,609)	(8,062)	(8,235)
Transfers between subaccounts (including fixed account), net	384,854	(49,828)	(10,712)	(143,291)	(60,144)	(89,074)	21,717
Increase (decrease) in net assets from capital transactions	380,683	(69,263)	(15,200)	(200,374)	(320,235)	(231,268)	(124,079)
Increase (decrease) in net assets	398,491	(34,835)	39,726	(11,244)	(14,336)	176,433	(164,020)
Net assets at beginning of year	—	205,321	165,595	1,020,797	1,035,133	1,400,637	1,564,657
Net assets at end of year	$398,491	$170,486	$205,321	$1,009,553	$1,020,797	$1,577,070	$1,400,637

Change in units (note 5):
Units purchased	38,431	—	7	3,960	859	2,414	13,405
Units redeemed	(427)	(1,558)	(436)	(7,578)	(10,500)	(11,436)	(19,092)
Net increase (decrease) in units from capital transactions with contract owners	38,004	(1,558)	(429)	(3,618)	(9,641)	(9,022)	(5,687)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Conservative Balanced Fund — Series I shares		Invesco V.I. Conservative Balanced Fund — Series II shares		Invesco V.I. Core Bond Fund — Series I shares		Invesco V.I. Core Equity Fund — Series I shares		Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$345	$958	$(22,836)	$(10,966)	$1,408	$2,876	$(21,699)	$(126,889)	$(2,910)	$(2,219)
12,516	891	105,969	177,185	(322)	(3,119)	44,400	(175,804)	1,617	5,186
(6,779)	11,670	(17,494)	95,090	(14,148)	19,880	697,763	58,678	11,573	41,206
11,023	3,142	131,923	57,476	7,267	—	363,463	84,838	22,537	12,836
17,105	16,661	197,562	318,785	(5,795)	19,637	1,083,927	(159,177)	32,817	57,009

—	197	6,937	7,031	—	—	2,915	17,055	—	—
(99,456)	(70)	(229,979)	(716,463)	(2,634)	(85,455)	(711,806)	(859,708)	(1,427)	(16,323)
(22)	(27)	(21,839)	(23,362)	(77)	(96)	(85,057)	(102,434)	(222)	(195)
78,243	(5,913)	31,942	240,273	10,401	1,258	15,771,133	(13,579,127)	(1)	(484)
(21,235)	(5,813)	(212,939)	(492,521)	7,690	(84,293)	14,977,185	(14,524,214)	(1,650)	(17,002)
(4,130)	10,848	(15,377)	(173,736)	1,895	(64,656)	16,061,112	(14,683,391)	31,167	40,007
139,086	128,238	2,621,276	2,795,012	189,278	253,934	408,025	15,091,416	189,324	149,317
$134,956	$139,086	$2,605,899	$2,621,276	$191,173	$189,278	$16,469,137	$408,025	$220,491	$189,324

3,641	11	11,991	48,998	737	536	754,197	95,795	—	—
(4,376)	(304)	(28,333)	(87,921)	(192)	(6,462)	(86,835)	(944,099)	(38)	(437)
(735)	(293)	(16,342)	(38,923)	545	(5,926)	667,362	(848,304)	(38)	(437)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares		Invesco V.I. Equity and Income Fund — Series II shares		Invesco V.I. Global Fund — Series II shares

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(3,105)	$(2,416)	$ (6,408)	$859	$(180,971)	$(104,382)
Net realized gain (loss) on investments	1,505	4,318	87,701	2,928	4,076,838	420,913
Change in unrealized appreciation (depreciation) on investments	7,835	34,448	73,211	26,859	(2,083,080)	2,523,464
Capital gain distributions	21,688	11,882	9,204	47,250	251,974	514,648
Increase (decrease) in net assets from operations	27,923	48,232	163,708	77,896	2,064,761	3,354,643

From capital transactions (note 4):
Net premiums	—	—	—	—	14,669	6,806
Transfers for contract benefits and terminations	(62)	(15,418)	(362,440)	(132,958)	(1,272,840)	(1,043,091)
Administrative expenses	(60)	(69)	(8,711)	(9,417)	(102,786)	(105,258)
Transfers between subaccounts (including fixed account), net	(99)	(491)	(62,751)	14,311	(11,622,348)	6,736,221
Increase (decrease) in net assets from capital transactions	(221)	(15,978)	(433,902)	(128,064)	(12,983,305)	5,594,678
Increase (decrease) in net assets	27,702	32,254	(270,194)	(50,168)	(10,918,544)	8,949,321
Net assets at beginning of year	166,388	134,134	1,118,526	1,168,694	15,805,260	6,855,939
Net assets at end of year	$194,090	$166,388	$ 848,332	$1,118,526	$4,886,716	$15,805,260

Change in units (note 5):
Units purchased	5	3	7,812	7,264	44,155	495,591
Units redeemed	(10)	(568)	(30,788)	(14,573)	(554,977)	(163,087)
Net increase (decrease) in units from capital transactions with contract owners	(5)	(565)	(22,976)	(7,309)	(510,822)	332,504

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Global Real Estate Fund — Series II shares		Invesco V.I. Global Strategic Income Fund — Series I shares		Invesco V.I. International Growth Fund — Series II shares		Invesco V.I. Main Street Fund® — Series II shares		Invesco V.I. Main Street Small Cap Fund® — Series II shares

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$(1,883)	$4,693	$324	$394	$(4,627)	$(32,847)	$(76,453)	$(147,986)	$ (50,656)	$(50,035)
22,759	(2,161)	(41)	(66)	37,872	430,634	116,132	1,457,187	1,159,164	100,769
8,441	(27,523)	(750)	(164)	(55,178)	(442,112)	423,263	(1,501,386)	(503,293)	720,425
—	4,858	—	—	56,117	18,659	1,189,682	216,883	122,442	57,967
29,317	(20,133)	(467)	164	34,184	(25,666)	1,652,624	24,698	727,657	829,126

—	—	—	—	450	7,857	2,350	16,315	3,147	3,414
(10,416)	(34,252)	(194)	(241)	(53,991)	(354,442)	(1,063,071)	(1,252,158)	(446,169)	(388,390)
(27)	(90)	(6)	(7)	(7,727)	(37,578)	(98,481)	(109,081)	(23,434)	(36,050)
(185,514)	32,447	781	288	(39,100)	(3,934,768)	18,244,514	(14,705,807)	(2,753,959)	(245,292)
(195,957)	(1,895)	581	40	(100,368)	(4,318,931)	17,085,312	(16,050,731)	(3,220,415)	(666,318)
(166,640)	(22,028)	114	204	(66,184)	(4,344,597)	18,737,936	(16,026,033)	(2,492,758)	162,808
172,412	194,440	9,430	9,226	857,750	5,202,347	2,330,256	18,356,289	4,446,485	4,283,677
$5,772	$172,412	$9,544	$9,430	$791,566	$857,750	$21,068,192	$2,330,256	$1,953,727	$4,446,485

2,085	6,850	71	32	4,626	57,213	770,187	102,524	12,960	51,871
(17,244)	(5,706)	(18)	(30)	(10,270)	(402,030)	(98,766)	(913,785)	(121,392)	(71,466)
(15,159)	1,144	53	2	(5,644)	(344,817)	671,421	(811,261)	(108,432)	(19,595)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)		Allspring Variable Trust		American Century Variable Portfolios II, Inc.

	Invesco V.I. Value Opportunities Fund — Series II shares		Allspring VT Omega Growth Fund — Class 2		VP Inflation Protection Fund — Class II

	Period from January 1 to April 30, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(229)	$(3,381)	$(9,083)	$(7,033)	$41,265	$(22,014)
Net realized gain (loss) on investments	11,391	(25,006)	13,753	9,889	50,258	129,304
Change in unrealized appreciation (depreciation) on investments	39,804	26,366	6,740	125,416	38,785	188,862
Capital gain distributions	7,386	9,694	60,146	34,506	—	—
Increase (decrease) in net assets from operations	58,352	7,673	71,556	162,778	130,308	296,152

From capital transactions (note 4):
Net premiums	1,040	1,040	—	—	3,006	6,407
Transfers for contract benefits and terminations	(8,138)	(62,017)	(9,136)	(8,490)	(306,045)	(505,282)
Administrative expenses	(103)	(189)	(2,326)	(2,096)	(24,054)	(45,376)
Transfers between subaccounts (including fixed account), net	(294,929)	(15,074)	(4,059)	(21,394)	347,233	(2,345,657)
Increase (decrease) in net assets from capital transactions	(302,130)	(76,240)	(15,521)	(31,980)	20,140	(2,889,908)
Increase (decrease) in net assets	(243,778)	(68,567)	56,035	130,798	150,448	(2,593,756)
Net assets at beginning of year	243,778	312,345	542,191	411,393	2,963,792	5,557,548
Net assets at end of year	$—	$243,778	$598,226	$542,191	$3,114,240	$2,963,792

Change in units (note 5):
Units purchased	66	983	345	355	56,835	106,839
Units redeemed	(11,266)	(4,616)	(626)	(1,140)	(54,915)	(337,343)
Net increase (decrease) in units from capital transactions with contract owners	(11,200)	(3,633)	(281)	(785)	1,920	(230,504)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

American Century Variable Portfolios, Inc.								BNY Mellon

VP Disciplined Core Value Fund — Class I		VP International Fund — Class I		VP Ultra® Fund — Class I		VP Value Fund — Class I		BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$(4,480)	$246	$(6,897)	$(6,492)	$(10,642)	$(8,449)	$497	$1,718	$(250)	$(514)
76,704	6,760	113,319	37,951	104,552	20,904	15,321	11,461	6,035	(188)
(59,550)	53,364	(86,438)	74,684	(11,547)	161,198	39,867	(21,499)	1,530	5,695
96,404	18,597	16,033	6,117	43,413	39,463	—	5,564	126	—
109,078	78,967	36,017	112,260	125,776	213,116	55,685	(2,756)	7,441	4,993

900	900	—	—	—	—	—	—	—	—
(108,660)	(77,365)	(32,162)	(102,808)	(128,587)	(22,586)	(31,219)	(32,533)	(65,347)	—
(213)	(308)	(122)	(185)	(416)	(454)	(266)	(245)	(95)	(120)
(468,165)	303,055	(324,843)	111,521	(69,583)	124,761	86,905	4,991	(2,353)	895
(576,138)	226,282	(357,127)	8,528	(198,586)	101,721	55,420	(27,787)	(67,795)	775
(467,060)	305,249	(321,110)	120,788	(72,810)	314,837	111,105	(30,543)	(60,354)	5,768
685,731	380,482	530,031	409,243	706,028	391,191	250,362	280,905	80,726	74,958
$218,671	$685,731	$208,921	$530,031	$633,218	$706,028	$361,467	$250,362	$20,372	$80,726

4,067	22,085	4,942	16,314	1,689	5,638	4,279	207	1	36
(26,991)	(7,817)	(24,241)	(13,196)	(5,773)	(1,894)	(1,301)	(1,092)	(1,838)	(8)
(22,924)	14,268	(19,299)	3,118	(4,084)	3,744	2,978	(885)	(1,837)	28

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	BNY Mellon (continued)				BlackRock Variable Series Funds, Inc.

	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares		BNY Mellon Variable Investment Fund — Government Money Market Portfolio		BlackRock Advantage SMID Cap V.I. Fund — Class III Shares

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(971)	$(572)	$(8,734)	$(3,706)	$(1,526)	$(155)
Net realized gain (loss) on investments	9,473	(720)	—	—	4,965	(1,879)
Change in unrealized appreciation (depreciation) on investments	22,352	27,951	—	—	(90,021)	18,876
Capital gain distributions	3,852	1,568	—	—	115,964	24,256
Increase (decrease) in net assets from operations	34,706	28,227	(8,734)	(3,706)	29,382	41,098

From capital transactions (note 4):
Net premiums	—	—	—	—	2,682	—
Transfers for contract benefits and terminations	(31,994)	(4,110)	(679,541)	(269,927)	(15,750)	(3,170)
Administrative expenses	—	(12)	(152)	(442)	(552)	(540)
Transfers between subaccounts (including fixed account), net	(4,270)	568	858,457	258,954	(31,240)	(3,272)
Increase (decrease) in net assets from capital transactions	(36,264)	(3,554)	178,764	(11,415)	(44,860)	(6,982)
Increase (decrease) in net assets	(1,558)	24,673	170,030	(15,121)	(15,478)	34,116
Net assets at beginning of year	159,660	134,987	291,571	306,692	271,744	237,628
Net assets at end of year	$158,102	$159,660	$461,601	$291,571	$256,266	$271,744

Change in units (note 5):
Units purchased	990	47	112,326	28,517	180	182
Units redeemed	(2,280)	(259)	(93,164)	(29,784)	(1,489)	(435)
Net increase (decrease) in units from capital transactions with contract owners	(1,290)	(212)	19,162	(1,267)	(1,309)	(253)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

BlackRock Variable Series Funds, Inc. (continued)						Columbia Funds Variable Series Trust II

BlackRock Basic Value V.I. Fund — Class III Shares		BlackRock Global Allocation V.I. Fund — Class III Shares		BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares		CTIVP® — Loomis Sayles Growth Fund — Class 1		Columbia Variable Portfolio — Overseas Core Fund — Class 2

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$10,905	$(26,447)	$(434,631)	$(233,787)	$(2,629)	$(2,007)	$(164,904)	$(155,322)	$(15,745)	$(1,648)
38,691	(548,208)	1,396,066	447,716	2,709	1,753	5,535,933	823,112	27,045	11,703
(368,859)	92,090	(5,963,954)	4,189,501	(1,505)	36,045	(2,942,997)	2,106,083	51,668	57,606
588,656	56,569	6,902,271	2,459,980	25,564	8,491	—	—	21,918	13,672
269,393	(425,996)	1,899,752	6,863,410	24,139	44,282	2,428,032	2,773,873	84,886	81,333

475	3,702	10,923	52,621	—	—	20,485	9,257	815	—
(314,628)	(303,223)	(4,191,494)	(3,399,005)	(493)	(418)	(1,504,812)	(1,113,997)	(195,709)	(87,945)
(27,945)	(29,294)	(542,101)	(563,541)	(71)	(57)	(113,559)	(111,450)	(13,400)	(1,648)
4,183,091	(2,750,728)	339,381	(2,417,388)	(1,831)	(4,166)	(15,149,926)	10,028,391	2,339,769	(171,599)
3,840,993	(3,079,543)	(4,383,291)	(6,327,313)	(2,395)	(4,641)	(16,747,812)	8,812,201	2,131,475	(261,192)
4,110,386	(3,505,539)	(2,483,539)	536,097	21,744	39,641	(14,319,780)	11,586,074	2,216,361	(179,859)
578,205	4,083,744	43,775,593	43,239,496	150,991	111,350	16,278,766	4,692,692	1,037,358	1,217,217
$4,688,591	$578,205	$41,292,054	$43,775,593	$172,735	$150,991	$1,958,986	$16,278,766	$3,253,719	$1,037,358

237,251	59,122	224,462	121,634	30	—	47,180	641,965	179,648	5,574
(35,895)	(265,329)	(454,030)	(537,784)	(72)	(133)	(722,742)	(167,985)	(27,632)	(25,922)
201,356	(206,207)	(229,568)	(416,150)	(42)	(133)	(675,562)	473,980	152,016	(20,348)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Deutsche DWS Variable Series I		Deutsche DWS Variable Series II

	DWS Capital Growth VIP — Class B Shares		DWS CROCI® U.S. VIP — Class B Shares		DWS Small Mid Cap Value VIP — Class B Shares

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(5,330)	$(4,373)	$ 354	$(642)	$(610)	$(302)
Net realized gain (loss) on investments	110,129	7,623	24,610	530	197	(920)
Change in unrealized appreciation (depreciation) on investments	(61,838)	79,250	42,808	(16,314)	20,111	(5,714)
Capital gain distributions	21,679	7,618	—	7,503	—	5,069
Increase (decrease) in net assets from operations	64,640	90,118	67,772	(8,923)	19,698	(1,867)

From capital transactions (note 4):
Net premiums	—	—	—	—	—	—
Transfers for contract benefits and terminations	(124,239)	(34,948)	(15,821)	(19,291)	(3,413)	(7,464)
Administrative expenses	(203)	(265)	(237)	(199)	(34)	(41)
Transfers between subaccounts (including fixed account), net	(283,745)	312,211	(95,781)	169,650	(593)	676
Increase (decrease) in net assets from capital transactions	(408,187)	276,998	(111,839)	150,160	(4,040)	(6,829)
Increase (decrease) in net assets	(343,547)	367,116	(44,067)	141,237	15,658	(8,696)
Net assets at beginning of year	470,454	103,338	314,940	173,703	72,956	81,652
Net assets at end of year	126,907	470,454	$270,873	314,940	88,614	72,956

Change in units (note 5):
Units purchased	1,892	13,580	1,588	14,968	—	28
Units redeemed	(13,593)	(2,527)	(9,020)	(2,258)	(108)	(211)
Net increase (decrease) in units from capital transactions with contract owners	(11,701)	11,053	(7,432)	12,710	(108)	(183)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Eaton Vance Variable Trust		Federated Hermes Insurance Series

VT Floating — Rate Income Fund		Federated Hermes High Income Bond Fund II — Primary Shares		Federated Hermes High Income Bond Fund II — Service Shares		Federated Hermes Kaufmann Fund II — Service Shares		Federated Hermes Managed Volatility Fund II — Primary Shares

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$35,612	$72,812	$12	$15	$26,609	$35,288	$(45,697)	$(32,788)	$201	$656
(6,132)	(172,801)	—	(4)	(3,432)	(11,228)	232,269	54,559	776	(347)
27,616	22,283	—	1	146	4,815	(358,291)	369,568	6,531	(1,589)
—	—	—	—	—	—	251,071	98,694	—	—
57,096	(77,706)	12	12	23,323	28,875	79,352	490,033	7,508	(1,280)

2,981	5,288	—	—	624	624	3,007	917	—	197
(266,135)	(482,717)	—	—	(74,766)	(87,344)	(385,409)	(163,634)	(5,047)	(6,840)
(25,432)	(43,947)	(1)	(2)	(1,838)	(1,951)	(24,098)	(15,337)	(34)	(31)
(596,259)	(1,836,889)	(2)	(31)	6,708	(20,886)	(1,213,893)	2,171,611	944	(3,015)
(884,845)	(2,358,265)	(3)	(33)	(69,272)	(109,557)	(1,620,393)	1,993,557	(4,137)	(9,689)
(827,749)	(2,435,971)	9	(21)	(45,949)	(80,682)	(1,541,041)	2,483,590	3,371	(10,969)
3,236,674	5,672,645	315	336	846,277	926,959	3,455,147	971,557	45,996	56,965
$2,408,925	$3,236,674	$324	$315	$800,328	$846,277	$1,914,106	$3,455,147	$49,367	$45,996

34,776	72,447	—	—	1,258	928	22,672	97,428	47	101
(102,959)	(260,478)	—	(1)	(3,965)	(5,322)	(74,290)	(14,273)	(249)	(677)
(68,183)	(188,031)	—	(1)	(2,707)	(4,394)	(51,618)	83,155	(202)	(576)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Fidelity® Variable Insurance Products Fund

	VIP Asset ManagerSM Portfolio — Initial Class		VIP Asset ManagerSM Portfolio — Service Class 2		VIP Balanced Portfolio — Service Class 2

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$284	$126	$(106)	$(148)	$(85,314)	$(46,294)
Net realized gain (loss) on investments	426	65	613	(59)	475,883	324,320
Change in unrealized appreciation (depreciation) on investments	8,443	12,196	3,028	4,947	84,309	820,564
Capital gain distributions	691	1,395	281	606	518,182	96,040
Increase (decrease) in net assets from operations	9,844	13,782	3,816	5,346	993,060	1,194,630

From capital transactions (note 4):
Net premiums	—	—	—	—	—	—
Transfers for contract benefits and terminations	(722)	(762)	(2,594)	(2,272)	(711,972)	(794,483)
Administrative expenses	(56)	(58)	(102)	(92)	(56,151)	(58,583)
Transfers between subaccounts (including fixed account), net	1	(1)	449	(809)	(221,914)	(390,195)
Increase (decrease) in net assets from capital transactions	(777)	(821)	(2,247)	(3,173)	(990,037)	(1,243,261)
Increase (decrease) in net assets	9,067	12,961	1,569	2,173	3,023	(48,631)
Net assets at beginning of year	117,698	104,737	48,381	46,208	6,799,996	6,848,627
Net assets at end of year	$126,765	$117,698	$49,950	$48,381	$6,803,019	$6,799,996

Change in units (note 5):
Units purchased	—	—	37	16	30,974	28,510
Units redeemed	(30)	(38)	(142)	(201)	(62,069)	(82,594)
Net increase (decrease) in units from capital transactions with contract owners	(30)	(38)	(105)	(185)	(31,095)	(54,084)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Fidelity® Variable Insurance Products Fund (continued)

VIP Contrafund® Portfolio — Initial Class		VIP Contrafund® Portfolio — Service Class 2		VIP Dynamic Capital Appreciation Portfolio — Service Class 2		VIP Equity-Income Portfolio — Initial Class		VIP Equity-Income Portfolio — Service Class 2

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$(12,228)	$(8,759)	$(190,234)	$(185,626)	$(718)	$(810)	$1,313	$845	$(99,832)	$59,966
43,523	35,302	1,109,911	1,521,180	8,062	2,089	2,784	(202)	3,682,117	114,686
68,296	163,137	307,504	1,642,578	(3,342)	12,733	20,927	383	(1,524,480)	1,675,300
111,980	3,897	1,536,697	75,326	5,380	740	29,723	9,864	981,114	274,109
211,571	193,577	2,763,878	3,053,458	9,382	14,752	54,747	10,890	3,038,919	2,124,061

—	253	6,820	6,702	—	—	—	197	19,885	13,757
(82,086)	(114,637)	(1,369,686)	(1,038,977)	(21,464)	(4,831)	(10,949)	(3,305)	(1,409,715)	(1,366,621)
(544)	(541)	(67,542)	(88,325)	(106)	(121)	(57)	(57)	(126,601)	(121,998)
(6)	(2,276)	311,382	(4,753,558)	(1,038)	(1,423)	(30)	(6,883)	(15,395,527)	11,695,043
(82,636)	(117,201)	(1,119,026)	(5,874,158)	(22,608)	(6,375)	(11,036)	(10,048)	(16,911,958)	10,220,181
128,935	76,376	1,644,852	(2,820,700)	(13,226)	8,377	43,711	842	(13,873,039)	12,344,242
833,350	756,974	11,462,031	14,282,731	58,468	50,091	239,572	238,730	18,843,535	6,499,293
$962,285	$833,350	$13,106,883	$11,462,031	$45,242	$58,468	$283,283	$239,572	$4,970,496	$18,843,535

12	5	55,984	40,588	10	38	—	79	87,274	875,694
(1,303)	(2,609)	(77,078)	(279,800)	(471)	(199)	(333)	(483)	(943,665)	(170,396)
(1,291)	(2,604)	(21,094)	(239,212)	(461)	(161)	(333)	(404)	(856,391)	705,298

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Growth & Income Portfolio — Initial Class		VIP Growth & Income Portfolio — Service Class 2		VIP Growth Opportunities Portfolio — Initial Class

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$2,518	$1,688	$4,510	$2,346	$(2,150)	$(1,744)
Net realized gain (loss) on investments	18,999	1,368	37,428	17,878	18,639	12,934
Change in unrealized appreciation (depreciation) on investments	31,884	908	77,624	(31,319)	(14,222)	47,613
Capital gain distributions	13,276	11,603	34,050	35,705	14,079	7,063
Increase (decrease) in net assets from operations	66,677	15,567	153,612	24,610	16,346	65,866

From capital transactions (note 4):
Net premiums	—	—	—	—	—	197
Transfers for contract benefits and terminations	(49,277)	(2,510)	(66,658)	(103,328)	(26,613)	(1,425)
Administrative expenses	(153)	(130)	(4,224)	(4,149)	(77)	(60)
Transfers between subaccounts (including fixed account), net	25,817	216	(16,447)	10,035	(2)	(18,114)
Increase (decrease) in net assets from capital transactions	(23,613)	(2,424)	(87,329)	(97,442)	(26,692)	(19,402)
Increase (decrease) in net assets	43,064	13,143	66,283	(72,832)	(10,346)	46,464
Net assets at beginning of year	264,064	250,921	678,055	750,887	151,813	105,349
Net assets at end of year	$307,128	$264,064	$744,338	$678,055	$141,467	$151,813

Change in units (note 5):
Units purchased	849	48	1,026	2,114	—	6
Units redeemed	(1,422)	(142)	(4,423)	(6,782)	(441)	(442)
Net increase (decrease) in units from capital transactions with contract owners	(573)	(94)	(3,397)	(4,668)	(441)	(436)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Fidelity® Variable Insurance Products Fund (continued)

VIP Growth Opportunities Portfolio — Service Class 2		VIP Growth Portfolio — Initial Class		VIP Growth Portfolio — Service Class 2		VIP Investment Grade Bond Portfolio — Service Class 2		VIP Mid Cap Portfolio — Service Class 2

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$(106,406)	$(82,781)	$(8,987)	$(6,359)	$(15,142)	$(11,137)	$9,403	$37,873	$ (53,559)	$(89,657)
3,479,517	472,344	38,247	7,040	26,110	21,163	90,670	142,013	330,580	(328,237)
(2,588,949)	2,514,709	(33,550)	128,410	(30,201)	185,101	(650,520)	493,921	(27,768)	597,447
745,581	137,116	127,988	43,933	202,583	68,636	281,329	4,059	661,279	—
1,529,743	3,041,388	123,698	173,024	183,350	263,763	(269,118)	677,866	910,532	179,553

14,159	4,009	—	—	1,000	1,000	13,531	13,319	1,974	7,774
(839,850)	(618,671)	(70,730)	(10,535)	(19,521)	(19,247)	(1,200,736)	(1,126,812)	(614,747)	(822,591)
(76,478)	(61,209)	(190)	(196)	(631)	(496)	(124,839)	(133,886)	(12,180)	(53,464)
(11,540,749)	8,435,873	(1)	2	(18,249)	(20,332)	769,778	285,088	(438,189)	(5,505,384)
(12,442,918)	7,760,002	(70,921)	(10,729)	(37,401)	(39,075)	(542,266)	(962,291)	(1,063,142)	(6,373,665)
(10,913,175)	10,801,390	52,777	162,295	145,949	224,688	(811,384)	(284,425)	(152,610)	(6,194,112)
11,235,001	433,611	581,085	418,790	884,740	660,052	10,578,155	10,862,580	4,386,000	10,580,112
$321,826	$11,235,001	$633,862	$581,085	$1,030,689	$884,740	$9,766,771	$10,578,155	$4,233,390	$4,386,000

34,642	273,125	—	—	101	95	144,193	201,755	5,386	100,489
(250,371)	(65,111)	(1,264)	(279)	(965)	(1,351)	(180,507)	(275,389)	(32,818)	(441,298)
(215,729)	208,014	(1,264)	(279)	(864)	(1,256)	(36,314)	(73,634)	(27,432)	(340,809)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Fidelity® Variable Insurance Products Fund (continued)				Franklin Templeton Variable Insurance Products Trust

	VIP Overseas Portfolio — Initial Class		VIP Value Strategies Portfolio — Service Class 2		Franklin Allocation VIP Fund — Class 2 Shares

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(1,134)	$(972)	$(178)	$(201)	$(3,235)	$(25,978)
Net realized gain (loss) on investments	714	279	3,808	(268)	(182,906)	(272,022)
Change in unrealized appreciation (depreciation) on investments	12,021	14,779	5,986	1,740	1,026,464	(1,176,894)
Capital gain distributions	9,741	450	5,276	2,009	—	2,255,935
Increase (decrease) in net assets from operations	21,342	14,536	14,892	3,280	840,323	781,041

From capital transactions (note 4):
Net premiums	—	—	2,682	—	450	105
Transfers for contract benefits and terminations	—	—	(10,510)	(1,009)	(746,430)	(669,944)
Administrative expenses	(42)	(34)	(296)	(235)	(92,437)	(94,913)
Transfers between subaccounts (including fixed account), net	(246)	(160)	16,325	(300)	(33,037)	(137,233)
Increase (decrease) in net assets from capital transactions	(288)	(194)	8,201	(1,544)	(871,454)	(901,985)
Increase (decrease) in net assets	21,054	14,342	23,093	1,736	(31,131)	(120,944)
Net assets at beginning of year	118,537	104,195	44,227	42,491	8,989,277	9,110,221
Net assets at end of year	$139,591	$118,537	$67,320	$44,227	$8,958,146	$8,989,277

Change in units (note 5):
Units purchased	—	—	776	263	40,772	30,476
Units redeemed	(13)	(11)	(537)	(295)	(92,272)	(95,442)
Net increase (decrease) in units from capital transactions with contract owners	(13)	(11)	239	(32)	(51,500)	(64,966)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Franklin Templeton Variable Insurance Products Trust (continued)

Franklin Income VIP Fund — Class 2 Shares		Franklin Large Cap Growth VIP Fund — Class 2 Shares		Franklin Mutual Shares VIP Fund — Class 2 Shares		Templeton Foreign VIP Fund — Class 2 Shares		Templeton Global Bond VIP Fund — Class 1 Shares

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$888,887	$1,303,809	$(7,799)	$(6,622)	$391,055	$19,250	$109	$11,280	$(881)	$3,364
575,224	(494,170)	63,807	8,034	30,034	(31,128)	(578)	(63,323)	(4,470)	(808)
2,966,001	(1,577,277)	(52,212)	118,079	221,999	(151,175)	2,671	(9,648)	1,199	(5,787)
—	27,496	61,061	31,408	—	56,004	—	—	—	—
4,430,112	(740,142)	64,857	150,899	643,088	(107,049)	2,202	(61,691)	(4,152)	(3,231)

1,200	46,200	900	900	2,050	—	900	900	—	—
(3,773,739)	(3,705,249)	(116,215)	(24,435)	(895,815)	(196,682)	(7,008)	(46,222)	(24,766)	(4,316)
(234,519)	(257,123)	(289)	(373)	(95,986)	(6,023)	(184)	(237)	(20)	(25)
(1,584,204)	8,277	(94,928)	154,906	17,751,576	59,128	92,575	(273,207)	26,804	327
(5,591,262)	(3,907,895)	(210,532)	130,998	16,761,825	(143,577)	86,283	(318,766)	2,018	(4,014)
(1,161,150)	(4,648,037)	(145,675)	281,897	17,404,913	(250,626)	88,485	(380,457)	(2,134)	(7,245)
32,949,422	37,597,459	571,315	289,418	1,387,308	1,637,934	202,296	582,753	44,350	51,595
$31,788,272	$32,949,422	$425,640	$571,315	$18,792,221	$1,387,308	$290,781	$202,296	$42,216	$44,350

260,338	214,638	1,319	6,837	1,182,702	8,725	10,002	8,793	1,570	95
(540,586)	(452,428)	(6,606)	(1,438)	(122,017)	(13,812)	(2,604)	(40,280)	(1,539)	(324)
(280,248)	(237,790)	(5,287)	5,399	1,060,685	(5,087)	7,398	(31,487)	31	(229)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Franklin Templeton Variable Insurance Products Trust (continued)		Goldman Sachs Variable Insurance Trust

	Templeton Growth VIP Fund — Class 2 Shares		Goldman Sachs Government Money Market Fund — Service Shares		Goldman Sachs Large Cap Value Fund — Institutional Shares

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(4,099)	$11,043	$(111,923)	$(85,943)	$(786)	$48
Net realized gain (loss) on investments	524	(60,937)	—	—	4,475	(407)
Change in unrealized appreciation (depreciation) on investments	16,197	50,645	—	—	12,787	1,410
Capital gain distributions	—	—	—	—	19,651	2,249
Increase (decrease) in net assets from operations	12,622	751	(111,923)	(85,943)	36,127	3,300

From capital transactions (note 4):
Net premiums	450	—	51,150	11,487	—	—
Transfers for contract benefits and terminations	(18,462)	(71,707)	(9,072,317)	(6,956,908)	(45,168)	—
Administrative expenses	(3,540)	(3,618)	(28,043)	(21,564)	(8)	(9)
Transfers between subaccounts (including fixed account), net	201,653	(142,620)	7,649,548	8,237,035	39,110	—
Increase (decrease) in net assets from capital transactions	180,101	(217,945)	(1,399,662)	1,270,050	(6,066)	(9)
Increase (decrease) in net assets	192,723	(217,194)	(1,511,585)	1,184,107	30,061	3,291
Net assets at beginning of year	529,022	746,216	7,111,138	5,927,031	134,251	130,960
Net assets at end of year	$721,745	$529,022	$5,599,553	$7,111,138	$164,312	$134,251

Change in units (note 5):
Units purchased	19,427	6,566	1,295,060	1,118,757	1,735	—
Units redeemed	(5,118)	(26,506)	(1,452,909)	(980,979)	(1,735)	(1)
Net increase (decrease) in units from capital transactions with contract owners	14,309	(19,940)	(157,849)	137,778	—	(1)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Goldman Sachs Variable Insurance Trust (continued)		JPMorgan Insurance Trust

Goldman Sachs Mid Cap Value Fund — Institutional Shares		JPMorgan Insurance Trust Core Bond Portfolio — Class 1		JPMorgan Insurance Trust Mid Cap Value Portfolio — Class 1		JPMorgan Insurance Trust Small Cap Core Portfolio — Class 1		JPMorgan Insurance Trust U.S. Equity Portfolio — Class 1

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$(3,648)	$(2,150)	$10,169	$1,018	$(5,053)	$(843)	$(2,919)	$(2,174)	$(16,764)	$(13,386)
11,573	438	17,724	45,615	80,570	6,150	69,461	8,433	148,115	141,647
34,310	17,174	(128,740)	94,122	70,238	(72,611)	(21,392)	38,809	134,646	59,966
49,488	4,441	36,598	—	40,855	48,775	8,681	14,035	57,449	83,907
91,723	19,903	(64,249)	140,755	186,610	(18,529)	53,831	59,103	323,446	272,134

300	300	—	—	—	—	—	—	—	—
(21,988)	(8,093)	(181,002)	(438,494)	(71,503)	(85,665)	(10,450)	(24,595)	(99,849)	(203,392)
(173)	(148)	(1,064)	(1,346)	(459)	(540)	(104)	(123)	(551)	(568)
378	942	(825,847)	171,002	(175,523)	(53,167)	(186,882)	58,350	4,849	(230,007)
(21,483)	(6,999)	(1,007,913)	(268,838)	(247,485)	(139,372)	(197,436)	33,632	(95,551)	(433,967)
70,240	12,904	(1,072,162)	(128,083)	(60,875)	(157,901)	(143,605)	92,735	227,895	(161,833)
315,330	302,426	2,527,735	2,655,818	760,921	918,822	322,562	229,827	1,237,698	1,399,531
$385,570	$315,330	$1,455,573	$2,527,735	$700,046	$760,921	$178,957	$322,562	$1,465,593	$1,237,698

240	143	34,395	57,901	2,260	8,563	2,194	9,865	9,298	12,816
(718)	(282)	(106,633)	(72,378)	(12,890)	(16,567)	(12,032)	(5,676)	(11,905)	(23,683)
(478)	(139)	(72,238)	(14,477)	(10,630)	(8,004)	(9,838)	4,189	(2,607)	(10,867)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Janus Aspen Series

	Janus Henderson Balanced Portfolio — Institutional Shares		Janus Henderson Balanced Portfolio — Service Shares		Janus Henderson Enterprise Portfolio — Institutional Shares

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(2,315)	$7,118	$(89,505)	$27,229	$(8,972)	$(9,348)
Net realized gain (loss) on investments	23,666	37,310	531,647	421,299	54,487	34,336
Change in unrealized appreciation (depreciation) on investments	89,143	35,836	902,096	503,713	2,392	47,261
Capital gain distributions	4,533	7,050	54,957	86,856	68,658	52,350
Increase (decrease) in net assets from operations	115,027	87,314	1,399,195	1,039,097	116,565	124,599

From capital transactions (note 4):
Net premiums	—	—	20,536	7,240	—	197
Transfers for contract benefits and terminations	(49,572)	(119,392)	(670,387)	(654,797)	(45,535)	(28,286)
Administrative expenses	(631)	(614)	(88,502)	(92,423)	(453)	(430)
Transfers between subaccounts (including fixed account), net	(1)	(206)	(349,591)	(334,479)	(63,044)	(56,951)
Increase (decrease) in net assets from capital transactions	(50,204)	(120,212)	(1,087,944)	(1,074,459)	(109,032)	(85,470)
Increase (decrease) in net assets	64,823	(32,898)	311,251	(35,362)	7,533	39,129
Net assets at beginning of year	762,948	795,846	9,848,605	9,883,967	827,366	788,237
Net assets at end of year	$827,771	$762,948	$10,159,856	$9,848,605	$834,899	$827,366

Change in units (note 5):
Units purchased	—	—	13,062	32,840	—	4
Units redeemed	(1,034)	(2,973)	(55,538)	(74,223)	(1,678)	(1,659)
Net increase (decrease) in units from capital transactions with contract owners	(1,034)	(2,973)	(42,476)	(41,383)	(1,678)	(1,655)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Janus Aspen Series (continued)

Janus Henderson Enterprise Portfolio — Service Shares		Janus Henderson Flexible Bond Portfolio — Institutional Shares		Janus Henderson Forty Portfolio — Institutional Shares		Janus Henderson Forty Portfolio — Service Shares		Janus Henderson Global Research Portfolio — Institutional Shares

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$(1,257)	$(1,117)	$58	$69	$(11,441)	$(6,733)	$(16,619)	$(13,944)	$(2,463)	$(1,482)
526	1,895	9	13	39,837	18,520	143,533	88,721	23,932	8,414
5,466	7,093	(261)	316	69,540	239,198	(19,405)	284,400	7,887	24,531
9,044	5,806	88	—	139,126	62,337	202,257	101,882	13,007	13,075
13,779	13,677	(106)	398	237,062	313,322	309,766	461,059	42,363	44,538

—	—	—	—	—	253	—	—	—	197
—	(2,656)	(222)	(264)	(80,317)	(60,722)	(248,254)	(206,368)	(23,741)	(17,365)
(3)	(10)	(12)	(14)	(401)	(422)	(9,603)	(9,608)	(156)	(142)
959	(3,316)	(2)	—	(270)	(285)	(79,557)	(141,964)	(31,017)	(7,286)
956	(5,982)	(236)	(278)	(80,988)	(61,176)	(337,414)	(357,940)	(54,914)	(24,596)
14,735	7,695	(342)	120	156,074	252,146	(27,648)	103,119	(12,551)	19,942
92,757	85,062	4,700	4,580	1,145,133	892,987	1,583,058	1,479,939	285,612	265,670
$107,492	$92,757	$4,358	$4,700	$1,301,207	$1,145,133	$1,555,410	$1,583,058	$273,061	$285,612

19	3	—	—	—	3	1,866	2,711	—	10
—	(165)	(10)	(12)	(928)	(1,074)	(8,152)	(12,742)	(2,133)	(1,216)
19	(162)	(10)	(12)	(928)	(1,071)	(6,286)	(10,031)	(2,133)	(1,206)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Janus Aspen Series (continued)

	Janus Henderson Global Research Portfolio — Service Shares		Janus Henderson Global Technology and Innovation Portfolio — Service Shares		Janus Henderson Overseas Portfolio — Institutional Shares

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(2,046)	$(1,280)	$(145)	$(177)	$(514)	$(39)
Net realized gain (loss) on investments	6,198	6,716	156	110	3,009	(793)
Change in unrealized appreciation (depreciation) on investments	12,650	12,223	286	3,610	14,041	17,482
Capital gain distributions	8,056	7,638	1,899	967	—	—
Increase (decrease) in net assets from operations	24,858	25,297	2,196	4,510	16,536	16,650

From capital transactions (note 4):
Net premiums	—	—	—	—	—	—
Transfers for contract benefits and terminations	(2,529)	(13,330)	—	—	(39,427)	(1,219)
Administrative expenses	(11)	(15)	—	—	(75)	(77)
Transfers between subaccounts (including fixed account), net	(7,228)	1,518	—	(1)	25,859	35
Increase (decrease) in net assets from capital transactions	(9,768)	(11,827)	—	(1)	(13,643)	(1,261)
Increase (decrease) in net assets	15,090	13,470	2,196	4,509	2,893	15,389
Net assets at beginning of year	162,369	148,899	13,843	9,334	130,901	115,512
Net assets at end of year	$177,459	$162,369	$16,039	$13,843	$133,794	$130,901

Change in units (note 5):
Units purchased	25	159	—	—	878	11
Units redeemed	(464)	(794)	—	—	(1,284)	(66)
Net increase (decrease) in units from capital transactions with contract owners	(439)	(635)	—	—	(406)	(55)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Janus Aspen Series (continued)						Legg Mason Partners Variable Equity Trust

Janus Henderson Overseas Portfolio — Service Shares		Janus Henderson Research Portfolio — Institutional Shares		Janus Henderson Research Portfolio — Service Shares		ClearBridge Variable Aggressive Growth Portfolio — Class II		ClearBridge Variable Dividend Strategy Portfolio — Class II

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$(473)	$(268)	$(6,892)	$(4,000)	$(660)	$(467)	$(3,657)	$(1,934)	$(1,593)	$(2,155)
733	(78)	16,140	25,450	2,539	3,660	2,307	2,703	14,786	14,129
8,988	9,717	54,331	70,404	3,315	3,966	(53,841)	12,376	23,541	(18,272)
—	—	26,559	37,941	2,330	3,137	76,242	21,157	18,169	2,017
9,248	9,371	90,138	129,795	7,524	10,296	21,051	34,302	54,903	(4,281)

—	—	—	450	—	—	—	—	—	—
(1,433)	(7,176)	(33,009)	(11,650)	(3,891)	(9,082)	(535)	(6,067)	(28,165)	(18,219)
(33)	(28)	(242)	(220)	(4)	(9)	(347)	(290)	(283)	(209)
3	(10)	—	(65,942)	(733)	(716)	(1,778)	(1)	(9,292)	(93,029)
(1,463)	(7,214)	(33,251)	(77,362)	(4,628)	(9,807)	(2,660)	(6,358)	(37,740)	(111,457)
7,785	2,157	56,887	52,433	2,896	489	18,391	27,944	17,163	(115,738)
80,492	78,335	502,033	449,600	44,932	44,443	250,568	222,624	241,175	356,913
$88,277	$80,492	$558,920	$502,033	$47,828	$44,932	$268,959	$250,568	$258,338	$241,175

—	—	—	14	—	—	—	—	124	3,493
(55)	(358)	(816)	(2,316)	(154)	(413)	(58)	(179)	(1,784)	(8,919)
(55)	(358)	(816)	(2,302)	(154)	(413)	(58)	(179)	(1,660)	(5,426)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Legg Mason Partners Variable Equity Trust (continued)		MFS® Variable Insurance Trust

	ClearBridge Variable Large Cap Value Portfolio — Class I		MFS® Investors Trust Series — Service Class Shares		MFS® New Discovery Series — Service Class Shares

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(1,107)	$(280)	$(4,394)	$(4,333)	$(8,589)	$(6,586)
Net realized gain (loss) on investments	3,591	(305)	41,231	34,648	19,325	7,230
Change in unrealized appreciation (depreciation) on investments	23,599	(12,078)	35,434	37	(104,829)	122,309
Capital gain distributions	18,732	19,146	12,024	11,290	95,459	45,459
Increase (decrease) in net assets from operations	44,815	6,483	84,295	41,642	1,366	168,412

From capital transactions (note 4):
Net premiums	—	—	—	—	150	—
Transfers for contract benefits and terminations	(34,552)	(1,788)	(61,682)	(95,701)	(45,357)	(16,127)
Administrative expenses	(264)	(205)	(398)	(378)	(92)	(93)
Transfers between subaccounts (including fixed account), net	28,677	94	(4,816)	(35,691)	(505)	(23,857)
Increase (decrease) in net assets from capital transactions	(6,139)	(1,899)	(66,896)	(131,770)	(45,804)	(40,077)
Increase (decrease) in net assets	38,676	4,584	17,399	(90,128)	(44,438)	128,335
Net assets at beginning of year	193,951	189,367	374,173	464,301	552,416	424,081
Net assets at end of year	$232,627	$193,951	$391,572	$374,173	$507,978	$552,416

Change in units (note 5):
Units purchased	1,848	13	32	174	100	99
Units redeemed	(2,316)	(171)	(2,066)	(5,024)	(985)	(1,318)
Net increase (decrease) in units from capital transactions with contract owners	(468)	(158)	(2,034)	(4,850)	(885)	(1,219)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

MFS® Variable Insurance Trust (continued)				MFS® Variable Insurance Trust II				PIMCO Variable Insurance Trust

MFS® Total Return Series — Service Class Shares		MFS® Utilities Series — Service Class Shares		MFS® Income Portfolio — Service Class Shares		MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares		All Asset Portfolio — Advisor Class Shares

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$(13,483)	$14,323	$(1,058)	$8,333	$767	$1,555	$(7,767)	$(8,511)	$23,467	$7,041
292,061	130,629	51,661	42,737	1,197	105	17,833	82,069	1,768	(905)
93,486	100,968	58,867	(43,109)	(5,152)	4,203	28,946	(26,120)	7,750	8,238
276,443	158,185	45,967	34,612	2,379	—	65,283	40,840	—	—
648,507	404,105	155,437	42,573	(809)	5,863	104,295	88,278	32,985	14,374

—	1,650	—	—	—	—	—	—	—	—
(406,684)	(638,951)	(117,279)	(143,076)	(18,732)	(2,362)	(27,333)	(51,191)	(7,756)	(6,130)
(44,974)	(47,564)	(6,310)	(6,467)	(46)	(53)	(574)	(515)	(1,652)	(1,631)
(582,930)	(14,697)	(14,127)	(8,786)	(8,919)	715	(21,536)	(281,678)	17,146	8,654
(1,034,588)	(699,562)	(137,716)	(158,329)	(27,697)	(1,700)	(49,443)	(333,384)	7,738	893
(386,081)	(295,457)	17,721	(115,756)	(28,506)	4,163	54,852	(245,106)	40,723	15,267
6,085,156	6,380,613	1,362,436	1,478,192	84,873	80,710	453,698	698,804	235,730	220,463
$5,699,075	$6,085,156	$1,380,157	$1,362,436	$56,367	$84,873	$508,550	$453,698	$276,453	$235,730

13,526	28,241	3,108	6,446	1,103	82	1,132	2,857	1,459	1,113
(67,064)	(69,459)	(8,257)	(11,364)	(3,312)	(225)	(3,176)	(21,834)	(1,189)	(1,015)
(53,538)	(41,218)	(5,149)	(4,918)	(2,209)	(143)	(2,044)	(18,977)	270	98

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	PIMCO Variable Insurance Trust (continued)

	High Yield Portfolio — Administrative Class Shares		International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares		Long-Term U.S. Government Portfolio — Administrative Class Shares

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$90,911	$147,170	$(36)	$1,250	$(10,545)	$(758)
Net realized gain (loss) on investments	41,015	(20,015)	355	164	(257,392)	411,398
Change in unrealized appreciation (depreciation) on investments	(66,123)	(24,212)	(1,587)	(325)	(1,475,371)	212,596
Capital gain distributions	—	—	263	—	1,303,376	40,971
Increase (decrease) in net assets from operations	65,803	102,943	(1,005)	1,089	(439,932)	664,207

From capital transactions (note 4):
Net premiums	2,681	4,988	—	—	8,394	5,667
Transfers for contract benefits and terminations	(265,967)	(506,312)	(5,517)	(1,363)	(827,010)	(798,954)
Administrative expenses	(22,311)	(40,892)	(4)	(6)	(79,141)	(63,408)
Transfers between subaccounts (including fixed account), net	(516,379)	(1,870,547)	1,131	314	2,115,004	1,998,369
Increase (decrease) in net assets from capital transactions	(801,976)	(2,412,763)	(4,390)	(1,055)	1,217,247	1,141,674
Increase (decrease) in net assets	(736,173)	(2,309,820)	(5,395)	34	777,315	1,805,881
Net assets at beginning of year	3,616,492	5,926,312	29,702	29,668	6,994,367	5,188,486
Net assets at end of year	$2,880,319	$3,616,492	$24,307	$29,702	$7,771,682	$6,994,367

Change in units (note 5):
Units purchased	26,052	41,997	59	31	176,199	176,023
Units redeemed	(69,731)	(179,974)	(298)	(88)	(106,732)	(122,643)
Net increase (decrease) in units from capital transactions with contract owners	(43,679)	(137,977)	(239)	(57)	69,467	53,380

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

PIMCO Variable Insurance Trust (continued)				Rydex Variable Trust		State Street Variable Insurance Series Funds, Inc.

Low Duration Portfolio — Administrative Class Shares		Total Return Portfolio — Administrative Class Shares		NASDAQ — 100® Fund		Income V.I.S. Fund — Class 1 Shares		Premier Growth Equity V.I.S. Fund — Class 1 Shares

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$(138,653)	$(54,743)	$25,742	$78,267	$(3,515)	$(8,063)	$3,146	$3,457	$(9,967)	$(8,606)
12,023	(4,262)	(13,674)	220,685	29,291	351,146	2,229	11,269	53,194	15,608
(175,386)	126,543	(1,123,882)	602,311	6,414	(190,375)	(25,820)	11,635	(23,019)	94,362
—	—	643,118	190,433	18,437	73,793	4,158	1,604	109,300	54,624
(302,016)	67,538	(468,696)	1,091,696	50,627	226,501	(16,287)	27,965	129,508	155,988

13,631	5,226	13,683	15,979	—	—	225	—	—	197
(1,299,231)	(961,980)	(1,847,916)	(1,915,955)	(19,728)	(20,818)	(32,718)	(86,932)	(119,297)	(22,382)
(134,022)	(104,992)	(158,408)	(172,282)	(104)	(37)	(2,645)	(3,006)	(193)	(228)
200,097	7,257,084	2,965,363	(1,311,233)	(25,671)	(541,050)	31,246	(13,785)	(18,721)	(28,881)
(1,219,525)	6,195,338	972,722	(3,383,491)	(45,503)	(561,905)	(3,892)	(103,723)	(138,211)	(51,294)
(1,521,541)	6,262,876	504,026	(2,291,795)	5,124	(335,404)	(20,179)	(75,758)	(8,703)	104,694
12,277,958	6,015,082	15,434,595	17,726,390	235,902	571,306	487,516	563,274	624,378	519,684
$10,756,417	$12,277,958	$15,938,621	$15,434,595	$241,026	$235,902	$467,337	$487,516	$615,675	$624,378

281,815	767,108	285,974	234,790	353	1,029	2,922	4,045	57	46
(386,518)	(234,294)	(214,591)	(449,558)	(1,197)	(11,875)	(3,031)	(11,216)	(3,036)	(1,520)
(104,703)	532,814	71,383	(214,768)	(844)	(10,846)	(109)	(7,171)	(2,979)	(1,474)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	State Street Variable Insurance Series Funds, Inc. (continued)

	Real Estate Securities V.I.S. Fund — Class 1 Shares		S&P 500® Index V.I.S. Fund — Class 1 Shares		Small-Cap Equity V.I.S. Fund — Class 1 Shares

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(15,240)	$(38,341)	$(36,601)	$14,355	$(26,993)	$(21,181)
Net realized gain (loss) on investments	616,209	(66,599)	755,969	416,415	79,878	(18,838)
Change in unrealized appreciation (depreciation) on investments	163,313	(67,990)	335,748	38,486	(14,338)	182,477
Capital gain distributions	225,850	48,319	690,506	540,454	258,848	45,771
Increase (decrease) in net assets from operations	990,132	(124,611)	1,745,622	1,009,710	297,395	188,229

From capital transactions (note 4):
Net premiums	3,807	3,714	6,270	450	—	—
Transfers for contract benefits and terminations	(401,472)	(322,486)	(795,153)	(397,890)	(197,123)	(82,542)
Administrative expenses	(21,152)	(33,405)	(8,495)	(8,000)	(3,303)	(3,231)
Transfers between subaccounts (including fixed account), net	(2,818,567)	285,941	(677,439)	(528,380)	(94,390)	5,179
Increase (decrease) in net assets from capital transactions	(3,237,384)	(66,236)	(1,474,817)	(933,820)	(294,816)	(80,594)
Increase (decrease) in net assets	(2,247,252)	(190,847)	270,805	75,890	2,579	107,635
Net assets at beginning of year	3,622,507	3,813,354	7,258,539	7,182,649	1,661,603	1,553,968
Net assets at end of year	$1,375,255	$3,622,507	$7,529,344	$7,258,539	$1,664,182	$1,661,603

Change in units (note 5):
Units purchased	10,095	56,898	2,678	4,205	932	5,454
Units redeemed	(141,129)	(49,852)	(43,843)	(38,466)	(8,466)	(8,613)
Net increase (decrease) in units from capital transactions with contract owners	(131,034)	7,046	(41,165)	(34,261)	(7,534)	(3,159)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

State Street Variable Insurance Series Funds, Inc. (continued)						The Alger Portfolios

Total Return V.I.S. Fund — Class 1 Shares		Total Return V.I.S. Fund — Class 3 Shares		U.S. Equity V.I.S. Fund — Class 1 Shares		Alger Large Cap Growth Portfolio — Class I-2 Shares		Alger Small Cap Growth Portfolio — Class I-2 Shares

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$45,528	$27,271	$(96,293)	$(151,284)	$(12,190)	$(8,465)	$(5,708)	$(4,031)	$(2,068)	$(323)
131,311	(222,755)	1,087,457	(842,167)	74,474	12,807	34,260	3,650	6,461	1,345
(342,467)	579,280	(1,930,764)	2,701,407	(7,448)	95,940	(73,612)	116,649	(56,796)	45,653
1,157,950	—	6,221,706	—	156,018	67,010	89,276	54,877	40,822	7,661
992,322	383,796	5,282,106	1,707,956	210,854	167,292	44,216	171,145	(11,581)	54,336

47,808	51,067	25,385	57,131	—	—	—	—	—	—
(493,570)	(476,766)	(5,534,007)	(4,976,915)	(150,684)	(14,026)	(11,110)	(7,562)	(14,491)	(2,725)
(2,803)	(3,026)	(427,166)	(446,996)	(400)	(727)	(59)	(50)	(141)	(115)
(166,682)	(6,234)	(1,006,874)	(730,044)	9,156	(20,728)	(65,696)	—	12,916	(205)
(615,247)	(434,959)	(6,942,662)	(6,096,824)	(141,928)	(35,481)	(76,865)	(7,612)	(1,716)	(3,045)
377,075	(51,163)	(1,660,556)	(4,388,868)	68,926	131,811	(32,649)	163,533	(13,297)	51,291
8,649,263	8,700,426	49,828,481	54,217,349	957,784	825,973	432,344	268,811	136,927	85,636
$9,026,338	$8,649,263	$48,167,925	$49,828,481	$1,026,710	$957,784	$399,695	$432,344	$123,630	$136,927

26,255	70,869	377,558	264,600	1,937	330	—	—	245	—
(55,101)	(93,443)	(779,336)	(719,395)	(5,846)	(1,720)	(1,522)	(226)	(319)	(91)
(28,846)	(22,574)	(401,778)	(454,795)	(3,909)	(1,390)	(1,522)	(226)	(74)	(91)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	The Prudential Series Fund

	PSF Natural Resources Portfolio — Class II Shares		PSF PGIM Jennison Focused Blend Portfolio — Class II Shares		PSF PGIM Jennison Growth Portfolio — Class II Shares

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(30,026)	$(61,881)	$(4,430)	$(4,580)	$(8,451)	$(6,154)
Net realized gain (loss) on investments	677,793	(440,549)	61,984	68,437	6,329	3,572
Change in unrealized appreciation (depreciation) on investments	(270,531)	680,082	(12,969)	15,475	68,987	172,267
Capital gain distributions	—	—	—	—	—	—
Increase (decrease) in net assets from operations	377,236	177,652	44,585	79,332	66,865	169,685

From capital transactions (note 4):
Net premiums	3,657	6,125	—	—	—	—
Transfers for contract benefits and terminations	(218,833)	(413,235)	(10,005)	(59,511)	(751)	(778)
Administrative expenses	(21,345)	(47,883)	(1,746)	(1,681)	(954)	(705)
Transfers between subaccounts (including fixed account), net	(2,551,840)	(1,820,492)	(71,438)	(35,867)	(1)	1
Increase (decrease) in net assets from capital transactions	(2,788,361)	(2,275,485)	(83,189)	(97,059)	(1,706)	(1,482)
Increase (decrease) in net assets	(2,411,125)	(2,097,833)	(38,604)	(17,727)	65,159	168,203
Net assets at beginning of year	2,870,971	4,968,804	286,134	303,861	488,853	320,650
Net assets at end of year	$459,846	$2,870,971	$247,530	$286,134	$554,012	$488,853

Change in units (note 5):
Units purchased	67,087	321,332	522	711	—	—
Units redeemed	(476,128)	(736,056)	(3,053)	(2,978)	(24)	(30)
Net increase (decrease) in units from capital transactions with contract owners	(409,041)	(414,724)	(2,531)	(2,267)	(24)	(30)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements

December 31, 2021

(1)	Description of Entity

Genworth Life of New York VA Separate Account 1 (the “Separate Account”) is a separate investment account established on October 1, 1996, by Genworth Life Insurance Company of New York (“GLICNY”), pursuant to the laws of the State of New York. GLICNY is owned 65.5% by Genworth Life Insurance Company (“GLIC”) and 34.5% by Genworth Life and Annuity Insurance Company (“GLAIC”). GLICNY is an indirect, wholly-owned subsidiary of Genworth Financial, Inc. (“Genworth”).

GLICNY’s Home Office is located at 600 Third Avenue, Suite 2400, New York, New York, 10016. GLICNY’s principal service center is located at 6610 West Broad St., Richmond, Virginia 23230.

GLICNY’s principal products are long-term care insurance (“LTC”), fixed deferred and immediate annuities, and life insurance. LTC products are intended to protect against the significant and escalating costs of LTC services provided in the insured’s home or assisted living or nursing facilities. Fixed annuities are intended to provide annuitants with a guaranteed income payout for a specified term or for life. Deferred annuities are intended for contract holders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for one of the following: a defined number of years, the annuitant’s lifetime or the longer of a defined number of years and the annuitant’s lifetime. Life insurance products provide protection against financial hardship primarily after the death of an insured. On March 7, 2016, Genworth suspended sales of its traditional life insurance and fixed annuity products; however, Genworth continues to service its existing retained and reinsured blocks of business. Effective January 5, 2021, GLICNY suspended sales of its LTC products in New York.

GLICNY also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, variable life insurance and funding agreements. Most of the variable annuities include a guaranteed minimum death benefit. Some of the individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

The impact of the ongoing coronavirus pandemic (“COVID-19”) is very difficult to predict. Its related outcomes and impact on GLICNY and the Separate Account will depend on the length and severity of the pandemic and shape of the economic recovery, among other factors and uncertainties. Contract owners should continue to monitor their account values.

The Separate Account has subaccounts that currently invest in series or portfolios (“Portfolios”) of open-end mutual funds (“Funds”). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLICNY, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLICNY. In addition, the Portfolios may be sold to retirement plans. GLICNY uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLICNY, as well as other purposes permitted by law.

Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund).

The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLICNY may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLICNY’s General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLICNY to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

The Separate Account is registered with the U.S. Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

During the years ended December 31, 2021 and 2020, the following portfolio names were changed:

Prior Portfolio Name	Current Portfolio Name	Effective Date
Wells Fargo Variable Trust — Wells Fargo VT Omega Growth Fund — Class 2	Allspring Variable Trust — Allspring VT Omega Growth Fund — Class 2	December 6, 2021

The Prudential Series Fund — Jennison 20/20 Focus Portfolio — Class II Shares	The Prudential Series Fund — PSF PGIM Jennison Focused Blend Portfolio — Class II Shares	May 28, 2021

The Prudential Series Fund — Jennison Portfolio — Class II Shares	The Prudential Series Fund — PSF PGIM Jennison Growth Portfolio — Class II Shares	May 28, 2021

The Prudential Series Fund — Natural Resources Portfolio — Class II Shares	The Prudential Series Fund — PSF Natural Resources Portfolio — Class II Shares	May 28, 2021

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Capital Appreciation Fund — Series I Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Capital Appreciation Fund — Series I shares	April 30, 2021

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Capital Appreciation Fund — Series II Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Capital Appreciation Fund — Series II shares	April 30, 2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Conservative Balanced Fund — Series I Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Conservative Balanced Fund — Series I shares	April 30, 2021

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Conservative Balanced Fund — Series II Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Conservative Balanced Fund — Series II shares	April 30, 2021

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund — Series I Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares	April 30, 2021

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund — Series II Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares	April 30, 2021

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Global Fund — Series II Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Global Fund — Series II shares	April 30, 2021

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

Prior Portfolio Name	Current Portfolio Name	Effective Date

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Global Strategic Income Fund — Series I Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Global Strategic Income Fund — Series I shares	April 30, 2021

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Main Street Fund® — Series II Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Main Street Fund® — Series II shares	April 30, 2021

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Main Street Small Cap Fund® — Series II Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Main Street Small Cap Fund® — Series II shares	April 30, 2021

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Total Return Board Fund — Series I Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Core Bond Fund — Series I shares	April 30, 2021

BlackRock Variable Series Funds, Inc. — BlackRock Advantage U.S. Total Market V.I. Fund — Class III Shares	BlackRock Variable Series Funds, Inc. — BlackRock Advantage SMID Cap V.I. Fund — Class III Shares	February 9, 2021

American Century Variable Portfolios, Inc. — VP Income & Growth Fund — Class I	American Century Variable Portfolios, Inc. — VP Disciplined Core Value Fund — Class I	September 25, 2020

MFS® Variable Insurance Trust II — MFS® Strategic Income Portfolio — Service Class Shares	MFS® Variable Insurance Trust II — MFS® Income Portfolio — Service Class Shares	September 1, 2020

Janus Aspen Series — Janus Henderson Global Technology Portfolio — Service Shares	Janus Aspen Series — Janus Henderson Global Technology and Innovation Portfolio — Service Shares	April 29, 2020

Federated Insurance Series — Federated High Income Bond Fund II — Primary Shares	Federated Hermes Insurance Series — Federated Hermes High Income Bond Fund II — Primary Shares	April 28, 2020

Federated Insurance Series — Federated High Income Bond Fund II — Service Shares	Federated Hermes Insurance Series — Federated Hermes High Income Bond Fund II — Service Shares	April 28, 2020

Federated Insurance Series — Federated Kaufmann Fund II — Service Shares	Federated Hermes Insurance Series — Federated Hermes Kaufmann Fund II — Service Shares	April 28, 2020

Federated Insurance Series — Federated Managed Volatility Fund II — Primary Shares	Federated Hermes Insurance Series — Federated Hermes Managed Volatility Fund II — Primary Shares	April 28, 2020

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

During the years ended December 31, 2021 and 2020, the following portfolio(s) were liquidated, and the portfolio assets were reinvested in new portfolio(s):

Liquidated Portfolio	Reinvested Portfolio	Inception Date
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Value Opportunities Fund — Series II shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. American Value Fund — Series II shares	April 30, 2021

As of December 31, 2021, the following portfolios were available as investment options under the contract, but not shown on the statements as there was no activity from January 1, 2020 through December 31, 2021:

Franklin Templeton Variable Insurance Products Trust — Templeton Foreign VIP Fund — Class 1 Shares

Legg Mason Partners Variable Equity Trust — ClearBridge Variable Dividend Strategy Portfolio — Class I.

All designated Portfolios listed above are series type mutual funds.

(2)	Summary of Significant Accounting Policies

(a) Basis of Presentation

These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (“U.S. GAAP”). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Certain prior year amounts have been reclassified to conform to the current year presentation.

(b) Investments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the mutual fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

•	Level 3 – unobservable inputs.

The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2021 and there were no transfers between the levels during 2021.

Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

(c) Unit Classes

There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note 4(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLICNY, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

(d) Federal Income Taxes

The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

(e) Payments During Annuitization

Net assets allocated to the contracts in variable payout stages (“variable annuitization”) are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed interest rate is 4%. For contract owners who have purchased the RetireReadySM Retirement Answer variable annuity, the assumed interest rate is 3.5%. The mortality risk is fully borne by GLICNY and may result in amounts transferred from GLICNY’s General Account to the Separate Account should annuitants live longer than assumed. GLICNY may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

(f) Subsequent Events

No material subsequent events have occurred since December 31, 2021 through April 18, 2022, the date the financial statements were available to be issued, that would require adjustment to the financial statements.

(3)	Purchases and Sales of Investments

The aggregate cost of investments acquired, and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2021 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AB Variable Products Series Fund, Inc.
AB Balanced Wealth Strategy Portfolio — Class B	$193,142	$516,281
AB Global Thematic Growth Portfolio — Class B	10,934	60,411
AB Growth and Income Portfolio — Class B	146,066	632,288
AB International Value Portfolio — Class B	1,592,707	918,326
AB Large Cap Growth Portfolio — Class B	160,829	448,880
AB Small Cap Growth Portfolio — Class B	711,709	3,098,050
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund — Series I shares	156,181	140,833
Invesco V.I. American Franchise Fund — Series II shares	55,512	20,806
Invesco V.I. American Value Fund — Series II shares	385,704	7,865
Invesco V.I. Capital Appreciation Fund — Series I shares	8,663	71,677
Invesco V.I. Capital Appreciation Fund — Series II shares	176,143	339,907

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Invesco V.I. Comstock Fund — Series II shares	$76,702	$306,851
Invesco V.I. Conservative Balanced Fund — Series I shares	92,425	102,292
Invesco V.I. Conservative Balanced Fund — Series II shares	328,450	432,303
Invesco V.I. Core Bond Fund — Series I shares	21,753	5,389
Invesco V.I. Core Equity Fund — Series I shares	17,474,050	2,152,213
Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares	22,537	4,558
Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares	21,905	3,546
Invesco V.I. Equity and Income Fund — Series II shares	173,759	604,881
Invesco V.I. Global Fund — Series II shares	1,208,079	14,122,222
Invesco V.I. Global Real Estate Fund — Series II shares	22,548	220,398
Invesco V.I. Global Strategic Income Fund — Series I shares	1,239	335
Invesco V.I. International Growth Fund — Series II shares	139,149	188,028
Invesco V.I. Main Street Fund® — Series II shares	21,047,129	2,845,422
Invesco V.I. Main Street Small Cap Fund® — Series II shares	474,305	3,623,481
Invesco V.I. Value Opportunities Fund — Series II shares	10,126	318,777
Allspring Variable Trust
Allspring VT Omega Growth Fund — Class 2	77,098	41,551
American Century Variable Portfolios II, Inc.
VP Inflation Protection Fund — Class II	837,938	776,538
American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund — Class I	192,423	676,662
VP International Fund — Class I	101,572	449,575
VP Ultra® Fund — Class I	128,821	294,639
VP Value Fund — Class I	101,842	45,904
BNY Mellon
BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares	298	68,219
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares	35,368	68,752
BNY Mellon Variable Investment Fund — Government Money Market Portfolio	984,288	814,251
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund — Class III Shares	124,316	54,740
BlackRock Basic Value V.I. Fund — Class III Shares	5,230,810	789,177
BlackRock Global Allocation V.I. Fund — Class III Shares	10,894,733	8,814,042
BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares	26,936	6,393
Columbia Funds Variable Series Trust II
CTIVP® — Loomis Sayles Growth Fund — Class 1	979,820	17,893,800
Columbia Variable Portfolio — Overseas Core Fund — Class 2	2,559,504	421,426
Deutsche DWS Variable Series I
DWS Capital Growth VIP — Class B Shares	82,333	474,185
Deutsche DWS Variable Series II
DWS CROCI® U.S. VIP — Class B Shares	28,819	140,292
DWS Small Mid Cap Value VIP — Class B Shares	718	5,367
Eaton Vance Variable Trust
VT Floating — Rate Income Fund	535,794	1,382,631
Federated Hermes Insurance Series
Federated Hermes High Income Bond Fund II — Primary Shares	17	7
Federated Hermes High Income Bond Fund II — Service Shares	70,249	112,906
Federated Hermes Kaufmann Fund II — Service Shares	847,700	2,262,698

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Federated Hermes Managed Volatility Fund II — Primary Shares	$1,821	$5,757
Fidelity® Variable Insurance Products Fund
VIP Asset ManagerSM Portfolio — Initial Class	2,709	2,511
VIP Asset ManagerSM Portfolio — Service Class 2	1,717	3,788
VIP Balanced Portfolio — Service Class 2	1,057,971	1,615,131
VIP Contrafund® Portfolio — Initial Class	43,537	96,133
VIP Contrafund® Portfolio — Service Class 2	2,298,121	3,048,217
VIP Dynamic Capital Appreciation Portfolio — Service Class 2	5,747	23,694
VIP Equity-Income Portfolio — Initial Class	17,981	14,803
VIP Equity-Income Portfolio — Service Class 2	2,418,365	18,753,999
VIP Growth & Income Portfolio — Initial Class	40,696	54,215
VIP Growth & Income Portfolio — Service Class 2	60,343	123,071
VIP Growth Opportunities Portfolio — Initial Class	14,079	28,841
VIP Growth Opportunities Portfolio — Service Class 2	2,355,040	14,161,119
VIP Growth Portfolio — Initial Class	84,742	79,906
VIP Growth Portfolio — Service Class 2	134,247	56,483
VIP Investment Grade Bond Portfolio — Service Class 2	2,253,999	2,690,528
VIP Mid Cap Portfolio — Service Class 2	288,278	1,295,387
VIP Overseas Portfolio — Initial Class	5,360	2,117
VIP Value Strategies Portfolio — Service Class 2	25,438	16,221
Franklin Templeton Variable Insurance Products Trust
Franklin Allocation VIP Fund — Class 2 Shares	733,966	1,608,313
Franklin Income VIP Fund — Class 2 Shares	4,990,982	9,686,805
Franklin Large Cap Growth VIP Fund — Class 2 Shares	101,806	259,083
Franklin Mutual Shares VIP Fund — Class 2 Shares	19,348,444	2,191,995
Templeton Foreign VIP Fund — Class 2 Shares	121,151	34,749
Templeton Global Bond VIP Fund — Class 1 Shares	26,802	25,664
Templeton Growth VIP Fund — Class 2 Shares	249,551	73,425
Goldman Sachs Variable Insurance Trust
Goldman Sachs Government Money Market Fund — Service Shares	11,675,310	13,189,702
Goldman Sachs Large Cap Value Fund — Institutional Shares	60,550	47,751
Goldman Sachs Mid Cap Value Fund — Institutional Shares	64,785	40,424
JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Portfolio — Class 1	566,064	1,527,266
JPMorgan Insurance Trust Mid Cap Value Portfolio — Class 1	87,372	299,056
JPMorgan Insurance Trust Small Cap Core Portfolio — Class 1	58,754	250,435
JPMorgan Insurance Trust U.S. Equity Portfolio — Class 1	384,519	439,372
Janus Aspen Series
Janus Henderson Balanced Portfolio — Institutional Shares	13,419	61,402
Janus Henderson Balanced Portfolio — Service Shares	460,099	1,581,650
Janus Henderson Enterprise Portfolio — Institutional Shares	71,261	120,607
Janus Henderson Enterprise Portfolio — Service Shares	10,243	1,498
Janus Henderson Flexible Bond Portfolio — Institutional Shares	209	298
Janus Henderson Forty Portfolio — Institutional Shares	145,286	98,583
Janus Henderson Forty Portfolio — Service Shares	296,252	448,029
Janus Henderson Global Research Portfolio — Institutional Shares	14,418	58,788
Janus Henderson Global Research Portfolio — Service Shares	9,267	13,023

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Janus Henderson Global Technology and Innovation Portfolio — Service Shares	$2,001	$246
Janus Henderson Overseas Portfolio — Institutional Shares	27,739	41,896
Janus Henderson Overseas Portfolio — Service Shares	900	2,834
Janus Henderson Research Portfolio — Institutional Shares	27,088	40,669
Janus Henderson Research Portfolio — Service Shares	2,337	5,295
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Portfolio — Class II	76,703	6,778
ClearBridge Variable Dividend Strategy Portfolio — Class II	23,661	44,824
ClearBridge Variable Large Cap Value Portfolio — Class I	51,893	40,406
MFS® Variable Insurance Trust
MFS® Investors Trust Series — Service Class Shares	14,728	101,152
MFS® New Discovery Series — Service Class Shares	100,550	59,485
MFS® Total Return Series — Service Class Shares	587,280	1,358,954
MFS® Utilities Series — Service Class Shares	130,349	223,152
MFS® Variable Insurance Trust II
MFS® Income Portfolio — Service Class Shares	17,373	41,925
MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	90,829	82,753
PIMCO Variable Insurance Trust
All Asset Portfolio — Advisor Class Shares	54,200	22,994
High Yield Portfolio — Administrative Class Shares	604,102	1,314,392
International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares	1,839	6,014
Long-Term U.S. Government Portfolio — Administrative Class Shares	4,739,614	2,232,159
Low Duration Portfolio — Administrative Class Shares	3,285,858	4,643,621
Total Return Portfolio — Administrative Class Shares	5,304,859	3,666,686
Rydex Variable Trust
NASDAQ — 100® Fund	37,132	67,670
State Street Variable Insurance Series Funds, Inc.
Income V.I.S. Fund — Class 1 Shares	52,875	49,449
Premier Growth Equity V.I.S. Fund — Class 1 Shares	111,881	150,695
Real Estate Securities V.I.S. Fund — Class 1 Shares	455,284	3,482,340
S&P 500® Index V.I.S. Fund — Class 1 Shares	863,387	1,684,070
Small-Cap Equity V.I.S. Fund — Class 1 Shares	289,409	359,006
Total Return V.I.S. Fund — Class 1 Shares	1,940,198	1,351,904
Total Return V.I.S. Fund — Class 3 Shares	11,961,631	13,021,461
U.S. Equity V.I.S. Fund — Class 1 Shares	226,531	224,585
The Alger Portfolios
Alger Large Cap Growth Portfolio — Class I-2 Shares	89,276	82,575
Alger Small Cap Growth Portfolio — Class I-2 Shares	53,851	16,813
The Prudential Series Fund
PSF Natural Resources Portfolio — Class II Shares	478,086	3,297,080
PSF PGIM Jennison Focused Blend Portfolio — Class II Shares	15,115	102,735
PSF PGIM Jennison Growth Portfolio — Class II Shares	4	10,156

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

(4)	Related Party Transactions

(a) GLICNY

Net purchase payments (premiums) transferred from GLICNY to the Separate Account represent gross premiums recorded by GLICNY on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLICNY. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLICNY assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner’s daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note 6 presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

Mortality and Expense Risk Charge (including benefit rider options)	1.00% — 2.80% of the daily value of the assets invested in each Portfolio (fund).
This charge is assessed through a reduction in unit values.

Administrative Charge This charge is assessed through a reduction in unit values.	0.15% — 0.25% of the daily value of the assets invested in each fund.

Annual Administrative Charge	$0 — $30 per contract year invested in each fund.
This charge is assessed through a redemption in units.

Surrender Charge This charge is assessed through a redemption in units.	0.00% — 9.00% on the value of the accumulation units purchased.

(b) Accrued Expenses Payable to Affiliate

Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLICNY.

(c) Bonus Credit

For certain contracts, transfers from the General Account for payments by GLICNY were paid in the form of bonus credits. Bonus credits are amounts that are added by GLICNY to the premium payments received from contract owners.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

(d) Capital Brokerage Corporation

Capital Brokerage Corporation (“CBC”), an affiliate of GLICNY, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GLICNY. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

(5)	Capital Transactions

All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2021 and 2020 is reflected in the Statements of Changes in Net Assets.

(6)	Financial Highlights

GLICNY’s variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2021, 2020, 2019, 2018, and 2017 follows. This information is presented as a range based upon product grouping. Expenses as a percent of average net assets are presented as a range of lowest to highest contract expense rate. The unit value and total return ranges are presented to correlate to the respective expense rate low to high range. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new funds.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2021 and were available to contract owners during 2021. The following funds were not disclosed but were available to contract owners as they had no outstanding units as of December 31, 2021:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Value Opportunities Fund — Series II shares — liquidated April 30, 2021

Franklin Templeton Variable Insurance Products Trust — Templeton Foreign VIP Fund — Class 1 Shares

Legg Mason Partners Variable Equity Trust — ClearBridge Variable Dividend Strategy Portfolio — Class I.

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AB Variable Products Series Fund, Inc.
AB Balanced Wealth Strategy Portfolio — Class B
2021	1.45% to 2.70%	172,424	18.26 to 12.17	2,930	0.26%	11.72% to 10.30%
2020	1.45% to 2.70%	193,750	16.34 to 11.03	2,956	2.15%	7.67% to 6.30%
2019	1.45% to 2.70%	211,736	15.18 to 10.38	3,016	2.23%	16.49% to 7.91%
2018	1.45% to 2.45%	243,898	13.03 to 11.61	3,045	1.65%	(7.77)% to (8.72)%
2017	1.45% to 2.45%	286,335	14.13 to 12.72	3,883	1.81%	13.95% to 12.80%
AB Global Thematic Growth Portfolio — Class B
2021	1.45% to 1.70%	2,320	42.25 to 22.75	91	0.00%	20.80% to 20.49%
2020	1.45% to 1.70%	3,930	34.98 to 18.88	131	0.45%	37.07% to 36.72%
2019	1.45% to 1.80%	5,737	25.52 to 24.05	139	0.16%	27.90% to 27.45%
2018	1.45% to 1.80%	6,119	19.95 to 18.87	115	0.00%	(11.30)% to (11.61)%
2017	1.45% to 1.80%	7,011	22.49 to 21.35	144	0.28%	34.33% to 33.85%
AB Growth and Income Portfolio — Class B
2021	1.40% to 2.70%	113,681	40.88 to 13.17	3,453	0.62%	26.05% to 24.39%
2020	1.40% to 2.70%	130,968	32.43 to 10.59	3,132	1.28%	1.04% to (0.29)%
2019	1.40% to 2.70%	131,887	32.10 to 10.62	3,150	1.03%	21.88% to 13.24%
2018	1.40% to 2.20%	142,872	26.33 to 16.39	2,798	0.72%	(7.17)% to (7.93)%
2017	1.40% to 2.20%	168,103	28.37 to 17.80	3,545	1.23%	16.94% to 16.00%
AB International Value Portfolio — Class B
2021	1.15% to 2.95%	491,301	7.25 to 11.30	3,790	1.97%	9.58% to 7.59%
2020	1.15% to 2.95%	400,356	6.62 to 10.50	2,866	1.32%	1.03% to (0.80)%
2019	1.15% to 2.95%	575,681	6.55 to 10.59	4,081	0.77%	15.45% to 12.54%
2018	1.15% to 2.55%	641,566	5.67 to 5.00	3,964	1.12%	(23.87)% to (24.95)%
2017	1.15% to 2.55%	631,384	7.45 to 6.67	5,156	1.41%	23.66% to 21.92%
AB Large Cap Growth Portfolio — Class B
2021	1.45% to 2.70%	26,758	44.89 to 17.83	1,250	0.00%	26.79% to 25.18%
2020	1.45% to 2.70%	35,865	35.41 to 14.25	1,318	0.00%	33.19% to 31.50%
2019	1.45% to 1.85%	41,260	26.58 to 31.26	1,160	0.00%	32.42% to 31.88%
2018	1.45% to 1.85%	43,653	20.08 to 23.70	929	0.00%	0.83% to 0.42%
2017	1.45% to 1.85%	36,963	19.91 to 23.60	784	0.00%	29.77% to 29.25%
AB Small Cap Growth Portfolio — Class B
2021	1.45% to 1.80%	16,101	60.13 to 60.53	921	0.00%	7.62% to 7.24%
2020	1.15% to 2.95%	77,390	43.29 to 15.29	3,271	0.00%	51.87% to 49.11%
2019	1.45% to 1.80%	23,562	36.90 to 37.41	780	0.00%	34.04% to 33.56%
2018	1.45% to 1.80%	20,312	27.53 to 28.01	522	0.00%	(2.55)% to (2.90)%
2017	1.45% to 1.80%	15,150	28.25 to 28.85	397	0.00%	31.85% to 31.38%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund — Series I shares
2021	1.45% to 2.70%	11,602	36.64 to 16.43	407	0.00%	10.30% to 8.90%
2020	1.45% to 1.70%	12,219	33.22 to 32.76	402	0.07%	40.29% to 39.94%
2019	1.45% to 1.80%	13,615	23.68 to 22.96	319	0.00%	34.77% to 34.29%
2018	1.45% to 1.80%	15,484	17.57 to 17.10	270	0.00%	(5.03)% to (5.37)%
2017	1.45% to 1.80%	15,928	18.50 to 18.07	293	0.08%	25.50% to 25.06%
Invesco V.I. American Franchise Fund — Series II shares
2021	1.45% to 1.70%	10,692	41.31 to 47.92	432	0.00%	10.03% to 9.75%
2020	1.45% to 1.80%	10,984	37.55 to 35.14	404	0.00%	39.94% to 39.44%
2019	1.45% to 1.80%	11,287	26.83 to 25.20	297	0.00%	34.45% to 33.97%
2018	1.45% to 1.80%	11,351	19.96 to 18.81	223	0.00%	(5.29)% to (5.63)%
2017	1.45% to 1.80%	3,770	21.07 to 19.93	80	0.00%	25.19% to 24.75%
Invesco V.I. American Value Fund — Series II shares
2021 (4)	1.45% to 1.80%	38,004	10.49 to 10.47	398	0.24%	4.95% to 4.70%
Invesco V.I. Capital Appreciation Fund — Series I shares
2021	1.40% to 1.40%	3,420	49.84 to 49.84	170	0.00%	20.86% to 20.86%
2020	1.40% to 1.40%	4,978	41.24 to 41.24	205	0.00%	34.67% to 34.67%
2019	1.40% to 1.40%	5,407	30.62 to 30.62	166	0.06%	34.29% to 34.29%
2018	1.40% to 1.40%	5,883	22.80 to 22.80	134	0.33%	(7.05)% to (7.05)%
2017	1.40% to 1.40%	6,761	24.53 to 24.53	166	0.23%	25.07% to 25.07%
Invesco V.I. Capital Appreciation Fund — Series II shares
2021	1.45% to 2.70%	22,265	52.19 to 17.16	1,010	0.00%	20.51% to 18.98%
2020	1.45% to 1.80%	25,883	43.30 to 40.58	1,021	0.00%	34.27% to 33.79%
2019	1.45% to 1.80%	35,524	32.25 to 30.33	1,035	0.00%	33.88% to 33.40%
2018	1.45% to 1.80%	41,569	24.09 to 22.73	901	0.00%	(7.33)% to (7.66)%
2017	1.45% to 1.80%	47,153	26.00 to 24.62	1,108	0.01%	24.68% to 24.23%
Invesco V.I. Comstock Fund — Series II shares
2021	1.45% to 2.25%	52,083	33.76 to 21.13	1,577	1.57%	31.12% to 30.05%
2020	1.45% to 2.25%	61,105	25.74 to 16.24	1,401	2.16%	(2.52)% to (3.31)%
2019	1.45% to 2.25%	66,792	26.41 to 16.80	1,565	1.63%	23.13% to 22.13%
2018	1.45% to 2.35%	69,123	21.45 to 13.59	1,371	1.41%	(13.64)% to (14.44)%
2017	1.45% to 2.35%	74,879	24.84 to 15.88	1,719	0.85%	15.88% to 14.82%
Invesco V.I. Conservative Balanced Fund — Series I shares
2021	1.40% to 1.40%	5,916	22.81 to 22.81	135	1.57%	9.09% to 9.09%
2020	1.40% to 1.40%	6,651	20.91 to 20.91	139	2.10%	13.25% to 13.25%
2019	1.40% to 1.40%	6,944	18.47 to 18.47	128	2.24%	15.87% to 15.87%
2018	1.40% to 1.40%	6,941	15.94 to 15.94	111	1.99%	(6.65)% to (6.65)%
2017	1.40% to 1.40%	7,180	17.07 to 17.07	123	1.88%	7.73% to 7.73%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. Conservative Balanced Fund — Series II shares
2021	1.45% to 2.95%	197,102	17.33 to 12.26	2,606	1.26%	8.70% to 7.05%
2020	1.45% to 2.95%	213,444	15.94 to 11.45	2,621	1.78%	12.93% to 11.21%
2019	1.45% to 2.85%	252,367	14.11 to 10.30	2,795	1.83%	15.52% to 6.36%
2018	1.45% to 2.55%	282,143	12.22 to 8.40	2,735	1.76%	(6.91)% to (7.95)%
2017	1.45% to 2.55%	296,510	13.13 to 9.12	3,132	1.74%	7.37% to 6.18%
Invesco V.I. Core Bond Fund — Series I shares
2021	1.40% to 1.40%	13,677	13.98 to 13.98	191	2.15%	(3.02)% to (3.02)%
2020	1.40% to 1.40%	13,132	14.41 to 14.41	189	3.04%	8.17% to 8.17%
2019	1.40% to 1.40%	19,058	13.32 to 13.32	254	3.28%	8.00% to 8.00%
2018	1.40% to 1.40%	21,358	12.34 to 12.34	263	3.35%	(2.41)% to (2.41)%
2017	1.40% to 1.40%	21,376	12.64 to 12.64	270	2.39%	3.13% to 3.13%
Invesco V.I. Core Equity Fund —Series I shares
2021	1.15% to 2.95%	685,931	25.73 to 14.62	16,469	0.79%	26.27% to 23.97%
2020	1.45% to 1.70%	18,569	23.27 to 18.95	408	0.20%	12.20% to 11.92%
2019	1.15% to 2.95%	866,873	18.11 to 10.68	15,091	0.93%	27.48% to 14.44%
2018	1.15% to 2.55%	1,020,070	14.20 to 12.40	14,218	1.00%	(10.44)% to (11.72)%
2017	1.15% to 2.55%	891,632	15.86 to 14.05	13,947	1.05%	11.88% to 10.30%
Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares
2021	1.40% to 1.40%	4,605	47.88 to 47.88	220	0.00%	17.43% to 17.43%
2020	1.40% to 1.40%	4,643	40.77 to 40.77	189	0.04%	38.72% to 38.72%
2019	1.40% to 1.40%	5,080	29.39 to 29.39	149	0.00%	37.42% to 37.42%
2018	1.40% to 1.40%	5,283	21.39 to 21.39	113	0.00%	(7.40)% to (7.40)%
2017	1.40% to 1.40%	5,567	23.10 to 23.10	129	0.03%	27.00% to 27.00%
Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares
2021	1.45% to 2.30%	3,858	58.23 to 31.05	194	0.00%	17.07% to 16.06%
2020	1.45% to 2.30%	3,863	49.74 to 26.75	166	0.00%	38.21% to 37.02%
2019	1.45% to 2.30%	4,428	35.99 to 19.52	134	0.00%	36.99% to 35.81%
2018	1.45% to 2.30%	4,641	26.27 to 14.38	102	0.00%	(7.67)% to (8.47)%
2017	1.45% to 2.30%	4,777	28.45 to 15.71	113	0.00%	26.60% to 25.51%
Invesco V.I. Equity and Income Fund — Series II shares
2021	1.45% to 2.95%	42,867	22.08 to 12.73	848	1.64%	16.64% to 14.86%
2020	1.45% to 2.95%	65,843	18.93 to 11.08	1,119	2.18%	8.06% to 6.42%
2019	1.45% to 2.95%	73,152	17.52 to 10.41	1,169	2.21%	18.27% to 8.72%
2018	1.45% to 2.55%	87,611	14.86 to 13.04	1,219	1.85%	(11.04)% to (12.04)%
2017	1.45% to 2.55%	112,500	16.71 to 14.82	1,759	1.50%	9.18% to 7.96%
Invesco V.I. Global Fund — Series II shares
2021	1.45% to 2.05%	147,247	42.74 to 26.73	4,887	0.00%	13.50% to 12.81%
2020	1.15% to 2.95%	658,069	23.53 to 13.12	15,805	0.57%	25.87% to 23.58%
2019	1.15% to 2.95%	325,565	18.70 to 10.62	6,856	0.64%	29.94% to 13.11%
2018	1.15% to 2.55%	373,496	14.39 to 12.47	6,071	0.83%	(14.39)% to (15.62)%
2017	1.15% to 2.55%	553,165	16.81 to 14.78	10,260	0.76%	34.76% to 32.86%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. Global Real Estate Fund — Series II shares
2021	1.45% to 1.45%	281	20.56 to 20.56	6	0.62%	23.62% to 23.62%
2020	1.45% to 2.70%	15,440	16.63 to 8.72	172	4.76%	(13.83)% to (14.93)%
2019	1.45% to 2.70%	14,296	19.30 to 10.25	194	3.43%	20.87% to 5.20%
2018	1.45% to 2.20%	15,381	15.97 to 11.49	174	3.65%	(7.70)% to (8.41)%
2017	1.45% to 2.20%	17,110	17.30 to 12.55	211	2.89%	11.10% to 10.26%
Invesco V.I. Global Strategic Income Fund — Series I shares
2021	1.40% to 1.40%	888	10.75 to 10.75	10	4.80%	(4.76)% to (4.76)%
2020	1.40% to 1.40%	835	11.29 to 11.29	9	5.70%	1.95% to 1.95%
2019	1.40% to 1.40%	833	11.08 to 11.08	9	4.18%	9.25% to 9.25%
2018	1.40% to 1.40%	1,138	10.14 to 10.14	12	5.02%	(5.74)% to (5.74)%
2017	1.40% to 1.40%	1,172	10.76 to 10.76	13	2.29%	4.79% to 4.79%
Invesco V.I. International Growth Fund — Series II shares
2021	1.15% to 2.25%	43,789	14.64 to 14.42	792	1.03%	4.39% to 3.23%
2020	1.15% to 2.25%	49,433	14.02 to 13.97	858	1.01%	12.43% to 11.18%
2019	1.15% to 2.95%	394,250	12.47 to 10.54	5,202	1.20%	26.76% to 11.56%
2018	1.15% to 2.55%	515,561	9.84 to 9.01	5,694	1.78%	(16.19)% to (17.38)%
2017	1.15% to 2.55%	574,859	11.74 to 10.91	7,563	1.34%	21.32% to 19.61%
Invesco V.I. Main Street Fund® — Series II shares
2021	1.15% to 2.95%	757,232	29.63 to 14.42	21,068	0.78%	25.77% to 23.48%
2020	1.45% to 1.80%	85,811	27.88 to 27.80	2,330	0.34%	12.05% to 11.65%
2019	1.15% to 2.95%	897,072	20.96 to 10.58	18,356	0.81%	30.22% to 12.36%
2018	1.15% to 2.55%	1,066,745	16.10 to 13.84	17,146	0.83%	(9.16)% to (10.45)%
2017	1.15% to 2.55%	983,368	17.72 to 15.46	17,550	1.04%	15.30% to 13.67%
Invesco V.I. Main Street Small Cap Fund® — Series II shares
2021	1.45% to 2.25%	39,621	59.61 to 27.37	1,954	0.12%	20.49% to 19.51%
2020	1.15% to 2.95%	148,053	26.53 to 12.52	4,446	0.37%	18.26% to 16.11%
2019	1.15% to 2.95%	167,648	22.43 to 10.78	4,284	0.00%	24.68% to 16.86%
2018	1.15% to 2.55%	191,894	17.99 to 14.37	3,997	0.06%	(11.57)% to (12.83)%
2017	1.15% to 2.55%	273,521	20.35 to 16.48	6,216	0.64%	12.60% to 11.01%
Allspring Variable Trust
Allspring VT Omega Growth Fund — Class 2
2021	1.45% to 1.65%	11,024	55.02 to 53.75	598	0.00%	13.30% to 13.07%
2020	1.45% to 1.65%	11,305	48.56 to 47.54	542	0.00%	41.11% to 40.82%
2019	1.45% to 1.65%	12,090	34.41 to 33.76	411	0.00%	35.06% to 34.78%
2018	1.45% to 1.70%	12,848	25.48 to 24.94	324	0.00%	(1.19)% to (1.44)%
2017	1.45% to 1.65%	8,744	25.79 to 25.40	224	0.01%	32.65% to 32.38%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
American Century Variable Portfolios II, Inc.
VP Inflation Protection Fund — Class II
2021	1.15% to 2.95%	228,671	14.53 to 11.04	3,114	3.12%	5.05% to 3.13%
2020	1.15% to 2.95%	226,751	13.84 to 10.70	2,964	1.19%	8.29% to 6.32%
2019	1.15% to 2.95%	457,255	12.78 to 10.06	5,558	2.27%	7.65% to 1.34%
2018	1.15% to 2.55%	493,363	11.87 to 10.51	5,636	2.82%	(3.94)% to (5.31)%
2017	1.15% to 2.55%	491,403	12.36 to 11.10	5,876	2.53%	2.48% to 1.04%
American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund — Class I
2021	1.45% to 2.70%	7,944	43.81 to 13.90	219	0.98%	21.86% to 20.31%
2020	1.45% to 2.70%	30,868	35.95 to 11.56	686	1.93%	10.19% to 8.79%
2019	1.45% to 2.70%	16,600	32.63 to 10.62	380	2.06%	22.15% to 13.25%
2018	1.45% to 2.20%	17,821	26.71 to 16.15	337	1.91%	(8.23)% to (8.93)%
2017	1.45% to 2.20%	28,119	29.10 to 17.73	546	2.24%	18.74% to 17.84%
VP International Fund — Class I
2021	1.45% to 2.70%	10,394	33.85 to 13.97	209	0.23%	7.17% to 5.81%
2020	1.45% to 2.70%	29,693	31.59 to 13.20	530	0.47%	24.05% to 22.48%
2019	1.45% to 2.70%	26,575	25.46 to 10.78	409	0.86%	26.56% to 16.71%
2018	1.45% to 2.20%	30,658	20.12 to 10.61	375	1.23%	(16.46)% to (17.10)%
2017	1.45% to 2.20%	33,659	24.08 to 12.80	519	0.83%	29.31% to 28.33%
VP Ultra® Fund — Class I
2021	1.45% to 2.70%	9,890	70.29 to 19.00	633	0.00%	21.37% to 19.84%
2020	1.45% to 2.70%	13,974	57.91 to 15.85	706	0.00%	47.68% to 45.81%
2019	1.45% to 1.60%	10,230	39.21 to 38.19	391	0.00%	32.63% to 32.43%
2018	1.45% to 1.60%	11,482	29.57 to 28.84	331	0.26%	(0.71)% to (0.86)%
2017	1.45% to 1.60%	10,468	29.78 to 29.09	305	0.38%	30.32% to 30.12%
VP Value Fund — Class I
2021	1.45% to 2.70%	10,543	41.17 to 12.90	361	1.56%	22.71% to 21.15%
2020	1.45% to 1.60%	7,565	33.55 to 32.63	250	2.32%	(0.49)% to (0.64)%
2019	1.45% to 1.60%	8,450	33.72 to 32.84	281	2.11%	25.19% to 25.00%
2018	1.45% to 1.60%	9,719	26.93 to 26.27	258	1.64%	(10.48)% to (10.61)%
2017	1.45% to 1.60%	10,449	30.08 to 29.39	310	1.61%	7.18% to 7.01%
BNY Mellon
BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares
2021	1.45% to 1.60%	463	44.65 to 43.35	20	0.53%	24.06% to 23.87%
2020	1.45% to 1.60%	2,300	35.99 to 35.00	81	0.82%	6.54% to 6.38%
2019	1.45% to 1.60%	2,272	33.78 to 32.90	75	0.66%	18.44% to 18.26%
2018	1.45% to 1.60%	2,446	28.52 to 27.82	68	0.64%	(16.72)% to (16.85)%
2017	1.45% to 1.60%	1,510	34.25 to 33.46	51	1.23%	13.71% to 13.54%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares
2021	1.45% to 1.60%	4,820	32.33 to 36.79	158	0.85%	25.16% to 24.97%
2020	1.45% to 1.60%	6,110	25.83 to 29.44	160	1.09%	22.34% to 22.16%
2019	1.45% to 1.60%	6,322	21.11 to 24.10	135	1.45%	32.41% to 32.21%
2018	1.45% to 1.60%	6,430	15.94 to 18.23	104	1.73%	(5.80)% to (5.94)%
2017	1.45% to 1.60%	6,398	16.92 to 19.38	110	1.12%	13.67% to 13.49%
BNY Mellon Variable Investment Fund — Government Money Market Portfolio
2021	1.45% to 1.80%	50,952	9.16 to 8.55	462	0.01%	(1.44)% to (1.79)%
2020	1.45% to 1.60%	31,790	9.30 to 9.04	292	0.18%	(1.24)% to (1.39)%
2019	1.45% to 1.60%	33,057	9.41 to 9.17	307	1.65%	0.19% to 0.04%
2018	1.45% to 1.60%	43,873	9.40 to 9.17	407	1.20%	(0.19)% to (0.34)%
2017	1.45% to 2.05%	160,242	9.41 to 8.76	1,472	0.36%	(1.11)% to (1.71)%
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund — Class III Shares
2021	1.45% to 1.70%	7,460	36.91 to 26.29	256	1.08%	11.71% to 11.42%
2020	1.45% to 1.70%	8,769	33.04 to 23.59	272	1.51%	17.92% to 17.62%
2019	1.45% to 1.70%	9,022	28.02 to 20.06	238	2.24%	26.79% to 26.46%
2018	1.45% to 1.70%	9,529	22.10 to 15.86	197	1.49%	(8.02)% to (8.25)%
2017	1.45% to 1.80%	12,514	24.02 to 22.88	272	0.81%	12.19% to 11.79%
BlackRock Basic Value V.I. Fund — Class III Shares
2021	1.15% to 2.95%	232,276	21.54 to 12.46	4,689	1.78%	19.94% to 17.76%
2020	1.15% to 2.30%	30,920	17.96 to 17.63	578	0.81%	1.94% to 0.76%
2019	1.15% to 2.95%	237,127	17.62 to 10.58	4,084	2.06%	22.11% to 12.23%
2018	1.15% to 2.55%	266,085	14.43 to 12.06	3,817	1.43%	(9.18)% to (10.47)%
2017	1.15% to 2.55%	308,036	15.89 to 13.47	4,878	0.95%	6.77% to 5.27%
BlackRock Global Allocation V.I. Fund — Class III Shares
2021	1.35% to 2.95%	2,347,826	17.62 to 12.67	41,292	0.81%	4.98% to 3.28%
2020	1.35% to 2.95%	2,577,394	16.78 to 12.27	43,776	1.22%	19.08% to 17.15%
2019	1.35% to 2.95%	2,993,544	14.09 to 10.47	43,239	1.21%	16.17% to 10.03%
2018	1.35% to 2.55%	3,538,228	12.13 to 11.70	44,703	0.82%	(8.83)% to (9.95)%
2017	1.15% to 2.55%	4,021,862	13.58 to 12.99	56,105	1.24%	12.40% to 10.82%
BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares
2021	1.45% to 1.60%	3,248	54.54 to 53.09	173	0.00%	16.07% to 15.90%
2020	1.45% to 1.60%	3,290	46.98 to 45.81	151	0.00%	41.35% to 41.14%
2019	1.45% to 1.60%	3,423	33.24 to 32.46	111	0.00%	30.41% to 30.21%
2018	1.45% to 1.70%	3,705	25.49 to 24.56	92	0.00%	1.27% to 1.01%
2017	1.45% to 1.70%	4,205	25.17 to 24.31	104	0.00%	27.36% to 27.04%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Columbia Funds Variable Series Trust II
CTIVP® — Loomis Sayles Growth Fund — Class 1
2021	1.15% to 2.95%	77,131	26.45 to 15.50	1,959	0.00%	17.21% to 15.08%
2020	1.15% to 2.95%	752,693	22.56 to 13.47	16,279	0.00%	30.41% to 28.04%
2019	1.15% to 2.95%	278,713	17.30 to 10.52	4,693	0.00%	30.24% to 10.97%
2018	1.15% to 2.55%	340,925	13.28 to 12.79	4,471	0.00%	(3.53)% to (4.90)%
2017	1.15% to 2.55%	637,480	13.77 to 13.45	8,706	0.00%	31.51% to 29.65%
Columbia Variable Portfolio — Overseas Core Fund — Class 2
2021	1.15% to 2.95%	230,942	14.52 to 12.10	3,254	0.61%	8.48% to 6.51%
2020	1.45% to 1.85%	78,926	13.20 to 12.95	1,037	1.44%	7.25% to 6.81%
2019	1.45% to 1.85%	99,274	12.31 to 12.12	1,217	1.81%	23.33% to 22.83%
2018	1.45% to 1.85%	113,019	9.98 to 9.87	1,125	2.58%	(18.03)% to (18.36)%
2017	1.45% to 1.85%	142,060	12.17 to 12.09	1,726	1.89%	25.34% to 24.84%
Deutsche DWS Variable Series I
DWS Capital Growth VIP — Class B Shares
2021	1.45% to 2.70%	3,368	43.00 to 17.18	127	0.00%	20.68% to 19.15%
2020	1.45% to 2.70%	15,069	35.63 to 14.42	470	0.04%	36.69% to 34.96%
2019	1.60% to 1.60%	4,016	25.73 to 25.73	103	0.16%	34.60% to 34.60%
2018	1.45% to 1.60%	5,238	19.34 to 19.11	100	0.50%	(3.30)% to (3.45)%
2017	1.45% to 1.60%	2,612	20.00 to 19.80	52	0.52%	24.14% to 23.96%
Deutsche DWS Variable Series II
DWS CROCI® U.S. VIP — Class B Shares
2021	1.45% to 2.70%	15,904	17.67 to 11.50	271	1.85%	24.44% to 22.86%
2020	1.45% to 2.70%	23,336	14.20 to 9.36	315	0.86%	(13.68)% to (14.78)%
2019	1.45% to 1.80%	10,626	16.45 to 15.95	174	1.57%	30.56% to 30.10%
2018	1.45% to 1.80%	10,813	12.60 to 12.26	135	2.17%	(12.01)% to (12.32)%
2017	1.45% to 1.80%	11,016	14.32 to 13.98	157	1.22%	20.68% to 20.25%
DWS Small Mid Cap Value VIP — Class B Shares
2021	1.45% to 1.60%	1,933	46.98 to 45.62	89	0.86%	28.16% to 27.96%
2020	1.45% to 1.80%	2,041	36.66 to 34.35	73	1.12%	(2.54)% to (2.89)%
2019	1.45% to 1.80%	2,224	37.62 to 35.37	82	0.37%	19.24% to 18.81%
2018	1.45% to 1.80%	2,390	31.55 to 29.77	74	1.03%	(17.55)% to (17.84)%
2017	1.45% to 1.80%	2,563	38.26 to 36.24	96	0.42%	8.54% to 8.16%
Eaton Vance Variable Trust
VT Floating — Rate Income Fund
2021	1.15% to 2.95%	177,595	14.18 to 10.02	2,409	2.91%	2.43% to 0.57%
2020	1.15% to 2.95%	245,778	13.84 to 9.97	3,237	3.35%	0.82% to (1.01)%
2019	1.15% to 2.95%	433,809	13.73 to 10.07	5,673	4.29%	5.85% to 1.42%
2018	1.15% to 2.55%	548,678	12.97 to 10.81	6,861	3.78%	(1.23)% to (2.63)%
2017	1.15% to 2.55%	423,039	13.13 to 11.10	5,437	3.26%	2.24% to 0.79%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Federated Hermes Insurance Series
Federated Hermes High Income Bond Fund II — Primary Shares
2021	1.40% to 1.40%	13	26.83 to 26.83	0	4.87%	3.38% to 3.38%
2020	1.40% to 1.40%	13	25.95 to 25.95	0	5.95%	4.10% to 4.10%
2019	1.40% to 1.40%	14	24.93 to 24.93	0	6.50%	12.94% to 12.94%
2018	1.40% to 1.40%	18	22.07 to 22.07	0	7.59%	(4.65)% to (4.65)%
2017	1.40% to 1.40%	17	23.15 to 23.15	0	6.57%	5.45% to 5.45%
Federated Hermes High Income Bond Fund II — Service Shares
2021	1.45% to 2.10%	31,165	27.68 to 19.85	800	4.73%	2.93% to 2.25%
2020	1.45% to 2.10%	33,872	26.89 to 19.42	846	5.87%	3.93% to 3.24%
2019	1.45% to 2.10%	38,266	25.87 to 18.81	927	6.02%	12.47% to 11.73%
2018	1.45% to 2.10%	47,911	23.00 to 16.83	1,045	8.02%	(4.84)% to (5.47)%
2017	1.45% to 2.10%	52,764	24.17 to 17.81	1,215	6.84%	5.02% to 4.33%
Federated Hermes Kaufmann Fund II — Service Shares
2021	1.15% to 2.95%	55,153	29.22 to 12.76	1,914	0.00%	1.09% to (0.75)%
2020	1.15% to 2.95%	106,771	28.90 to 12.86	3,455	0.00%	27.00% to 24.69%
2019	1.45% to 1.80%	23,616	49.09 to 46.27	972	0.00%	31.58% to 31.12%
2018	1.45% to 1.80%	34,550	37.31 to 35.29	1,014	0.00%	2.06% to 1.70%
2017	1.45% to 1.80%	30,277	36.55 to 34.70	983	0.00%	26.12% to 25.68%
Federated Hermes Managed Volatility Fund II — Primary Shares
2021	1.40% to 1.40%	2,273	21.71 to 21.71	49	1.83%	16.86% to 16.86%
2020	1.40% to 1.40%	2,475	18.58 to 18.58	46	2.63%	(0.48)% to (0.48)%
2019	1.40% to 1.40%	3,051	18.67 to 18.67	57	2.05%	18.55% to 18.55%
2018	1.40% to 1.40%	3,062	15.75 to 15.75	48	1.98%	(9.78)% to (9.78)%
2017	1.40% to 1.40%	1,619	17.46 to 17.46	28	3.86%	16.46% to 16.46%
Fidelity® Variable Insurance Products Fund
VIP Asset ManagerSM Portfolio — Initial Class
2021	1.40% to 1.40%	4,786	26.49 to 26.49	127	1.64%	8.38% to 8.38%
2020	1.40% to 1.40%	4,816	24.44 to 24.44	118	1.49%	13.26% to 13.26%
2019	1.40% to 1.40%	4,854	21.58 to 21.58	105	1.65%	16.60% to 16.60%
2018	1.40% to 1.40%	5,454	18.50 to 18.50	101	1.70%	(6.68)% to (6.68)%
2017	1.40% to 1.40%	5,644	19.83 to 19.83	112	1.89%	12.51% to 12.51%
VIP Asset ManagerSM Portfolio — Service Class 2
2021	1.45% to 1.85%	2,197	23.46 to 21.15	50	1.38%	8.09% to 7.65%
2020	1.45% to 1.85%	2,302	21.70 to 19.64	48	1.28%	12.88% to 12.42%
2019	1.45% to 1.85%	2,487	19.23 to 17.47	46	1.57%	16.30% to 15.83%
2018	1.45% to 1.85%	2,627	16.53 to 15.09	42	1.45%	(6.99)% to (7.37)%
2017	1.45% to 1.85%	2,774	17.77 to 16.29	48	1.85%	12.10% to 11.64%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Balanced Portfolio — Service Class 2
2021	1.45% to 2.95%	281,229	30.16 to 14.41	6,803	0.72%	16.28% to 14.51%
2020	1.45% to 2.95%	312,324	25.94 to 12.58	6,800	1.26%	20.36% to 18.53%
2019	1.45% to 2.95%	366,408	21.55 to 10.61	6,849	1.54%	22.32% to 13.09%
2018	1.45% to 2.55%	408,703	17.62 to 14.00	6,473	1.22%	(5.83)% to (6.89)%
2017	1.45% to 2.55%	511,138	18.71 to 15.04	8,620	1.24%	14.44% to 13.16%
VIP Contrafund® Portfolio — Initial Class
2021	1.40% to 1.40%	14,087	68.31 to 68.31	962	0.06%	26.05% to 26.05%
2020	1.40% to 1.40%	15,378	54.19 to 54.19	833	0.25%	28.74% to 28.74%
2019	1.40% to 1.40%	17,982	42.10 to 42.10	757	0.45%	29.74% to 29.74%
2018	1.40% to 1.40%	20,569	32.45 to 32.45	667	0.69%	(7.69)% to (7.69)%
2017	1.40% to 1.40%	22,077	35.15 to 35.15	776	0.99%	20.18% to 20.18%
VIP Contrafund® Portfolio — Service Class 2
2021	1.15% to 2.95%	296,730	33.43 to 16.58	13,107	0.03%	26.05% to 23.75%
2020	1.15% to 2.25%	317,824	26.53 to 26.81	11,462	0.09%	28.73% to 27.31%
2019	1.15% to 2.95%	557,036	20.61 to 10.60	14,283	0.21%	29.77% to 12.83%
2018	1.15% to 2.55%	650,844	15.88 to 15.19	13,120	0.41%	(7.72)% to (9.03)%
2017	1.15% to 2.55%	919,674	17.21 to 16.70	19,648	0.76%	20.19% to 18.50%
VIP Dynamic Capital Appreciation Portfolio — Service Class 2
2021	1.60% to 1.70%	833	58.67 to 52.17	45	0.11%	22.28% to 22.16%
2020	1.45% to 1.70%	1,294	49.29 to 42.70	58	0.05%	31.41% to 31.08%
2019	1.45% to 1.70%	1,455	37.51 to 32.58	50	0.38%	27.94% to 27.62%
2018	1.45% to 1.70%	1,547	29.32 to 25.53	41	0.34%	(6.55)% to (6.79)%
2017	1.45% to 1.70%	1,968	31.37 to 27.39	57	0.60%	21.72% to 21.41%
VIP Equity-Income Portfolio — Initial Class
2021	1.40% to 1.40%	8,024	35.30 to 35.30	283	1.90%	23.15% to 23.15%
2020	1.40% to 1.40%	8,357	28.67 to 28.67	240	1.78%	5.20% to 5.20%
2019	1.40% to 1.40%	8,761	27.25 to 27.25	239	1.99%	25.66% to 25.66%
2018	1.40% to 1.40%	10,394	21.69 to 21.69	225	2.21%	(9.58)% to (9.58)%
2017	1.40% to 1.40%	11,613	23.98 to 23.98	278	1.72%	11.32% to 11.32%
VIP Equity-Income Portfolio — Service Class 2
2021	1.15% to 2.95%	209,091	22.39 to 13.38	4,970	0.90%	23.17% to 20.93%
2020	1.15% to 2.95%	1,065,482	18.18 to 11.06	18,844	2.07%	5.21% to 3.30%
2019	1.15% to 2.95%	360,184	17.28 to 10.71	6,499	1.77%	25.65% to 15.21%
2018	1.15% to 2.55%	417,220	13.75 to 11.43	6,058	1.97%	(9.60)% to (10.88)%
2017	1.15% to 2.55%	474,326	15.21 to 12.83	7,658	1.64%	11.36% to 9.79%
VIP Growth & Income Portfolio — Initial Class
2021	1.40% to 1.40%	8,451	36.34 to 36.34	307	2.19%	24.19% to 24.19%
2020	1.40% to 1.40%	9,024	29.26 to 29.26	264	2.06%	6.34% to 6.34%
2019	1.40% to 1.40%	9,118	27.52 to 27.52	251	3.57%	28.23% to 28.23%
2018	1.40% to 1.40%	9,918	21.46 to 21.46	213	0.35%	(10.26)% to (10.26)%
2017	1.40% to 1.40%	10,791	23.92 to 23.92	258	1.28%	15.27% to 15.27%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Growth & Income Portfolio — Service Class 2
2021	1.45% to 1.80%	25,831	32.43 to 31.71	744	2.17%	23.82% to 23.38%
2020	1.45% to 1.80%	29,228	26.19 to 25.70	678	1.95%	6.03% to 5.66%
2019	1.45% to 1.80%	33,896	24.70 to 24.33	751	3.41%	27.80% to 27.35%
2018	1.45% to 1.80%	40,681	19.33 to 19.10	714	0.20%	(10.52)% to (10.84)%
2017	1.45% to 1.80%	49,072	21.60 to 21.42	970	1.10%	14.93% to 14.52%
VIP Growth Opportunities Portfolio — Initial Class
2021	1.40% to 1.40%	2,391	59.17 to 59.17	141	0.00%	10.38% to 10.38%
2020	1.40% to 1.40%	2,832	53.61 to 53.61	152	0.01%	66.30% to 66.30%
2019	1.40% to 1.40%	3,268	32.23 to 32.23	105	0.16%	38.87% to 38.87%
2018	1.40% to 1.40%	3,293	23.21 to 23.21	76	0.12%	10.88% to 10.88%
2017	1.40% to 1.40%	3,321	20.93 to 20.93	70	0.31%	32.64% to 32.64%
VIP Growth Opportunities Portfolio — Service Class 2
2021	1.45% to 1.70%	5,363	60.69 to 59.18	322	0.00%	10.05% to 9.77%
2020	1.15% to 2.95%	221,092	56.65 to 17.74	11,235	0.00%	66.29% to 63.27%
2019	1.45% to 2.35%	13,078	33.26 to 30.93	434	0.00%	38.46% to 37.20%
2018	1.45% to 1.70%	9,613	24.02 to 23.60	230	0.09%	10.58% to 10.29%
2017	1.45% to 1.70%	12,366	21.72 to 21.40	267	0.10%	32.24% to 31.91%
VIP Growth Portfolio — Initial Class
2021	1.40% to 1.40%	11,105	57.07 to 57.07	634	0.00%	21.49% to 21.49%
2020	1.40% to 1.40%	12,369	46.97 to 46.97	581	0.08%	41.88% to 41.88%
2019	1.40% to 1.40%	12,648	33.11 to 33.11	419	0.26%	32.44% to 32.44%
2018	1.40% to 1.40%	12,794	25.00 to 25.00	320	0.23%	(1.57)% to (1.57)%
2017	1.40% to 1.40%	15,251	25.40 to 25.40	387	0.22%	33.25% to 33.25%
VIP Growth Portfolio — Service Class 2
2021	1.45% to 1.85%	22,132	44.28 to 51.10	1,031	0.00%	21.12% to 20.63%
2020	1.45% to 1.85%	22,996	36.56 to 42.36	885	0.05%	41.47% to 40.90%
2019	1.45% to 1.85%	24,252	25.84 to 30.06	660	0.05%	32.03% to 31.50%
2018	1.45% to 1.85%	25,326	19.57 to 22.86	522	0.04%	(1.88)% to (2.28)%
2017	1.45% to 1.85%	30,325	19.95 to 23.40	633	0.08%	32.87% to 32.33%
VIP Investment Grade Bond Portfolio — Service Class 2
2021	1.15% to 2.95%	700,775	15.21 to 10.32	9,767	1.79%	(2.04)% to (3.82)%
2020	1.15% to 2.95%	737,089	15.53 to 10.73	10,578	2.07%	7.90% to 5.94%
2019	1.15% to 2.95%	810,723	14.39 to 10.13	10,863	2.45%	8.15% to 2.60%
2018	1.15% to 2.55%	895,280	13.31 to 11.32	11,231	1.92%	(1.93)% to (3.33)%
2017	1.15% to 2.55%	1,426,677	13.57 to 11.71	18,334	2.15%	2.80% to 1.35%
VIP Mid Cap Portfolio — Service Class 2
2021	1.40% to 2.25%	86,870	67.76 to 27.14	4,233	0.34%	23.56% to 22.49%
2020	1.40% to 2.70%	114,302	54.84 to 11.87	4,386	0.36%	16.22% to 14.69%
2019	1.15% to 2.95%	455,111	18.94 to 10.34	10,580	0.65%	21.76% to 7.14%
2018	1.15% to 2.55%	521,189	15.55 to 14.33	10,298	0.40%	(15.76)% to (16.96)%
2017	1.15% to 2.55%	556,193	18.46 to 17.26	13,060	0.48%	19.15% to 17.47%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Overseas Portfolio — Initial Class
2021	1.40% to 1.40%	5,564	25.09 to 25.09	140	0.53%	18.03% to 18.03%
2020	1.40% to 1.40%	5,577	21.26 to 21.26	119	0.44%	13.99% to 13.99%
2019	1.40% to 1.40%	5,588	18.65 to 18.65	104	1.65%	25.98% to 25.98%
2018	1.40% to 1.40%	6,507	14.80 to 14.80	96	1.30%	(16.01)% to (16.01)%
2017	1.40% to 1.40%	8,231	17.62 to 17.62	145	1.45%	28.47% to 28.47%
VIP Value Strategies Portfolio — Service Class 2
2021	1.45% to 1.70%	2,168	34.29 to 23.53	67	1.27%	31.41% to 31.08%
2020	1.45% to 1.70%	1,929	26.09 to 17.95	44	1.05%	6.45% to 6.18%
2019	1.45% to 1.70%	1,961	24.51 to 16.91	42	1.34%	32.15% to 31.82%
2018	1.45% to 1.70%	2,303	18.55 to 12.82	38	0.71%	(18.70)% to (18.91)%
2017	1.45% to 1.70%	2,344	22.81 to 15.82	48	1.12%	17.36% to 17.07%
Franklin Templeton Variable Insurance Products Trust
Franklin Allocation VIP Fund — Class 2 Shares
2021	1.45% to 2.95%	552,268	17.29 to 12.25	8,958	1.75%	10.06% to 8.39%
2020	1.45% to 2.95%	603,768	15.71 to 11.30	8,989	1.49%	10.12% to 8.45%
2019	1.45% to 2.95%	668,734	14.26 to 10.42	9,110	3.49%	18.12% to 8.92%
2018	1.45% to 2.55%	778,517	12.07 to 10.63	9,035	3.03%	(10.97)% to (11.97)%
2017	1.45% to 2.55%	915,424	13.56 to 12.08	11,996	2.69%	10.36% to 9.13%
Franklin Income VIP Fund — Class 2 Shares
2021	1.15% to 2.95%	1,838,116	18.82 to 11.39	31,788	4.68%	15.41% to 13.31%
2020	1.15% to 2.95%	2,118,364	16.30 to 10.05	32,949	5.89%	(0.47)% to (2.28)%
2019	1.15% to 2.95%	2,356,154	16.38 to 10.28	37,597	5.36%	14.72% to 5.93%
2018	1.15% to 2.55%	2,726,655	14.28 to 11.91	38,894	4.83%	(5.41)% to (6.76)%
2017	1.15% to 2.55%	3,205,259	15.10 to 12.77	48,777	4.18%	8.42% to 6.88%
Franklin Large Cap Growth VIP Fund — Class 2 Shares
2021	1.45% to 2.70%	8,909	54.27 to 16.32	426	0.00%	13.60% to 12.16%
2020	1.45% to 2.70%	14,196	47.77 to 14.55	571	0.00%	42.54% to 40.73%
2019	1.45% to 1.60%	8,797	33.52 to 32.65	289	0.00%	32.63% to 32.43%
2018	1.45% to 1.60%	10,796	25.27 to 24.65	269	0.00%	(2.90)% to (3.05)%
2017	1.45% to 1.60%	9,512	26.03 to 25.43	245	0.63%	26.26% to 26.06%
Franklin Mutual Shares VIP Fund — Class 2 Shares
2021	1.15% to 2.95%	1,129,185	17.00 to 11.25	18,792	4.78%	17.80% to 15.65%
2020	1.45% to 1.70%	68,500	24.90 to 14.00	1,387	2.88%	(6.42)% to (6.66)%
2019	1.45% to 1.70%	73,587	26.61 to 15.00	1,638	1.84%	20.80% to 20.49%
2018	1.45% to 1.70%	90,452	22.03 to 12.45	1,670	2.26%	(10.39)% to (10.62)%
2017	1.45% to 1.70%	103,502	24.58 to 13.92	2,152	2.23%	6.78% to 6.51%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Templeton Foreign VIP Fund — Class 2 Shares
2021	1.45% to 2.70%	17,670	20.57 to 10.26	291	1.46%	2.65% to 1.35%
2020	1.45% to 1.60%	10,272	20.04 to 19.49	202	4.05%	(2.59)% to (2.74)%
2019	1.45% to 2.70%	41,759	20.57 to 10.53	583	1.72%	10.90% to 11.16%
2018	1.45% to 2.20%	44,317	18.55 to 9.65	569	2.61%	(16.68)% to (17.31)%
2017	1.45% to 2.20%	47,220	22.26 to 11.67	745	2.24%	15.01% to 14.13%
Templeton Global Bond VIP Fund — Class 1 Shares
2021	1.40% to 1.40%	2,612	16.16 to 16.16	42	0.00%	(5.96)% to (5.96)%
2020	1.40% to 1.40%	2,581	17.18 to 17.18	44	8.41%	(6.40)% to (6.40)%
2019	1.40% to 1.40%	2,810	18.36 to 18.36	52	6.99%	0.83% to 0.83%
2018	1.40% to 1.40%	2,902	18.20 to 18.20	53	0.00%	0.78% to 0.78%
2017	1.40% to 1.40%	2,979	18.06 to 18.06	54	0.00%	0.73% to 0.73%
Templeton Growth VIP Fund — Class 2 Shares
2021	1.45% to 2.70%	55,869	13.96 to 11.17	722	0.88%	3.35% to 2.04%
2020	1.45% to 1.70%	41,560	13.51 to 11.95	529	3.03%	4.27% to 4.00%
2019	1.45% to 2.70%	61,500	12.96 to 10.63	746	2.87%	13.48% to 13.42%
2018	1.45% to 2.20%	72,156	11.42 to 10.37	768	2.03%	(16.09)% to (16.73)%
2017	1.45% to 2.20%	83,137	13.61 to 12.45	1,058	1.61%	16.79% to 15.90%
Goldman Sachs Variable Insurance Trust
Goldman Sachs Government Money Market Fund — Service Shares
2021	1.40% to 2.70%	619,430	9.13 to 9.44	5,600	0.01%	(1.39)% to (2.69)%
2020	1.40% to 2.95%	777,279	9.26 to 9.67	7,111	0.25%	(1.14)% to (2.69)%
2019	1.40% to 2.45%	639,501	9.37 to 8.65	5,927	1.85%	0.43% to (0.64)%
2018	1.40% to 2.45%	817,885	9.33 to 8.71	7,551	1.45%	0.06% to (1.02)%
2017	1.40% to 2.45%	1,109,083	9.32 to 8.80	10,262	0.53%	(0.89)% to (1.95)%
Goldman Sachs Large Cap Value Fund — Institutional Shares
2021	1.40% to 1.40%	6,166	26.64 to 26.64	164	0.98%	22.40% to 22.40%
2020	1.40% to 1.40%	6,166	21.77 to 21.77	134	1.42%	2.52% to 2.52%
2019	1.40% to 1.40%	6,167	21.23 to 21.23	131	1.55%	24.17% to 24.17%
2018	1.40% to 1.40%	6,166	17.10 to 17.10	105	1.32%	(9.74)% to (9.74)%
2017	1.40% to 1.40%	6,167	18.95 to 18.95	117	1.70%	8.32% to 8.32%
Goldman Sachs Mid Cap Value Fund — Institutional Shares
2021	1.40% to 1.85%	7,079	70.78 to 30.64	386	0.46%	29.12% to 28.53%
2020	1.40% to 1.85%	7,557	54.82 to 23.84	315	0.63%	6.88% to 6.40%
2019	1.40% to 1.85%	7,696	51.29 to 22.40	302	0.77%	29.69% to 29.10%
2018	1.40% to 1.85%	8,712	39.55 to 17.35	266	1.28%	(11.72)% to (12.13)%
2017	1.40% to 1.85%	9,858	44.80 to 19.75	335	0.68%	9.52% to 9.02%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Portfolio — Class 1
2021	1.45% to 2.70%	102,978	15.58 to 10.17	1,456	2.38%	(2.79)% to (4.02)%
2020	1.45% to 2.70%	175,216	16.03 to 10.59	2,528	1.89%	6.28% to 4.93%
2019	1.45% to 2.70%	189,693	15.08 to 10.09	2,656	2.54%	6.61% to 1.94%
2018	1.45% to 2.20%	194,682	14.15 to 12.84	2,588	2.56%	(1.41)% to (2.16)%
2017	1.45% to 2.20%	246,951	14.35 to 13.13	3,340	2.51%	2.07% to 1.30%
JPMorgan Insurance Trust Mid Cap Value Portfolio — Class 1
2021	1.45% to 2.70%	18,647	46.29 to 12.90	700	0.99%	28.00% to 26.38%
2020	1.45% to 2.70%	29,277	36.16 to 10.21	761	1.63%	(1.09)% to (2.34)%
2019	1.45% to 2.70%	37,281	36.56 to 10.45	919	1.60%	24.92% to 9.57%
2018	1.45% to 2.20%	41,069	29.26 to 9.31	803	0.94%	(13.12)% to (13.79)%
2017	1.45% to 2.20%	36,829	33.68 to 10.80	914	0.84%	12.12% to 11.74%
JPMorgan Insurance Trust Small Cap Core Portfolio — Class 1
2021	1.45% to 1.80%	3,743	48.69 to 46.55	179	0.53%	19.63% to 19.20%
2020	1.45% to 2.70%	13,581	40.71 to 11.69	323	0.83%	12.04% to 10.62%
2019	1.45% to 2.70%	9,392	36.33 to 10.57	230	0.40%	22.77% to 12.02%
2018	1.45% to 2.20%	10,012	29.59 to 11.34	197	0.42%	(13.21)% to (13.88)%
2017	1.45% to 2.20%	16,724	34.10 to 13.17	330	0.32%	13.56% to 12.70%
JPMorgan Insurance Trust U.S. Equity Portfolio — Class 1
2021	1.45% to 2.70%	39,215	47.49 to 16.70	1,466	0.71%	27.47% to 25.85%
2020	1.45% to 2.70%	41,822	37.26 to 13.27	1,238	0.83%	23.45% to 21.88%
2019	1.45% to 2.70%	52,689	30.18 to 10.88	1,400	0.84%	29.84% to 19.09%
2018	1.45% to 2.20%	58,926	23.24 to 21.10	1,250	0.72%	(7.53)% to (8.24)%
2017	1.45% to 2.20%	47,840	25.14 to 23.00	1,105	0.89%	20.56% to 19.65%
Janus Aspen Series
Janus Henderson Balanced Portfolio — Institutional Shares
2021	1.40% to 1.40%	15,887	52.10 to 52.10	828	1.12%	15.56% to 15.56%
2020	1.40% to 1.40%	16,921	45.09 to 45.09	763	2.41%	12.71% to 12.71%
2019	1.40% to 1.40%	19,894	40.01 to 40.01	796	1.90%	20.88% to 20.88%
2018	1.40% to 1.40%	21,068	33.10 to 33.10	697	2.16%	(0.73)% to (0.73)%
2017	1.40% to 1.40%	22,517	33.34 to 33.34	751	1.61%	16.78% to 16.78%
Janus Henderson Balanced Portfolio — Service Shares
2021	1.15% to 2.95%	362,580	28.81 to 13.32	10,160	0.87%	15.56% to 13.46%
2020	1.15% to 2.95%	405,056	24.93 to 11.74	9,849	2.06%	12.71% to 10.67%
2019	1.15% to 2.95%	446,439	22.11 to 10.61	9,884	1.61%	20.87% to 12.94%
2018	1.15% to 2.55%	483,534	18.30 to 16.36	9,185	1.74%	(0.73)% to (2.14)%
2017	1.15% to 2.55%	597,843	18.43 to 16.72	11,478	1.36%	16.78% to 15.13%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Janus Henderson Enterprise Portfolio — Institutional Shares
2021	1.40% to 1.40%	11,854	70.43 to 70.43	835	0.32%	15.20% to 15.20%
2020	1.40% to 1.40%	13,532	61.14 to 61.14	827	0.11%	17.80% to 17.80%
2019	1.40% to 1.40%	15,187	51.90 to 51.90	788	0.19%	33.59% to 33.59%
2018	1.40% to 1.40%	18,311	38.85 to 38.85	711	0.26%	(1.82)% to (1.82)%
2017	1.40% to 1.40%	20,248	39.57 to 39.57	801	0.63%	25.64% to 25.64%
Janus Henderson Enterprise Portfolio — Service Shares
2021	1.45% to 1.60%	2,025	50.72 to 68.42	107	0.24%	14.85% to 14.68%
2020	1.45% to 1.60%	2,006	44.16 to 59.66	93	0.04%	17.46% to 17.28%
2019	1.45% to 1.60%	2,168	37.60 to 50.87	85	0.05%	33.20% to 32.99%
2018	1.45% to 1.60%	2,369	28.23 to 38.25	70	0.13%	(2.11)% to (2.26)%
2017	1.45% to 1.60%	2,289	28.84 to 39.14	69	0.53%	25.25% to 25.06%
Janus Henderson Flexible Bond Portfolio — Institutional Shares
2021	1.40% to 1.40%	184	23.75 to 23.75	4	2.70%	(2.28)% to (2.28)%
2020	1.40% to 1.40%	194	24.31 to 24.31	5	2.89%	8.93% to 8.93%
2019	1.40% to 1.40%	206	22.31 to 22.31	5	3.58%	8.04% to 8.04%
2018	1.40% to 1.40%	1,000	20.65 to 20.65	21	3.15%	(2.39)% to (2.39)%
2017	1.40% to 1.40%	1,012	21.16 to 21.16	21	2.75%	2.17% to 2.17%
Janus Henderson Forty Portfolio — Institutional Shares
2021	1.40% to 1.40%	13,970	93.14 to 93.14	1,301	0.49%	21.18% to 21.18%
2020	1.40% to 1.40%	14,898	76.86 to 76.86	1,145	0.71%	37.45% to 37.45%
2019	1.40% to 1.40%	15,969	55.92 to 55.92	893	0.14%	35.24% to 35.24%
2018	1.40% to 1.40%	19,066	41.35 to 41.35	788	1.17%	0.55% to 0.55%
2017	1.40% to 1.40%	20,008	41.12 to 41.12	823	0.00%	28.50% to 28.50%
Janus Henderson Forty Portfolio — Service Shares
2021	1.45% to 1.70%	27,787	63.91 to 46.02	1,555	0.55%	20.82% to 20.52%
2020	1.45% to 1.80%	34,073	52.90 to 58.75	1,583	0.63%	37.02% to 36.53%
2019	1.45% to 2.35%	44,104	38.61 to 29.51	1,480	0.02%	34.87% to 33.64%
2018	1.45% to 2.35%	60,130	28.63 to 22.08	1,520	1.19%	0.24% to (0.69)%
2017	1.45% to 2.35%	78,660	28.56 to 22.23	2,011	0.00%	28.12% to 26.95%
Janus Henderson Global Research Portfolio — Institutional Shares
2021	1.40% to 1.40%	9,791	27.89 to 27.89	273	0.51%	16.44% to 16.44%
2020	1.40% to 1.40%	11,924	23.95 to 23.95	286	0.82%	18.38% to 18.38%
2019	1.40% to 1.40%	13,130	20.24 to 20.24	266	0.98%	27.24% to 27.24%
2018	1.40% to 1.40%	14,963	15.90 to 15.90	238	1.11%	(8.18)% to (8.18)%
2017	1.40% to 1.40%	16,797	17.32 to 17.32	291	0.81%	25.26% to 25.26%
Janus Henderson Global Research Portfolio — Service Shares
2021	1.45% to 1.65%	7,491	21.92 to 21.03	177	0.36%	16.09% to 15.85%
2020	1.45% to 1.65%	7,930	18.89 to 18.15	162	0.64%	18.03% to 17.79%
2019	1.45% to 1.80%	8,565	16.00 to 17.66	149	0.86%	26.85% to 26.40%
2018	1.45% to 1.80%	8,949	12.61 to 13.97	123	0.95%	(8.44)% to (8.77)%
2017	1.45% to 1.80%	9,589	13.78 to 15.31	145	0.68%	24.85% to 24.41%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Janus Henderson Global Technology and Innovation Portfolio — Service Shares
2021	1.60% to 1.60%	215	74.64 to 74.64	16	0.67%	15.86% to 15.86%
2020	1.60% to 1.60%	215	64.42 to 64.42	14	0.00%	48.32% to 48.32%
2019	1.60% to 1.60%	215	43.44 to 43.44	9	0.41%	42.50% to 42.50%
2018	1.60% to 1.60%	227	30.48 to 30.48	7	1.06%	(0.72)% to (0.72)%
2017	1.60% to 1.60%	256	30.70 to 30.70	8	0.45%	42.60% to 42.60%
Janus Henderson Overseas Portfolio — Institutional Shares
2021	1.40% to 1.40%	4,236	31.59 to 31.59	134	1.07%	12.00% to 12.00%
2020	1.40% to 1.40%	4,642	28.20 to 28.20	131	1.35%	14.67% to 14.67%
2019	1.40% to 1.40%	4,697	24.59 to 24.59	116	1.86%	25.24% to 25.24%
2018	1.40% to 1.40%	5,446	19.64 to 19.64	107	1.76%	(16.14)% to (16.14)%
2017	1.40% to 1.40%	5,624	23.42 to 23.42	132	1.67%	29.29% to 29.29%
Janus Henderson Overseas Portfolio — Service Shares
2021	1.45% to 1.80%	3,335	24.27 to 26.53	88	1.03%	11.65% to 11.25%
2020	1.45% to 1.80%	3,390	21.74 to 23.85	80	1.22%	14.34% to 13.93%
2019	1.45% to 1.80%	3,748	19.01 to 20.93	78	1.80%	24.87% to 24.43%
2018	1.45% to 1.80%	5,454	15.22 to 16.82	89	1.62%	(16.37)% to (16.67)%
2017	1.45% to 1.80%	7,260	18.20 to 20.19	140	1.55%	28.91% to 28.46%
Janus Henderson Research Portfolio — Institutional Shares
2021	1.40% to 1.40%	12,415	45.02 to 45.02	559	0.10%	18.65% to 18.65%
2020	1.40% to 1.40%	13,231	37.94 to 37.94	502	0.54%	31.09% to 31.09%
2019	1.40% to 1.40%	15,533	28.94 to 28.94	450	0.46%	33.63% to 33.63%
2018	1.40% to 1.40%	15,891	21.66 to 21.66	344	0.55%	(3.95)% to (3.95)%
2017	1.40% to 1.40%	17,226	22.55 to 22.55	388	0.39%	26.10% to 26.10%
Janus Henderson Research Portfolio — Service Shares
2021	1.45% to 1.45%	1,377	34.71 to 34.71	48	0.02%	18.31% to 18.31%
2020	1.45% to 1.45%	1,531	29.34 to 29.34	45	0.36%	30.65% to 30.65%
2019	1.45% to 1.60%	1,944	22.45 to 26.43	44	0.30%	33.26% to 33.06%
2018	1.45% to 1.60%	2,353	16.85 to 19.86	40	0.36%	(4.26)% to (4.40)%
2017	1.45% to 1.60%	2,590	17.60 to 20.78	46	0.24%	25.71% to 25.52%
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Portfolio — Class II
2021	1.45% to 1.80%	5,856	46.30 to 43.32	269	0.17%	8.45% to 8.06%
2020	1.45% to 1.80%	5,914	42.69 to 40.09	251	0.58%	16.02% to 15.61%
2019	1.45% to 1.80%	6,093	36.80 to 34.68	223	0.76%	22.94% to 22.50%
2018	1.45% to 1.80%	6,619	29.93 to 28.31	197	0.37%	(9.90)% to (10.22)%
2017	1.45% to 1.80%	7,018	33.22 to 31.53	231	0.21%	14.31% to 13.91%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
ClearBridge Variable Dividend Strategy Portfolio — Class II
2021	1.45% to 2.70%	10,608	28.34 to 13.77	258	1.32%	24.78% to 23.20%
2020	1.45% to 2.70%	12,268	22.71 to 11.18	241	1.16%	5.94% to 4.59%
2019	1.45% to 2.30%	17,694	21.44 to 19.21	357	1.27%	29.51% to 28.39%
2018	1.45% to 2.30%	21,258	16.55 to 14.96	331	1.23%	(6.38)% to (7.19)%
2017	1.45% to 2.30%	27,458	17.68 to 16.12	459	1.44%	17.29% to 16.28%
ClearBridge Variable Large Cap Value Portfolio — Class I
2021	1.45% to 1.85%	13,339	17.61 to 17.11	233	1.07%	24.38% to 23.88%
2020	1.45% to 1.85%	13,807	14.16 to 13.82	194	1.38%	3.72% to 3.30%
2019	1.45% to 1.85%	13,965	13.65 to 13.37	189	1.71%	27.01% to 26.50%
2018	1.45% to 1.85%	16,619	10.75 to 10.57	178	1.53%	(10.20)% to (10.57)%
2017	1.45% to 1.85%	16,902	11.97 to 11.82	202	1.41%	13.18% to 12.72%
MFS® Variable Insurance Trust
MFS® Investors Trust Series — Service Class Shares
2021	1.45% to 1.70%	10,470	35.72 to 43.40	392	0.41%	24.67% to 24.36%
2020	1.45% to 1.70%	12,504	28.65 to 34.90	374	0.43%	11.95% to 11.67%
2019	1.45% to 1.70%	17,354	25.59 to 31.25	464	0.48%	29.34% to 29.02%
2018	1.45% to 1.70%	19,595	19.78 to 24.22	404	0.45%	(7.08)% to (7.32)%
2017	1.45% to 1.70%	20,531	21.29 to 26.14	455	0.55%	21.25% to 20.94%
MFS® New Discovery Series — Service Class Shares
2021	1.40% to 1.85%	11,216	66.59 to 46.99	508	0.00%	0.15% to (0.31)%
2020	1.40% to 1.85%	12,101	66.49 to 47.14	552	0.00%	43.55% to 42.89%
2019	1.40% to 1.85%	13,320	46.32 to 32.99	424	0.00%	39.30% to 38.66%
2018	1.40% to 1.85%	15,232	33.25 to 23.79	348	0.00%	(3.10)% to (3.55)%
2017	1.40% to 1.85%	16,747	34.31 to 24.66	395	0.00%	24.57% to 24.00%
MFS® Total Return Series — Service Class Shares
2021	1.45% to 2.95%	280,311	28.89 to 12.27	5,699	1.57%	12.19% to 10.48%
2020	1.45% to 2.95%	333,849	25.75 to 11.11	6,085	2.07%	7.93% to 6.29%
2019	1.45% to 2.95%	375,067	23.86 to 10.45	6,381	2.03%	18.38% to 9.53%
2018	1.45% to 2.55%	460,352	20.16 to 12.14	6,714	1.94%	(7.24)% to (8.29)%
2017	1.45% to 2.55%	553,796	21.73 to 13.23	8,758	2.11%	10.41% to 9.18%
MFS® Utilities Series — Service Class Shares
2021	1.45% to 1.80%	39,878	39.19 to 48.60	1,380	1.52%	12.17% to 11.77%
2020	1.45% to 1.80%	45,027	34.94 to 43.48	1,362	2.20%	4.09% to 3.72%
2019	1.45% to 1.80%	49,945	33.57 to 41.92	1,478	3.79%	22.99% to 22.56%
2018	1.45% to 1.80%	54,333	27.29 to 34.20	1,290	0.83%	(0.66)% to (1.01)%
2017	1.45% to 1.80%	67,306	27.47 to 34.55	1,596	4.12%	12.84% to 12.44%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
MFS® Variable Insurance Trust II
MFS® Income Portfolio — Service Class Shares
2021	1.45% to 1.80%	4,589	12.45 to 12.08	56	2.48%	(1.35)% to (1.70)%
2020	1.45% to 1.80%	6,798	12.62 to 12.29	85	3.51%	7.53% to 7.15%
2019	1.45% to 1.80%	6,941	11.74 to 11.47	81	3.33%	9.68% to 9.29%
2018	1.45% to 1.80%	7,290	10.70 to 10.50	77	3.72%	(3.53)% to (3.88)%
2017	1.45% to 1.80%	8,000	11.09 to 10.92	88	4.49%	4.35% to 3.98%
MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares
2021	1.45% to 1.85%	19,735	26.05 to 25.34	509	0.03%	23.84% to 23.33%
2020	1.45% to 1.85%	21,779	21.03 to 20.55	454	0.22%	20.43% to 19.94%
2019	1.45% to 2.70%	40,756	17.47 to 10.95	699	0.33%	37.56% to 20.63%
2018	1.45% to 2.20%	55,651	12.70 to 12.34	699	0.29%	(0.89)% to (1.65)%
2017	1.45% to 2.20%	79,578	12.81 to 12.54	1,010	0.43%	26.25% to 25.29%
PIMCO Variable Insurance Trust
All Asset Portfolio — Advisor Class Shares
2021	1.45% to 1.70%	15,215	19.47 to 16.41	276	10.85%	14.36% to 14.07%
2020	1.45% to 1.70%	14,945	17.03 to 14.38	236	4.87%	6.34% to 6.07%
2019	1.45% to 1.70%	14,847	16.01 to 13.56	220	2.76%	10.12% to 9.84%
2018	1.45% to 1.70%	22,563	14.54 to 12.34	313	3.03%	(6.83)% to (7.06)%
2017	1.45% to 1.70%	26,309	15.61 to 13.28	393	4.50%	11.74% to 11.46%
High Yield Portfolio — Administrative Class Shares
2021	1.15% to 2.95%	138,003	19.51 to 10.56	2,880	4.44%	2.44% to 0.57%
2020	1.15% to 2.95%	181,682	19.04 to 10.50	3,616	4.87%	4.52% to 2.62%
2019	1.15% to 2.95%	319,659	18.22 to 10.23	5,926	4.90%	13.41% to 4.79%
2018	1.15% to 2.55%	286,929	16.06 to 13.46	4,848	5.09%	(3.77)% to (5.14)%
2017	1.15% to 2.55%	302,568	16.69 to 14.19	5,422	4.87%	5.39% to 3.90%
International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares
2021	1.45% to 1.80%	1,317	20.18 to 18.17	24	1.62%	(3.38)% to (3.72)%
2020	1.45% to 1.80%	1,556	20.89 to 18.88	30	6.10%	4.03% to 3.66%
2019	1.45% to 1.80%	1,613	20.08 to 18.21	30	1.77%	5.46% to 5.08%
2018	1.45% to 1.80%	1,965	19.04 to 17.33	34	1.31%	0.63% to 0.27%
2017	1.45% to 1.80%	2,130	18.92 to 17.28	37	4.21%	1.28% to 0.92%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2021	1.15% to 2.95%	390,869	21.00 to 10.68	7,772	1.55%	(5.88)% to (7.59)%
2020	1.15% to 2.95%	321,402	22.31 to 11.56	6,994	1.67%	16.04% to 13.93%
2019	1.15% to 2.95%	268,022	19.22 to 10.14	5,188	2.04%	12.02% to 2.96%
2018	1.15% to 2.55%	270,563	17.16 to 15.17	4,894	2.40%	(3.51)% to (4.88)%
2017	1.15% to 2.55%	255,466	17.79 to 15.95	4,883	2.17%	7.71% to 6.18%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Low Duration Portfolio — Administrative Class Shares
2021	1.15% to 2.95%	946,074	12.04 to 9.60	10,756	0.52%	(2.07)% to (3.85)%
2020	1.15% to 2.95%	1,050,777	12.30 to 9.99	12,278	1.04%	1.80% to (0.05)%
2019	1.15% to 2.95%	517,963	12.08 to 9.99	6,015	2.76%	2.83% to (0.13)%
2018	1.15% to 2.55%	508,107	11.75 to 10.36	5,786	1.92%	(0.82)% to (2.23)%
2017	1.15% to 2.55%	527,699	11.84 to 10.59	6,094	1.33%	0.19% to (1.23)%
Total Return Portfolio — Administrative Class Shares
2021	1.15% to 2.95%	1,002,357	16.16 to 10.19	15,939	1.82%	(2.40)% to (4.18)%
2020	1.15% to 2.95%	930,974	16.56 to 10.63	15,435	2.14%	7.40% to 5.44%
2019	1.15% to 2.95%	1,145,742	15.42 to 10.08	17,726	3.01%	7.11% to 1.71%
2018	1.15% to 2.55%	1,305,664	14.39 to 12.77	19,167	2.51%	(1.68)% to (3.08)%
2017	1.15% to 2.55%	1,868,335	14.64 to 13.18	27,977	2.02%	3.71% to 2.25%
Rydex Variable Trust
NASDAQ — 100® Fund
2021	1.45% to 1.70%	4,095	57.05 to 78.26	241	0.00%	23.72% to 23.41%
2020	1.45% to 1.70%	4,939	46.11 to 63.42	236	0.29%	42.86% to 42.50%
2019	1.45% to 1.70%	15,785	32.28 to 44.50	571	0.13%	34.88% to 34.54%
2018	1.45% to 1.70%	16,230	23.93 to 33.08	438	0.00%	(3.24)% to (3.49)%
2017	1.45% to 1.70%	16,783	24.73 to 34.27	468	0.00%	29.23% to 28.90%
State Street Variable Insurance Series Funds, Inc.
Income V.I.S. Fund — Class 1 Shares
2021	1.40% to 1.80%	33,651	17.71 to 13.87	467	2.26%	(3.19)% to (3.58)%
2020	1.40% to 1.80%	33,760	18.29 to 14.38	488	2.43%	5.53% to 5.10%
2019	1.40% to 1.80%	40,931	17.33 to 13.69	563	0.16%	7.10% to 6.67%
2018	1.40% to 1.80%	70,521	16.18 to 12.83	929	1.99%	(2.81)% to (3.21)%
2017	1.40% to 1.80%	87,758	16.65 to 13.26	1,189	1.96%	1.81% to 1.39%
Premier Growth Equity V.I.S. Fund — Class 1 Shares
2021	1.40% to 1.80%	12,474	46.57 to 47.94	616	0.00%	23.22% to 22.72%
2020	1.40% to 1.80%	15,453	37.79 to 39.06	624	0.03%	31.74% to 31.21%
2019	1.40% to 1.80%	16,927	28.69 to 29.77	520	0.00%	35.41% to 34.86%
2018	1.40% to 1.80%	22,647	21.18 to 22.08	513	0.13%	(4.03)% to (4.42)%
2017	1.40% to 1.80%	26,124	22.07 to 23.10	615	0.31%	26.55% to 26.04%
Real Estate Securities V.I.S. Fund — Class 1 Shares
2021	1.40% to 1.80%	29,572	81.12 to 55.95	1,375	1.18%	39.82% to 39.26%
2020	1.15% to 2.95%	160,606	20.31 to 9.41	3,623	0.51%	(6.33)% to (8.03)%
2019	1.15% to 2.95%	153,560	21.68 to 10.23	3,813	1.32%	24.70% to 4.81%
2018	1.15% to 2.55%	174,075	17.38 to 13.38	3,553	2.43%	(6.80)% to (8.13)%
2017	1.15% to 2.55%	186,398	18.65 to 14.57	4,129	1.53%	4.63% to 3.15%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
S&P 500® Index V.I.S. Fund — Class 1 Shares
2021	1.40% to 1.80%	184,197	42.80 to 39.57	7,529	1.02%	26.48% to 25.96%
2020	1.40% to 1.80%	225,362	33.84 to 31.42	7,259	1.74%	16.27% to 15.80%
2019	1.40% to 1.80%	259,623	29.10 to 27.13	7,183	1.27%	29.21% to 28.69%
2018	1.40% to 1.80%	316,565	22.52 to 21.08	6,765	1.64%	(6.07)% to (6.46)%
2017	1.40% to 1.80%	359,344	23.98 to 22.54	8,177	1.69%	19.81% to 19.32%
Small-Cap Equity V.I.S. Fund — Class 1 Shares
2021	1.40% to 1.80%	39,654	53.52 to 39.67	1,664	0.00%	18.85% to 18.36%
2020	1.40% to 1.80%	47,188	45.04 to 33.51	1,662	0.00%	12.93% to 12.47%
2019	1.40% to 1.80%	50,347	39.88 to 29.80	1,554	0.00%	24.36% to 23.85%
2018	1.40% to 1.80%	58,538	32.07 to 24.06	1,464	0.00%	(10.97)% to (11.33)%
2017	1.40% to 1.80%	67,144	36.02 to 27.13	1,903	0.00%	11.14% to 10.69%
Total Return V.I.S. Fund — Class 1 Shares
2021	1.40% to 2.10%	399,403	26.57 to 18.33	9,026	2.09%	11.86% to 11.07%
2020	1.40% to 2.10%	428,249	23.75 to 16.50	8,649	1.92%	4.95% to 4.21%
2019	1.40% to 2.10%	450,823	22.63 to 15.83	8,700	2.35%	14.19% to 13.38%
2018	1.40% to 2.10%	467,586	19.82 to 13.97	7,916	2.12%	(7.66)% to (8.32)%
2017	1.40% to 2.10%	520,386	21.46 to 15.23	9,529	2.02%	13.97% to 13.16%
Total Return V.I.S. Fund — Class 3 Shares
2021	1.35% to 2.95%	3,164,223	15.49 to 11.58	48,168	1.76%	11.67% to 9.86%
2020	1.35% to 2.95%	3,566,001	13.87 to 10.54	49,828	1.61%	4.71% to 3.01%
2019	1.35% to 2.95%	4,020,796	13.25 to 10.23	54,217	1.98%	14.01% to 4.80%
2018	1.35% to 2.55%	4,662,379	11.62 to 10.79	55,832	1.84%	(7.88)% to (9.00)%
2017	1.35% to 2.55%	5,301,484	12.61 to 11.85	69,389	1.66%	13.71% to 12.33%
U.S. Equity V.I.S. Fund — Class 1 Shares
2021	1.40% to 1.70%	26,355	45.80 to 30.38	1,027	0.33%	23.74% to 23.36%
2020	1.40% to 1.70%	30,264	37.01 to 24.63	958	0.52%	20.92% to 20.55%
2019	1.40% to 1.70%	31,654	30.61 to 20.43	826	0.70%	29.93% to 29.53%
2018	1.40% to 1.70%	32,139	23.56 to 15.77	645	0.84%	(4.76)% to (5.05)%
2017	1.40% to 1.70%	34,555	24.73 to 16.61	730	0.80%	18.24% to 17.88%
The Alger Portfolios
Alger Large Cap Growth Portfolio — Class I-2 Shares
2021	1.40% to 1.40%	7,888	50.66 to 50.66	400	0.00%	10.28% to 10.28%
2020	1.40% to 1.40%	9,410	45.94 to 45.94	432	0.18%	64.69% to 64.69%
2019	1.40% to 1.40%	9,636	27.90 to 27.90	269	0.00%	25.65% to 25.65%
2018	1.40% to 1.40%	9,874	22.20 to 22.20	219	0.00%	0.77% to 0.77%
2017	1.40% to 1.40%	9,974	22.03 to 22.03	220	0.00%	26.67% to 26.67%
Alger Small Cap Growth Portfolio — Class I-2 Shares
2021	1.40% to 1.40%	2,865	43.14 to 43.14	124	0.00%	(7.37)% to (7.37)%
2020	1.40% to 1.40%	2,939	46.58 to 46.58	137	1.04%	64.81% to 64.81%
2019	1.40% to 1.40%	3,030	28.26 to 28.26	86	0.00%	27.53% to 27.53%
2018	1.40% to 1.40%	3,683	22.16 to 22.16	82	0.00%	0.01% to 0.01%
2017	1.40% to 1.40%	3,854	22.16 to 22.16	85	0.00%	26.94% to 26.94%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
The Prudential Series Fund
PSF Natural Resources Portfolio — Class II Shares
2021	1.15% to 2.30%	47,655	6.95 to 8.01	460	0.00%	23.59% to 22.16%
2020	1.15% to 2.95%	456,696	5.62 to 10.53	2,871	0.00%	10.53% to 8.52%
2019	1.15% to 2.95%	871,420	5.08 to 9.71	4,969	0.00%	8.99% to (5.94)%
2018	1.15% to 2.55%	914,737	4.67 to 5.08	4,850	0.00%	(19.36)% to (20.51)%
2017	1.15% to 2.55%	755,907	5.79 to 6.39	5,081	0.00%	(1.67)% to (3.06)%
PSF PGIM Jennison Focused Blend Portfolio — Class II Shares
2021	1.45% to 1.70%	4,826	63.29 to 31.54	248	0.00%	14.66% to 14.37%
2020	1.45% to 1.70%	7,357	55.20 to 27.58	286	0.00%	28.52% to 28.20%
2019	1.45% to 1.70%	9,624	42.95 to 21.51	304	0.00%	26.54% to 26.22%
2018	1.45% to 1.70%	11,265	33.94 to 17.04	285	0.00%	(7.10)% to (7.34)%
2017	1.45% to 1.80%	12,295	36.54 to 34.68	337	0.00%	27.87% to 27.42%
PSF PGIM Jennison Growth Portfolio — Class II Shares
2021	1.45% to 1.60%	7,161	79.51 to 77.28	554	0.00%	13.88% to 13.71%
2020	1.45% to 1.60%	7,185	69.82 to 67.97	489	0.00%	53.32% to 53.08%
2019	1.45% to 1.60%	7,215	45.54 to 44.40	321	0.00%	30.90% to 30.70%
2018	1.45% to 1.60%	7,249	34.79 to 33.97	246	0.00%	(2.62)% to (2.77)%
2017	1.45% to 1.80%	2,695	35.73 to 33.91	94	0.00%	34.16% to 33.69%

(1)

Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.

(2)	The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)

The total return represents a range of maximum and minimum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

(4)	The ratios of expenses and net investment income to average net assets are annualized for the period from April 30, 2021 to December 31, 2021.